Big Data Refiners ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Commercial Services & Supplies - 0.4%
Sato Holdings Corp.	548	7,586

Communications Equipment - 2.6%
NetScout Systems, Inc.*	1,522	48,308

Diversified Consumer Services - 1.5%
2U, Inc.*	1,564	11,136
PowerSchool Holdings, Inc., Class A*	918	16,524
		27,660
Electronic Equipment, Instruments & Components - 4.1%
Zebra Technologies Corp., Class A*	252	76,013

IT Services - 12.3%
Appen Ltd.	2,304	5,880
MongoDB, Inc.*	308	99,441
Snowflake, Inc., Class A*	649	117,437
SolarWinds Corp.*	781	7,084
		229,842
Software - 78.8%
Alteryx, Inc., Class A*	1,223	76,217
AvePoint, Inc.*	2,209	10,338
Braze, Inc., Class A*(a)	633	26,067
CommVault Systems, Inc.*	931	50,544
Confluent, Inc., Class A*	2,495	68,263
Datadog, Inc., Class A*	799	83,855
Domo, Inc., Class B*	618	11,903
Dynatrace, Inc.*	2,056	78,498
Elastic NV*	1,186	99,517
Enghouse Systems Ltd.	918	22,409
Five9, Inc.*	832	81,627
Informatica, Inc., Class A*(a)	2,323	51,269
InterDigital, Inc.	642	32,203
LivePerson, Inc.*	1,476	17,122
MicroStrategy, Inc., Class A*	199	46,080
New Relic, Inc.*	1,255	76,191
Nice Ltd.*	424	91,933
Nutanix, Inc., Class A*	4,723	81,708
Palantir Technologies, Inc., Class A*	9,424	72,753
Splunk, Inc.*	798	71,844
Sumo Logic, Inc.*	1,902	16,700
Teradata Corp.*	2,169	71,360
Tyler Technologies, Inc.*	236	87,676
Verint Systems, Inc.*	1,346	65,268
Zendesk, Inc.*	938	72,010
		1,463,355
TOTAL COMMON STOCKS (Cost $2,693,736)		1,852,764

SECURITIES LENDING REINVESTMENTS(b) - 2.8%

INVESTMENT COMPANIES - 2.8%
BlackRock Liquidity FedFund, Institutional Class 2.02% (Cost $51,835)	51,835	51,835

Total Investments - 102.5% (Cost $2,745,571)		1,904,599
Liabilities in excess of other assets - (2.5%)		(46,984)
Net Assets - 100.0%		1,857,615

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $50,549, collateralized in the form of cash with a value of $51,835 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $25 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 20, 2022 – February 15, 2052. The total value of collateral is $51,860.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $51,835.

Big Data Refiners ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	92.9%
Israel	4.9%
Canada	1.2%
Japan	0.4%
Australia	0.3%
Other[a]	0.3%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Bitcoin Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 62.4%

U.S. TREASURY OBLIGATIONS - 62.4%
U.S. Treasury Bills
2.45%, 11/17/2022(a) (Cost $397,921,000)	400,000,000	397,711,388

Total Investments - 62.4% (Cost $397,921,000)		397,711,388
Other assets less liabilities - 37.6%		239,363,279
Net Assets - 100.0%		637,074,667

(a)	The rate shown was the current yield as of August 31, 2022.

Futures Contracts Purchased

Bitcoin Strategy ETF had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
CME Bitcoin Futures	4,153	9/30/2022	USD	$416,649,725	$(47,052,470)
CME Bitcoin Futures	2,192	10/28/2022	USD	220,241,200	(16,936,524)
					$(63,988,994)

Abbreviations
USD	U.S. Dollar

Decline of the Retail Store ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 77.7%

REPURCHASE AGREEMENTS(a) - 77.7%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $15,877,669
(Cost $15,876,697)	15,876,697	15,876,697

Total Investments - 77.7% (Cost $15,876,697)		15,876,697
Other assets less liabilities - 22.3%		4,544,272
Net Assets - 100.0%		20,420,969

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(12,075,334)	11/6/2023	BNP Paribas SA	(2.28)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(622,526)
(204,069)	3/7/2023	Goldman Sachs International	(1.33)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(948)
(3,542,814)	3/7/2023	Societe Generale	(1.58)%	Solactive-ProShares Bricks and Mortar Retail Store Index	230,338
(4,592,310)	11/7/2022	UBS AG	(2.08)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(24,377)
(20,414,527)					(417,513)
				Total Unrealized Appreciation	230,338
				Total Unrealized Depreciation	(647,851)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 90.8%

Construction & Engineering - 5.3%
Ferrovial SA	57,738	1,449,435
MDU Resources Group, Inc.	18,680	563,202
Vinci SA	59,670	5,531,805
		7,544,442
Diversified Telecommunication Services - 2.8%
Cellnex Telecom SA(a)	66,013	2,571,993
China Tower Corp. Ltd., Class H(a)	5,047,799	630,275
Helios Towers plc*	50,946	73,507
Infrastrutture Wireless Italiane SpA(a)	41,121	382,665
RAI Way SpA(a)	11,019	53,374
Vantage Towers AG	11,177	290,019
		4,001,833
Electric Utilities - 9.2%
Edison International	34,844	2,361,378
Elia Group SA/NV(b)	4,182	608,971
Eversource Energy	31,507	2,825,863
Fortis, Inc.	55,165	2,433,670
Hydro One Ltd.(a)	35,342	956,913
PG&E Corp.*	138,066	1,702,354
Red Electrica Corp. SA	50,101	918,114
Terna - Rete Elettrica Nazionale	162,850	1,161,958
		12,969,221
Equity Real Estate Investment Trusts (REITs) - 14.7%
American Tower Corp.	42,476	10,791,028
Crown Castle, Inc.	39,561	6,758,205
SBA Communications Corp.	9,851	3,204,038
		20,753,271
Gas Utilities - 9.2%
APA Group	136,565	1,036,301
Atmos Energy Corp.	12,707	1,440,720
Beijing Enterprises Holdings Ltd.	55,782	166,308
Brookfield Infrastructure Corp., Class A	10,011	476,500
Chesapeake Utilities Corp.	1,620	204,606
China Gas Holdings Ltd.	278,430	395,188
China Resources Gas Group Ltd.	104,970	409,919
Enagas SA	28,949	529,189
ENN Energy Holdings Ltd.	87,641	1,277,425
Hong Kong & China Gas Co. Ltd.	1,252,657	1,236,904
Italgas SpA	56,268	290,366
Kunlun Energy Co. Ltd.	463,291	404,340
Naturgy Energy Group SA(b)	38,157	1,053,745
New Jersey Resources Corp.	8,832	389,844
Northwest Natural Holding Co.	3,131	149,067
ONE Gas, Inc.	4,969	388,924
Snam SpA	237,288	1,129,359
Southwest Gas Holdings, Inc.	6,111	475,741
Spire, Inc.	4,787	334,563
Toho Gas Co. Ltd.	11,507	258,840
Tokyo Gas Co. Ltd.	47,469	892,489
Towngas Smart Energy Co. Ltd.*	117,036	51,445
		12,991,783
Media - 0.3%
Eutelsat Communications SA	18,883	171,073
SES SA, ADR	44,383	312,040
		483,113
Multi-Utilities - 11.9%
ACEA SpA	4,930	59,205
CenterPoint Energy, Inc.	57,535	1,814,078
Consolidated Edison, Inc.	32,368	3,163,648
National Grid plc	448,422	5,615,645
NiSource, Inc.	37,070	1,093,936
NorthWestern Corp.	4,949	262,198
Sempra Energy	28,714	4,736,949
Unitil Corp.	1,465	76,312
		16,821,971
Oil, Gas & Consumable Fuels - 24.2%
Antero Midstream Corp.	29,884	300,932
Cheniere Energy, Inc.	21,592	3,458,607
Enbridge, Inc.	234,540	9,671,974
EnLink Midstream LLC*	23,399	237,734
Gibson Energy, Inc.	16,972	320,353
Hess Midstream LP, Class A	3,869	109,531
Keyera Corp.(b)	25,582	630,322
Kinder Morgan, Inc.	178,151	3,263,726
Koninklijke Vopak NV	7,437	163,975
New Fortress Energy, Inc.	3,815	218,790
ONEOK, Inc.	40,823	2,499,592
Pembina Pipeline Corp.	63,663	2,248,213
Plains GP Holdings LP, Class A*	17,753	212,681
Targa Resources Corp.	20,839	1,421,845
TC Energy Corp.	117,178	5,646,778
Williams Cos., Inc. (The)	111,275	3,786,688
		34,191,741
Transportation Infrastructure - 8.2%
Aena SME SA*(a)	8,507	1,045,984
Aeroports de Paris*	2,992	411,482
Atlantia SpA	58,303	1,337,646
Atlas Arteria Ltd.	111,550	610,625
Auckland International Airport Ltd.*	140,463	649,724
Beijing Capital International Airport Co. Ltd., Class H*	186,830	117,591
China Merchants Port Holdings Co. Ltd.	158,518	238,321
COSCO SHIPPING Ports Ltd.	192,812	125,042
Flughafen Zurich AG (Registered)*	2,203	371,862
Fraport AG Frankfurt Airport Services Worldwide*	4,281	185,510
Getlink SE	50,290	949,627
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,939	205,892
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,997	569,852
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,289	484,055
Hamburger Hafen und Logistik AG	2,602	31,849
Hutchison Port Holdings Trust	584,785	125,729
Japan Airport Terminal Co. Ltd.*	10,781	448,545
Jiangsu Expressway Co. Ltd., Class H	137,456	117,864
Shenzhen Expressway Corp. Ltd., Class H	80,462	70,531
Transurban Group	355,231	3,393,213
Westshore Terminals Investment Corp.(b)	4,539	105,686
Yuexiu Transport Infrastructure Ltd.	108,448	51,953
		11,648,583
Water Utilities - 5.0%
American States Water Co.	3,354	278,281

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
American Water Works Co., Inc.	16,613	2,466,200
Beijing Enterprises Water Group Ltd.	539,650	138,888
California Water Service Group	4,915	287,675
China Water Affairs Group Ltd.	98,244	89,623
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	39,556	370,244
Essential Utilities, Inc.	21,045	1,034,362
Pennon Group plc	31,804	345,082
Severn Trent plc	29,321	949,314
SJW Group	2,543	163,515
United Utilities Group plc	78,924	968,663
		7,091,847
TOTAL COMMON STOCKS (Cost $127,123,165)		128,497,805

MASTER LIMITED PARTNERSHIPS - 8.2%

Multi-Utilities - 0.8%
Brookfield Infrastructure Partners LP	25,970	1,090,480

Oil, Gas & Consumable Fuels - 7.4%
Cheniere Energy Partners LP	4,424	226,243
Crestwood Equity Partners LP	6,537	174,277
DCP Midstream LP	8,421	320,167
Energy Transfer LP	219,987	2,576,048
Enterprise Products Partners LP	135,457	3,565,228
Genesis Energy LP	10,081	116,738
Holly Energy Partners LP	4,161	73,899
Magellan Midstream Partners LP	19,338	998,421
MPLX LP	34,236	1,116,778
NuStar Energy LP	8,973	143,209
Plains All American Pipeline LP	41,956	492,983
Shell Midstream Partners LP	11,144	176,187
Western Midstream Partners LP	17,784	499,908
		10,480,086
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,173,990)		11,570,566

CLOSED END FUNDS - 0.5%

Capital Markets - 0.5%
3i Infrastructure plc	72,224	285,689
Hicl Infrastructure plc	225,281	451,186

TOTAL CLOSED END FUNDS (Cost $788,467)		736,875

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(c) - 0.4%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $630,813
(Cost $630,775)	630,775	630,775

Total Investments - 99.9% (Cost $140,716,397)		141,436,021
Other assets less liabilities - 0.1%		112,749
Net Assets - 100.0%		141,548,770

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $1,779,919, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 20, 2022 – February 15, 2052. The total value of collateral is $2,011,665.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	51.5%
Canada	16.7%
United Kingdom	6.1%
Spain	5.3%
France	5.0%
Australia	3.6%
Italy	3.1%
China	2.1%
Hong Kong	1.8%
Japan	1.1%
Mexico	0.9%
New Zealand	0.5%
Belgium	0.4%
Germany	0.4%
Switzerland	0.3%
Brazil	0.3%
Luxembourg	0.2%
Netherlands	0.1%
Singapore	0.1%
Other[a]	0.5%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Equities for Rising Rates ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 1.5%
Textron, Inc.	18,162	1,132,945

Banks - 14.3%
Bank of America Corp.	68,143	2,290,286
Citizens Financial Group, Inc.	59,456	2,180,846
Huntington Bancshares, Inc.	175,996	2,358,346
JPMorgan Chase & Co.	18,765	2,134,144
PNC Financial Services Group, Inc. (The)	13,524	2,136,792
		11,100,414
Capital Markets - 15.6%
Ameriprise Financial, Inc.	8,832	2,367,064
Charles Schwab Corp. (The)	34,169	2,424,291
LPL Financial Holdings, Inc.	11,653	2,579,159
Raymond James Financial, Inc.	23,808	2,484,841
State Street Corp.	33,221	2,270,655
		12,126,010
Chemicals - 14.3%
Albemarle Corp.	6,523	1,747,903
Celanese Corp.	11,499	1,274,779
Dow, Inc.	27,622	1,408,722
DuPont de Nemours, Inc.	18,804	1,046,255
Eastman Chemical Co.	15,874	1,444,534
LyondellBasell Industries NV, Class A	16,449	1,365,267
Mosaic Co. (The)	31,494	1,696,582
PPG Industries, Inc.	9,090	1,154,248
		11,138,290
Communications Equipment - 3.1%
Arista Networks, Inc.*	7,348	880,878
Cisco Systems, Inc.	16,636	743,962
Motorola Solutions, Inc.	3,378	822,239
		2,447,079
Consumer Finance - 4.4%
American Express Co.	7,530	1,144,560
Capital One Financial Corp.	10,005	1,058,729
Synchrony Financial	37,268	1,220,527
		3,423,816
Containers & Packaging - 3.9%
Avery Dennison Corp.	8,883	1,631,097
International Paper Co.	34,262	1,425,984
		3,057,081
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	34,961	613,216
Verizon Communications, Inc.	14,395	601,855
		1,215,071
Energy Equipment & Services - 2.6%
Schlumberger NV	52,332	1,996,466

Entertainment - 0.6%
Roku, Inc.*	7,436	505,648

Industrial Conglomerates - 1.5%
General Electric Co.	16,416	1,205,591

IT Services - 1.4%
FleetCor Technologies, Inc.*	5,054	1,074,127

Machinery - 2.9%
Parker-Hannifin Corp.	4,351	1,153,015
Westinghouse Air Brake Technologies Corp.	12,938	1,134,016
		2,287,031
Media - 2.5%
Charter Communications, Inc., Class A*	1,582	652,781
Comcast Corp., Class A	18,548	671,252
Liberty Broadband Corp., Class C*	6,360	646,812
		1,970,845
Metals & Mining - 4.1%
Freeport-McMoRan, Inc.	47,363	1,401,945
Nucor Corp.	13,223	1,757,865
		3,159,810
Oil, Gas & Consumable Fuels - 24.4%
Devon Energy Corp.	34,124	2,409,837
EOG Resources, Inc.	16,597	2,013,216
Exxon Mobil Corp.	21,115	2,018,383
Hess Corp.	18,047	2,179,717
Marathon Oil Corp.	83,207	2,129,267
Marathon Petroleum Corp.	21,413	2,157,360
Phillips 66	21,784	1,948,796
Pioneer Natural Resources Co.	8,213	2,079,696
Valero Energy Corp.	17,653	2,067,519
		19,003,791
Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.*	5,361	771,769

TOTAL COMMON STOCKS (Cost $83,251,864)		77,615,784

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $104,339
(Cost $104,332)	104,332	104,332

Total Investments - 99.8% (Cost $83,356,196)		77,720,116
Other assets less liabilities - 0.2%		129,892
Net Assets - 100.0%		77,850,008

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 86.7%

Capital Markets - 70.8%
3i Group plc	86,397	1,219,966
Ares Capital Corp.	63,244	1,242,112
AURELIUS Equity Opportunities SE & Co. KGaA	5,917	137,597
Chrysalis Investments Ltd.*	127,229	106,270
FS KKR Capital Corp.	56,316	1,215,299
Gimv NV	2,591	132,795
Goldman Sachs BDC, Inc.	20,382	346,902
Golub Capital BDC, Inc.	34,261	476,570
Hercules Capital, Inc.	26,136	367,733
IP Group plc	217,260	176,674
Main Street Capital Corp.	13,342	556,895
MidCap Financial Investment Corp.	13,494	177,716
Molten Ventures plc*	27,792	120,685
New Mountain Finance Corp.	19,556	256,770
Oaktree Specialty Lending Corp.	34,615	239,536
Onex Corp.	15,198	751,597
Prospect Capital Corp.	60,971	456,063
Ratos AB, Class B	42,172	177,985
Sixth Street Specialty Lending, Inc.	16,248	305,950
SLR Investment Corp.	9,781	148,378
		8,613,493
Diversified Financial Services - 15.9%
Compass Diversified Holdings	12,805	267,112
Eurazeo SE	8,506	509,895
Kinnevik AB, Class B*	51,360	734,506
Wendel SE	5,462	430,889
		1,942,402
TOTAL COMMON STOCKS (Cost $13,337,986)		10,555,895

CLOSED END FUNDS - 12.6%

Capital Markets - 12.6%
Apax Global Alpha Ltd.(a)	89,121	183,665
HBM Healthcare Investments AG Class A*	1,232	329,584
HgCapital Trust plc	89,335	388,139
Oakley Capital Investments Ltd.	36,284	170,923
Princess Private Equity Holding Ltd.	11,944	133,835
Syncona Ltd.*	139,231	320,901

TOTAL CLOSED END FUNDS (Cost $1,487,371)		1,527,047

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.6%

REPURCHASE AGREEMENTS(b) - 0.6%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $73,851
(Cost $73,845)	73,845	73,845

Total Investments - 99.9% (Cost $14,899,202)		12,156,787
Other assets less liabilities - 0.1%		13,197
Net Assets - 100.0%		12,169,984

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	49.8%
United Kingdom	23.2%
France	7.7%
Sweden	7.5%
Canada	6.2%
Switzerland	2.7%
Germany	1.1%
Belgium	1.1%
Other[a]	0.7%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Hedge Replication ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 15.7%

Aerospace & Defense - 0.1%
AAR Corp.*	92	3,945
Aerojet Rocketdyne Holdings, Inc.*	215	9,260
AeroVironment, Inc.*	63	5,585
AerSale Corp.*	43	829
Archer Aviation, Inc., Class A*	337	1,193
Astra Space, Inc.*	389	332
Astronics Corp.*	68	626
Cadre Holdings, Inc.	45	1,147
Ducommun, Inc.*	30	1,320
Kaman Corp.	76	2,411
Kratos Defense & Security Solutions, Inc.*	335	4,201
Maxar Technologies, Inc.	197	4,695
Momentus, Inc.*	148	262
Moog, Inc., Class A	77	5,773
National Presto Industries, Inc.	14	955
Park Aerospace Corp.	53	610
Parsons Corp.*	91	3,766
Redwire Corp.*	52	144
Rocket Lab USA, Inc.*	577	3,174
Terran Orbital Corp.*	65	273
Triumph Group, Inc.*	173	2,247
V2X, Inc.*	31	1,074
Virgin Galactic Holdings, Inc.*	618	3,652
		57,474
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	160	4,821
Atlas Air Worldwide Holdings, Inc.*	76	7,594
Forward Air Corp.	73	7,084
Hub Group, Inc., Class A*	91	7,262
Radiant Logistics, Inc.*	103	721
		27,482
Airlines - 0.1%
Allegiant Travel Co.*	42	4,053
Blade Air Mobility, Inc.*	152	784
Frontier Group Holdings, Inc.*	101	1,303
Hawaiian Holdings, Inc.*	137	2,054
Joby Aviation, Inc.*	680	3,604
SkyWest, Inc.*	135	2,874
Spirit Airlines, Inc.*	295	6,690
Sun Country Airlines Holdings, Inc.*	90	1,793
Wheels Up Experience, Inc.*	431	806
		23,961
Auto Components - 0.2%
Adient plc*	257	8,533
American Axle & Manufacturing Holdings, Inc.*	306	3,167
Dana, Inc.	349	5,399
Dorman Products, Inc.*	71	6,436
Fox Factory Holding Corp.*	115	10,719
Gentherm, Inc.*	90	5,391
Goodyear Tire & Rubber Co. (The)*	760	10,663
Holley, Inc.*	139	788
LCI Industries	67	7,763
Luminar Technologies, Inc.*	646	5,569
Modine Manufacturing Co.*	135	2,022
Motorcar Parts of America, Inc.*	51	758
Patrick Industries, Inc.	59	3,125
Solid Power, Inc.*	154	1,013
Standard Motor Products, Inc.	56	2,055
Stoneridge, Inc.*	71	1,349
Tenneco, Inc., Class A*	223	4,206
Visteon Corp.*	75	8,987
XPEL, Inc.*(a)	58	3,975
		91,918
Automobiles - 0.0%(b)
Canoo, Inc.*	312	995
Cenntro Electric Group Ltd.*	498	657
Faraday Future Intelligent Electric, Inc.*	269	301
Fisker, Inc.*	440	3,973
Lordstown Motors Corp.*	432	925
Mullen Automotive, Inc.*	41	27
Winnebago Industries, Inc.	87	5,010
Workhorse Group, Inc.*	397	1,243
		13,131
Banks - 1.5%
1st Source Corp.	44	2,076
ACNB Corp.	23	818
Allegiance Bancshares, Inc.	53	2,245
Amalgamated Financial Corp.	38	855
Amerant Bancorp, Inc.	76	1,990
American National Bankshares, Inc.	28	922
Ameris Bancorp	179	8,356
Arrow Financial Corp.	37	1,188
Associated Banc-Corp.	404	8,096
Atlantic Union Bankshares Corp.	203	6,587
Banc of California, Inc.	149	2,515
BancFirst Corp.	53	5,717
Bancorp, Inc. (The)*	151	3,582
Bank First Corp.	18	1,463
Bank of Marin Bancorp	42	1,298
Bank of NT Butterfield & Son Ltd. (The)	135	4,404
BankUnited, Inc.	221	8,188
Bankwell Financial Group, Inc.	15	473
Banner Corp.	93	5,651
Bar Harbor Bankshares	40	1,133
BayCom Corp.	35	651
BCB Bancorp, Inc.	39	702
Berkshire Hills Bancorp, Inc.	125	3,526
Blue Ridge Bankshares, Inc.	46	675
Brookline Bancorp, Inc.	205	2,556
Business First Bancshares, Inc.	57	1,345
Byline Bancorp, Inc.	67	1,461
Cadence Bank	496	12,638
Cambridge Bancorp	18	1,480
Camden National Corp.	39	1,764
Capital Bancorp, Inc.	24	594
Capital City Bank Group, Inc.	37	1,181
Capstar Financial Holdings, Inc.	55	1,108
Carter Bankshares, Inc.*	66	1,087
Cathay General Bancorp	195	8,178
CBTX, Inc.	50	1,490
Central Pacific Financial Corp.	73	1,591
Citizens & Northern Corp.	41	984
City Holding Co.	40	3,400
Civista Bancshares, Inc.	39	825
CNB Financial Corp.	44	1,158

Hedge Replication ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Coastal Financial Corp.*	28	1,126
Colony Bankcorp, Inc.	44	621
Columbia Banking System, Inc.	213	6,379
Community Bank System, Inc.	145	9,480
Community Trust Bancorp, Inc.	42	1,775
ConnectOne Bancorp, Inc.	100	2,503
CrossFirst Bankshares, Inc.*	123	1,621
Customers Bancorp, Inc.*	84	2,914
CVB Financial Corp.	366	9,604
Dime Community Bancshares, Inc.	90	2,813
Eagle Bancorp, Inc.	86	4,174
Eastern Bankshares, Inc.	435	8,439
Enterprise Bancorp, Inc.	25	805
Enterprise Financial Services Corp.	95	4,343
Equity Bancshares, Inc., Class A	42	1,312
Esquire Financial Holdings, Inc.	19	710
Farmers & Merchants Bancorp, Inc.	33	942
Farmers National Banc Corp.	85	1,215
FB Financial Corp.	98	3,883
Financial Institutions, Inc.	41	1,067
First Bancorp	531	7,593
First Bancorp	96	3,495
First Bancorp, Inc. (The)	26	754
First Bancshares, Inc. (The)	53	1,585
First Bank	42	630
First Busey Corp.	140	3,220
First Business Financial Services, Inc.	22	732
First Commonwealth Financial Corp.	253	3,410
First Community Bankshares, Inc.	44	1,387
First Financial Bancorp	252	5,438
First Financial Bankshares, Inc.	352	14,964
First Financial Corp.	31	1,442
First Foundation, Inc.	138	2,616
First Guaranty Bancshares, Inc.	16	356
First Internet Bancorp	25	917
First Interstate BancSystem, Inc., Class A	254	10,226
First Merchants Corp.	155	6,172
First Mid Bancshares, Inc.	50	1,768
First of Long Island Corp. (The)	60	1,105
First Western Financial, Inc.*	21	557
Five Star Bancorp	34	865
Flushing Financial Corp.	78	1,611
Fulton Financial Corp.	439	7,125
FVCBankcorp, Inc.*	32	616
German American Bancorp, Inc.	75	2,817
Glacier Bancorp, Inc.	301	15,255
Great Southern Bancorp, Inc.	26	1,528
Guaranty Bancshares, Inc.	22	762
Hancock Whitney Corp.	233	11,238
Hanmi Financial Corp.	82	2,027
HarborOne Bancorp, Inc.	123	1,678
HBT Financial, Inc.	27	488
Heartland Financial USA, Inc.	111	4,958
Heritage Commerce Corp.	159	1,795
Heritage Financial Corp.	94	2,443
Hilltop Holdings, Inc.	166	4,382
Home BancShares, Inc.	515	12,118
HomeStreet, Inc.	49	1,706
HomeTrust Bancshares, Inc.	39	906
Hope Bancorp, Inc.	314	4,544
Horizon Bancorp, Inc.	109	2,062
Independent Bank Corp.	126	9,857
Independent Bank Corp./MI	54	1,108
Independent Bank Group, Inc.	99	6,669
International Bancshares Corp.	147	6,134
John Marshall Bancorp, Inc.	31	782
Lakeland Bancorp, Inc.	168	2,737
Lakeland Financial Corp.	66	4,972
Live Oak Bancshares, Inc.	89	3,225
Macatawa Bank Corp.	71	676
Mercantile Bank Corp.	42	1,389
Metrocity Bankshares, Inc.	51	1,020
Metropolitan Bank Holding Corp.*	28	2,005
Mid Penn Bancorp, Inc.	39	1,135
Midland States Bancorp, Inc.	57	1,430
MidWestOne Financial Group, Inc.	38	1,159
MVB Financial Corp.	28	895
National Bank Holdings Corp., Class A	79	3,170
NBT Bancorp, Inc.	113	4,382
Nicolet Bankshares, Inc.*	33	2,527
Northeast Bank	18	698
Northwest Bancshares, Inc.	329	4,629
OceanFirst Financial Corp.	157	3,052
OFG Bancorp	129	3,509
Old National Bancorp	794	13,252
Old Second Bancorp, Inc.	115	1,578
Origin Bancorp, Inc.	61	2,492
Orrstown Financial Services, Inc.	29	746
Pacific Premier Bancorp, Inc.	254	8,321
Park National Corp.	39	5,141
Parke Bancorp, Inc.	27	599
Pathward Financial, Inc.	79	2,604
PCB Bancorp	31	582
PCSB Financial Corp.	34	629
Peapack-Gladstone Financial Corp.	47	1,583
Peoples Bancorp, Inc.	75	2,242
Peoples Financial Services Corp.	19	925
Preferred Bank	37	2,510
Premier Financial Corp.	96	2,594
Primis Financial Corp.	60	787
Professional Holding Corp., Class A*	35	979
QCR Holdings, Inc.	45	2,513
RBB Bancorp	40	884
Red River Bancshares, Inc.	12	613
Renasant Corp.	148	4,934
Republic Bancorp, Inc., Class A	24	1,020
Republic First Bancorp, Inc.*	131	417
S&T Bancorp, Inc.	106	3,142
Sandy Spring Bancorp, Inc.	120	4,622
Seacoast Banking Corp. of Florida	164	5,300
ServisFirst Bancshares, Inc.	136	11,473
Shore Bancshares, Inc.	48	914
Sierra Bancorp	37	767
Silvergate Capital Corp., Class A*	85	7,745
Simmons First National Corp., Class A	339	7,997
SmartFinancial, Inc.	42	1,054
South Plains Financial, Inc.	27	733
Southern First Bancshares, Inc.*	21	905
Southside Bancshares, Inc.	83	3,127
SouthState Corp.	203	15,842
Stock Yards Bancorp, Inc.	77	5,102
Summit Financial Group, Inc.	30	856

Hedge Replication ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Texas Capital Bancshares, Inc.*	138	8,146
Third Coast Bancshares, Inc.*	35	637
Tompkins Financial Corp.	38	2,722
Towne Bank	182	5,185
TriCo Bancshares	86	4,058
Triumph Bancorp, Inc.*	65	4,024
Trustmark Corp.	166	5,236
UMB Financial Corp.	119	10,647
United Bankshares, Inc.	359	13,319
United Community Banks, Inc.	288	9,657
Unity Bancorp, Inc.	19	533
Univest Financial Corp.	79	1,959
USCB Financial Holdings, Inc.*	29	377
Valley National Bancorp	1,166	13,549
Veritex Holdings, Inc.	142	4,276
Washington Federal, Inc.	175	5,602
Washington Trust Bancorp, Inc.	47	2,380
WesBanco, Inc.	158	5,405
West Bancorp, Inc.	44	1,083
Westamerica Bancorp	71	3,972
		628,419
Beverages - 0.1%
Celsius Holdings, Inc.*	148	15,317
Coca-Cola Consolidated, Inc.	13	6,166
Duckhorn Portfolio, Inc. (The)*	100	1,824
MGP Ingredients, Inc.	38	4,160
National Beverage Corp.	64	3,549
Primo Water Corp.	427	5,611
Vintage Wine Estates, Inc.*	88	520
Vita Coco Co., Inc. (The)*	75	1,124
		38,271
Biotechnology - 1.2%
2seventy bio, Inc.*	101	1,488
4D Molecular Therapeutics, Inc.*	81	637
Aadi Bioscience, Inc.*	39	528
ACADIA Pharmaceuticals, Inc.*	325	5,340
Adagio Therapeutics, Inc.*	139	634
Adicet Bio, Inc.*	77	1,090
ADMA Biologics, Inc.*	503	1,358
Aerovate Therapeutics, Inc.*	25	496
Affimed NV*	385	1,009
Agenus, Inc.*	731	1,974
Agios Pharmaceuticals, Inc.*	148	3,774
Akero Therapeutics, Inc.*	76	893
Albireo Pharma, Inc.*	47	822
Alector, Inc.*	168	1,739
Alkermes plc*	441	10,438
Allogene Therapeutics, Inc.*	216	2,961
Allovir, Inc.*	84	631
Alpine Immune Sciences, Inc.*	42	315
ALX Oncology Holdings, Inc.*	58	754
Amicus Therapeutics, Inc.*	746	8,378
AnaptysBio, Inc.*	55	1,277
Anavex Life Sciences Corp.*	185	1,774
Anika Therapeutics, Inc.*	39	881
Apellis Pharmaceuticals, Inc.*	246	14,885
Arbutus Biopharma Corp.*	292	648
Arcellx, Inc.*	27	485
Arcturus Therapeutics Holdings, Inc.*	63	885
Arcus Biosciences, Inc.*	139	3,347
Arcutis Biotherapeutics, Inc.*	95	2,560
Arrowhead Pharmaceuticals, Inc.*	279	11,079
Atara Biotherapeutics, Inc.*	248	994
Aura Biosciences, Inc.*	50	668
Aurinia Pharmaceuticals, Inc.*	363	2,672
Avid Bioservices, Inc.*	165	2,841
Avidity Biosciences, Inc.*	132	2,590
Beam Therapeutics, Inc.*	172	9,391
BioCryst Pharmaceuticals, Inc.*	502	6,978
Biohaven Pharmaceutical Holding Co. Ltd.*	169	25,240
Bioxcel Therapeutics, Inc.*	52	711
Bluebird Bio, Inc.*	194	1,133
Blueprint Medicines Corp.*	162	11,862
Bridgebio Pharma, Inc.*	283	2,971
C4 Therapeutics, Inc.*	114	1,149
CareDx, Inc.*	138	2,703
Caribou Biosciences, Inc.*	146	1,441
Catalyst Pharmaceuticals, Inc.*	259	3,507
Celldex Therapeutics, Inc.*	124	3,770
Celularity, Inc., Class A*	42	114
Century Therapeutics, Inc.*	55	579
Cerevel Therapeutics Holdings, Inc.*	147	4,278
ChemoCentryx, Inc.*	171	8,718
Chimerix, Inc.*	228	502
Chinook Therapeutics, Inc.*	118	2,454
Cogent Biosciences, Inc.*	121	1,995
Coherus Biosciences, Inc.*	199	2,225
Crinetics Pharmaceuticals, Inc.*	142	2,681
CTI BioPharma Corp.*	251	1,576
Cullinan Oncology, Inc.*	81	1,092
Cytokinetics, Inc.*	222	11,757
Day One Biopharmaceuticals, Inc.*	63	1,480
Deciphera Pharmaceuticals, Inc.*	122	1,980
Denali Therapeutics, Inc.*	267	7,388
Design Therapeutics, Inc.*	92	1,864
Dynavax Technologies Corp.*	320	3,670
Dyne Therapeutics, Inc.*	86	843
Eagle Pharmaceuticals, Inc.*	28	918
Editas Medicine, Inc.*	187	2,749
Eiger BioPharmaceuticals, Inc.*	111	917
Emergent BioSolutions, Inc.*	136	3,267
Enanta Pharmaceuticals, Inc.*	53	3,227
Enochian Biosciences, Inc.*	53	131
EQRx, Inc.*	370	1,809
Erasca, Inc.*	176	1,588
Fate Therapeutics, Inc.*	225	5,881
FibroGen, Inc.*	237	2,948
Foghorn Therapeutics, Inc.*	54	537
Forma Therapeutics Holdings, Inc.*	98	1,313
Gelesis Holdings, Inc.*	27	33
Generation Bio Co.*	126	645
Geron Corp.*	972	2,566
Global Blood Therapeutics, Inc.*	169	11,475
Gossamer Bio, Inc.*	171	2,385
GreenLight Biosciences Holdings PBC*	38	108
Halozyme Therapeutics, Inc.*	367	14,948
Heron Therapeutics, Inc.*	279	1,141
HilleVax, Inc.*	35	417
Humacyte, Inc.*	48	175
Icosavax, Inc.*	60	283
Ideaya Biosciences, Inc.*	96	944
IGM Biosciences, Inc.*	27	524
Imago Biosciences, Inc.*	71	1,032
ImmunityBio, Inc.*	222	888

Hedge Replication ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
ImmunoGen, Inc.*	581	3,376
Immunovant, Inc.*	108	556
Inhibrx, Inc.*	79	1,401
Inovio Pharmaceuticals, Inc.*	595	1,363
Insmed, Inc.*	323	7,952
Instil Bio, Inc.*	188	978
Intellia Therapeutics, Inc.*	204	12,252
Intercept Pharmaceuticals, Inc.*	66	1,146
Iovance Biotherapeutics, Inc.*	408	4,374
Ironwood Pharmaceuticals, Inc.*	370	3,981
iTeos Therapeutics, Inc.*	64	1,420
IVERIC bio, Inc.*	316	3,109
Janux Therapeutics, Inc.*	46	498
Jounce Therapeutics, Inc.*	114	417
KalVista Pharmaceuticals, Inc.*	66	1,087
Karuna Therapeutics, Inc.*	80	20,405
Karyopharm Therapeutics, Inc.*	206	1,042
Keros Therapeutics, Inc.*	45	1,592
Kezar Life Sciences, Inc.*	126	1,295
Kiniksa Pharmaceuticals Ltd., Class A*	84	984
Kinnate Biopharma, Inc.*	79	1,144
Kodiak Sciences, Inc.*	90	901
Kronos Bio, Inc.*	110	440
Krystal Biotech, Inc.*	57	3,996
Kura Oncology, Inc.*	172	2,384
Kymera Therapeutics, Inc.*	102	2,884
Lexicon Pharmaceuticals, Inc.*	197	542
Ligand Pharmaceuticals, Inc.*	41	3,788
Lyell Immunopharma, Inc.*	468	3,136
MacroGenics, Inc.*	163	647
Madrigal Pharmaceuticals, Inc.*	34	2,452
MannKind Corp.*	674	2,460
MeiraGTx Holdings plc*	82	681
Mersana Therapeutics, Inc.*	237	1,777
MiMedx Group, Inc.*	305	1,077
Mirum Pharmaceuticals, Inc.*	43	1,074
Monte Rosa Therapeutics, Inc.*	78	618
Morphic Holding, Inc.*	70	1,926
Myriad Genetics, Inc.*	215	4,803
Nkarta, Inc.*	88	1,266
Nurix Therapeutics, Inc.*	120	1,888
Nuvalent, Inc., Class A*	46	776
Ocugen, Inc.*	579	1,494
Organogenesis Holdings, Inc.*	189	679
Outlook Therapeutics, Inc.*	321	360
Pardes Biosciences, Inc.*	77	270
PepGen, Inc.*	23	218
PMV Pharmaceuticals, Inc.*	100	1,392
Point Biopharma Global, Inc.*	200	1,950
Praxis Precision Medicines, Inc.*	102	318
Precigen, Inc.*	273	603
Prometheus Biosciences, Inc.*	79	4,132
Protagonist Therapeutics, Inc.*	125	1,090
Prothena Corp. plc*	96	2,647
PTC Therapeutics, Inc.*	190	9,489
Rallybio Corp.*	43	475
RAPT Therapeutics, Inc.*	70	1,870
Recursion Pharmaceuticals, Inc., Class A*	366	3,847
REGENXBIO, Inc.*	109	3,216
Relay Therapeutics, Inc.*	207	4,755
Replimune Group, Inc.*	82	1,563
REVOLUTION Medicines, Inc.*	171	3,562
Rigel Pharmaceuticals, Inc.*	467	663
Rocket Pharmaceuticals, Inc.*	118	1,818
Sage Therapeutics, Inc.*	141	5,310
Sana Biotechnology, Inc.*	241	1,641
Sangamo Therapeutics, Inc.*	324	1,750
Seres Therapeutics, Inc.*	191	982
Sorrento Therapeutics, Inc.*	1,029	2,109
SpringWorks Therapeutics, Inc.*	94	2,610
Stoke Therapeutics, Inc.*	61	919
Sutro Biopharma, Inc.*	119	674
Syndax Pharmaceuticals, Inc.*	140	3,305
Talaris Therapeutics, Inc.*	61	202
Tango Therapeutics, Inc.*	126	517
Tenaya Therapeutics, Inc.*	76	334
TG Therapeutics, Inc.*	361	2,574
Travere Therapeutics, Inc.*	165	4,415
Twist Bioscience Corp.*	152	6,098
Tyra Biosciences, Inc.*	36	238
Vanda Pharmaceuticals, Inc.*	150	1,587
Vaxart, Inc.*	335	1,038
Vaxcyte, Inc.*	143	3,741
VBI Vaccines, Inc.*	522	467
Vera Therapeutics, Inc.*	38	826
Veracyte, Inc.*	194	3,958
Vericel Corp.*	128	3,194
Verve Therapeutics, Inc.*	100	3,836
Vir Biotechnology, Inc.*	196	4,655
Viridian Therapeutics, Inc.*	70	1,555
VistaGen Therapeutics, Inc.*	527	97
Xencor, Inc.*	155	4,090
Y-mAbs Therapeutics, Inc.*	99	1,592
Zentalis Pharmaceuticals, Inc.*	104	2,788
		505,147
Building Products - 0.2%
AAON, Inc.	119	6,840
American Woodmark Corp.*	45	2,332
Apogee Enterprises, Inc.	60	2,450
Caesarstone Ltd.	61	622
CSW Industrials, Inc.	41	5,191
Gibraltar Industries, Inc.*	89	3,725
Griffon Corp.	125	3,919
Insteel Industries, Inc.	51	1,474
Janus International Group, Inc.*	221	2,283
JELD-WEN Holding, Inc.*	233	2,598
Masonite International Corp.*	61	4,991
PGT Innovations, Inc.*	160	3,347
Quanex Building Products Corp.	90	2,007
Resideo Technologies, Inc.*	391	8,141
Simpson Manufacturing Co., Inc.	117	10,839
UFP Industries, Inc.	165	13,099
View, Inc.*	303	539
Zurn Elkay Water Solutions Corp.	336	9,267
		83,664
Capital Markets - 0.3%
Artisan Partners Asset Management, Inc., Class A	162	5,469
AssetMark Financial Holdings, Inc.*	58	1,122
Associated Capital Group, Inc., Class A	5	198
B Riley Financial, Inc.	55	2,737
Bakkt Holdings, Inc.*	154	399
BGC Partners, Inc., Class A	865	3,477
Blucora, Inc.*	128	2,570

Hedge Replication ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Brightsphere Investment Group, Inc.	87	1,487
Cohen & Steers, Inc.	69	4,925
Cowen, Inc., Class A	71	2,730
Diamond Hill Investment Group, Inc.	8	1,368
Donnelley Financial Solutions, Inc.*	75	3,184
Federated Hermes, Inc., Class B	238	8,106
Focus Financial Partners, Inc., Class A*	157	6,147
GAMCO Investors, Inc., Class A	13	263
GCM Grosvenor, Inc., Class A	116	911
Hamilton Lane, Inc., Class A	96	6,680
Houlihan Lokey, Inc.	138	10,833
Manning & Napier, Inc.	43	547
MarketWise, Inc.*	46	128
Moelis & Co., Class A	175	7,291
Open Lending Corp., Class A*	286	2,777
Oppenheimer Holdings, Inc., Class A	24	871
Perella Weinberg Partners	126	906
Piper Sandler Cos.	47	5,385
PJT Partners, Inc., Class A	65	4,499
Pzena Investment Management, Inc., Class A	45	428
Sculptor Capital Management, Inc.	71	670
Silvercrest Asset Management Group, Inc., Class A	27	483
StepStone Group, Inc., Class A	143	3,902
StoneX Group, Inc.*	47	4,363
Value Line, Inc.	2	164
Victory Capital Holdings, Inc., Class A	45	1,205
Virtus Investment Partners, Inc.	19	3,634
WisdomTree Investments, Inc.	369	1,849
		101,708
Chemicals - 0.4%
AdvanSix, Inc.	74	2,683
American Vanguard Corp.	79	1,574
Amyris, Inc.*	533	1,567
Aspen Aerogels, Inc.*	74	963
Avient Corp.	246	10,782
Balchem Corp.	86	11,337
Cabot Corp.	151	10,867
Chase Corp.	20	1,763
Danimer Scientific, Inc.*	245	1,090
Diversey Holdings Ltd.*	212	1,300
Ecovyst, Inc.*	173	1,599
FutureFuel Corp.	70	510
GCP Applied Technologies, Inc.*	135	4,242
Hawkins, Inc.	52	1,993
HB Fuller Co.	144	9,340
Ingevity Corp.*	105	7,365
Innospec, Inc.	67	6,262
Intrepid Potash, Inc.*	30	1,402
Koppers Holdings, Inc.	56	1,278
Kronos Worldwide, Inc.	60	773
Livent Corp.*	439	14,127
LSB Industries, Inc.*	86	1,357
Mativ Holdings, Inc.	147	3,472
Minerals Technologies, Inc.	89	5,185
Origin Materials, Inc.*	288	1,800
Orion Engineered Carbons SA	164	2,765
Perimeter Solutions SA*	330	3,217
PureCycle Technologies, Inc.*	288	2,629
Quaker Chemical Corp.	37	6,450
Rayonier Advanced Materials, Inc.*	167	755
Sensient Technologies Corp.	114	9,082
Stepan Co.	58	6,045
Tredegar Corp.	74	756
Trinseo plc	98	2,600
Tronox Holdings plc, Class A	317	4,638
Valhi, Inc.	7	245
		143,813
Commercial Services & Supplies - 0.2%
ABM Industries, Inc.	181	8,398
ACCO Brands Corp.	256	1,518
ACV Auctions, Inc., Class A*	305	2,595
Aris Water Solution, Inc., Class A	60	1,020
Brady Corp., Class A	127	5,911
BrightView Holdings, Inc.*	120	1,214
Brink's Co. (The)	126	6,965
Casella Waste Systems, Inc., Class A*	135	11,060
Cimpress plc*	48	1,612
CompX International, Inc.	4	96
CoreCivic, Inc., REIT*	327	3,116
Deluxe Corp.	117	2,251
Ennis, Inc.	69	1,465
GEO Group, Inc. (The)*	321	2,626
Harsco Corp.*	213	1,208
Healthcare Services Group, Inc.	201	2,828
Heritage-Crystal Clean, Inc.*	42	1,368
HNI Corp.	114	3,648
Interface, Inc.	159	1,776
KAR Auction Services, Inc.*	326	4,760
Kimball International, Inc., Class B	98	750
Li-Cycle Holdings Corp.*	358	2,581
Matthews International Corp., Class A	83	2,076
MillerKnoll, Inc.	206	5,702
Montrose Environmental Group, Inc.*	74	2,975
NL Industries, Inc.	23	203
Pitney Bowes, Inc.	469	1,355
Quad/Graphics, Inc.*	94	297
SP Plus Corp.*	63	2,088
Steelcase, Inc., Class A	233	2,605
UniFirst Corp.	41	7,391
Viad Corp.*	55	2,100
VSE Corp.	29	1,214
		96,772
Communications Equipment - 0.1%
ADTRAN Holdings, Inc.	190	4,416
Aviat Networks, Inc.*	30	939
Calix, Inc.*	154	9,063
Cambium Networks Corp.*	31	603
Casa Systems, Inc.*	96	373
Clearfield, Inc.*	31	3,599
CommScope Holding Co., Inc.*	555	6,272
Comtech Telecommunications Corp.	70	790
Digi International, Inc.*	92	3,046
DZS, Inc.*	47	626
Extreme Networks, Inc.*	346	4,958
Harmonic, Inc.*	249	2,804

Hedge Replication ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Infinera Corp.*	512	2,806
Inseego Corp.*	233	629
NETGEAR, Inc.*	77	1,816
NetScout Systems, Inc.*	191	6,062
Ondas Holdings, Inc.*	93	439
Ribbon Communications, Inc.*	196	688
Viavi Solutions, Inc.*	616	8,673
		58,602
Construction & Engineering - 0.2%
Ameresco, Inc., Class A*	86	5,921
API Group Corp.*	560	8,708
Arcosa, Inc.	131	7,657
Argan, Inc.	38	1,315
Comfort Systems USA, Inc.	96	9,633
Concrete Pumping Holdings, Inc.*	71	476
Construction Partners, Inc., Class A*	108	3,160
Dycom Industries, Inc.*	78	8,745
EMCOR Group, Inc.	137	16,292
Fluor Corp.*	385	10,179
Granite Construction, Inc.	123	3,688
Great Lakes Dredge & Dock Corp.*	177	1,694
IES Holdings, Inc.*	24	729
Infrastructure and Energy Alternatives, Inc.*	82	1,165
MYR Group, Inc.*	45	4,182
Northwest Pipe Co.*	26	823
NV5 Global, Inc.*	37	5,208
Primoris Services Corp.	144	2,919
Sterling Infrastructure, Inc.*	79	1,998
Tutor Perini Corp.*	114	773
		95,265
Construction Materials - 0.0%(b)
Summit Materials, Inc., Class A*	321	9,123
United States Lime & Minerals, Inc.	5	514
		9,637
Consumer Finance - 0.1%
Atlanticus Holdings Corp.*	12	342
Bread Financial Holdings, Inc.	136	5,226
Consumer Portfolio Services, Inc.*	39	454
Curo Group Holdings Corp.	59	389
Encore Capital Group, Inc.*	65	3,554
Enova International, Inc.*	86	3,005
EZCORP, Inc., Class A*	135	1,181
FirstCash Holdings, Inc.	104	8,108
Green Dot Corp., Class A*	131	2,658
LendingClub Corp.*	274	3,581
LendingTree, Inc.*	28	854
Moneylion, Inc.*	391	559
Navient Corp.	314	4,832
Nelnet, Inc., Class A	40	3,370
NerdWallet, Inc., Class A*	69	717
Oportun Financial Corp.*	75	383
OppFi, Inc.*	36	98
PRA Group, Inc.*	107	3,953
PROG Holdings, Inc.*	147	2,725
Regional Management Corp.	21	708
Sunlight Financial Holdings, Inc.*	66	202
World Acceptance Corp.*	11	1,279
		48,178
Containers & Packaging - 0.0%(b)
Cryptyde, Inc.*	50	39
Greif, Inc., Class A	70	4,694
Greif, Inc., Class B	15	979
Myers Industries, Inc.	98	1,893
O-I Glass, Inc.*	421	5,477
Pactiv Evergreen, Inc.	117	1,299
Ranpak Holdings Corp.*	118	624
TriMas Corp.	115	3,165
		18,170
Distributors - 0.0%(b)
Funko, Inc., Class A*	86	1,915
Weyco Group, Inc.	16	410
		2,325
Diversified Consumer Services - 0.2%
2U, Inc.*	202	1,438
Adtalem Global Education, Inc.*	121	4,561
American Public Education, Inc.*	51	527
Beachbody Co., Inc. (The)*	283	328
Carriage Services, Inc.	36	1,275
Chegg, Inc.*	337	6,632
Coursera, Inc.*	305	3,508
Duolingo, Inc.*	64	6,017
European Wax Center, Inc., Class A	57	1,233
Frontdoor, Inc.*	224	5,260
Graham Holdings Co., Class B	10	5,654
Laureate Education, Inc., Class A	307	3,383
Nerdy, Inc.*	147	450
OneSpaWorld Holdings Ltd.*	180	1,586
Perdoceo Education Corp.*	185	2,142
PowerSchool Holdings, Inc., Class A*	123	2,214
Rover Group, Inc.*	251	956
StoneMor, Inc.*	74	255
Strategic Education, Inc.	62	4,011
Stride, Inc.*	110	4,195
Udemy, Inc.*	195	2,898
Universal Technical Institute, Inc.*	88	604
Vivint Smart Home, Inc.*	257	1,609
WW International, Inc.*	147	767
		61,503
Diversified Financial Services - 0.0%(b)
Alerus Financial Corp.	41	974
A-Mark Precious Metals, Inc.	49	1,515
Banco Latinoamericano de Comercio Exterior SA, Class E	74	1,080
Cannae Holdings, Inc.*	205	4,430
Compass Diversified Holdings	164	3,421
Jackson Financial, Inc., Class A	204	6,377
SWK Holdings Corp.*	10	175
		17,972
Diversified Telecommunication Services - 0.1%
Anterix, Inc.*	33	1,401
ATN International, Inc.	30	1,405
Bandwidth, Inc., Class A*	63	976
Charge Enterprises, Inc.*	293	712
Cogent Communications Holdings, Inc.	116	6,177
Consolidated Communications Holdings, Inc.*	201	1,154
EchoStar Corp., Class A*	95	1,749
Globalstar, Inc.*	1,852	3,704
IDT Corp., Class B*	39	997
Iridium Communications, Inc.*	345	15,315

Hedge Replication ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Liberty Latin America Ltd., Class A*	105	735
Liberty Latin America Ltd., Class C*	414	2,886
Ooma, Inc.*	62	750
Radius Global Infrastructure, Inc.*	202	2,782
Starry Group Holdings, Inc., Class A*	64	144
		40,887
Electric Utilities - 0.1%
ALLETE, Inc.	155	9,173
MGE Energy, Inc.	99	7,625
Otter Tail Corp.	111	8,385
PNM Resources, Inc.	231	10,956
Portland General Electric Co.	242	12,504
Via Renewables, Inc.	33	282
		48,925
Electrical Equipment - 0.2%
Allied Motion Technologies, Inc.	35	1,226
Array Technologies, Inc.*	408	8,527
Atkore, Inc.*	116	9,792
AZZ, Inc.	66	2,812
Babcock & Wilcox Enterprises, Inc.*	161	1,285
Blink Charging Co.*	100	2,137
Bloom Energy Corp., Class A*	476	12,095
Encore Wire Corp.	52	6,765
Energy Vault Holdings, Inc.*	68	375
EnerSys	112	6,985
Enovix Corp.*	294	6,503
ESS Tech, Inc.*	218	968
Fluence Energy, Inc.*	97	1,935
FTC Solar, Inc.*	112	464
FuelCell Energy, Inc.*	1,000	4,190
GrafTech International Ltd.	532	3,128
Heliogen, Inc.*	52	125
NuScale Power Corp.*	46	631
Powell Industries, Inc.	25	617
Preformed Line Products Co.	7	545
Shoals Technologies Group, Inc., Class A*	303	7,990
Stem, Inc.*	390	6,131
Thermon Group Holdings, Inc.*	90	1,579
TPI Composites, Inc.*	99	1,840
Vicor Corp.*	60	4,268
		92,913
Electronic Equipment, Instruments & Components - 0.4%
908 Devices, Inc.*	59	1,189
Advanced Energy Industries, Inc.	102	9,159
Aeva Technologies, Inc.*	262	807
AEye, Inc.*	71	109
Akoustis Technologies, Inc.*	141	618
Arlo Technologies, Inc.*	230	1,401
Badger Meter, Inc.	79	7,480
Belden, Inc.	119	7,792
Benchmark Electronics, Inc.	95	2,608
Cepton, Inc.*	21	37
CTS Corp.	86	3,640
ePlus, Inc.*	72	3,393
Evolv Technologies Holdings, Inc.*	228	518
Fabrinet*	100	10,284
FARO Technologies, Inc.*	50	1,677
Focus Universal, Inc.*	48	516
Identiv, Inc.*	60	895
Insight Enterprises, Inc.*	85	7,745
Itron, Inc.*	122	5,805
Kimball Electronics, Inc.*	65	1,400
Knowles Corp.*	243	3,681
Lightwave Logic, Inc.*	303	2,415
Methode Electronics, Inc.	98	3,965
MicroVision, Inc.*	448	2,168
Mirion Technologies, Inc.*	371	2,808
Napco Security Technologies, Inc.*	80	2,373
nLight, Inc.*	119	1,486
Novanta, Inc.*	96	12,834
OSI Systems, Inc.*	44	3,666
Ouster, Inc.*	370	555
PAR Technology Corp.*	72	2,534
PC Connection, Inc.	30	1,490
Plexus Corp.*	74	6,936
Rogers Corp.*	51	12,777
Sanmina Corp.*	163	7,909
ScanSource, Inc.*	69	1,999
SmartRent, Inc.*	322	1,040
TTM Technologies, Inc.*	274	4,310
Velodyne Lidar, Inc.*	523	654
Vishay Intertechnology, Inc.	358	7,042
Vishay Precision Group, Inc.*	34	1,167
		150,882
Energy Equipment & Services - 0.3%
Archrock, Inc.	366	2,705
Borr Drilling Ltd.*	364	1,460
Bristow Group, Inc.*	64	1,857
Cactus, Inc., Class A	160	6,392
ChampionX Corp.	553	12,061
Diamond Offshore Drilling, Inc.*	270	1,920
DMC Global, Inc.*	51	1,138
Dril-Quip, Inc.*	92	2,036
Expro Group Holdings NV*	210	2,839
Helix Energy Solutions Group, Inc.*	387	1,672
Helmerich & Payne, Inc.	279	11,927
Liberty Energy, Inc., Class A*	386	5,790
Nabors Industries Ltd.*	25	3,313
National Energy Services Reunited Corp.*	103	723
Newpark Resources, Inc.*	229	659
NexTier Oilfield Solutions, Inc.*	475	4,451
Noble Corp.*	102	3,096
Oceaneering International, Inc.*	271	2,398
Oil States International, Inc.*	165	808
Patterson-UTI Energy, Inc.	581	8,657
ProPetro Holding Corp.*	236	2,162
RPC, Inc.	201	1,598
Select Energy Services, Inc., Class A*	193	1,372
Solaris Oilfield Infrastructure, Inc., Class A	85	909
TETRA Technologies, Inc.*	337	1,341
Tidewater, Inc.*	103	2,282
US Silica Holdings, Inc.*	201	2,820
Valaris Ltd.*	165	8,412
Weatherford International plc*	191	5,375
		102,173
Entertainment - 0.1%
Cinemark Holdings, Inc.*	296	4,154
IMAX Corp.*	133	2,085

Hedge Replication ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Liberty Media Corp.-Liberty Braves, Class A*	27	759
Liberty Media Corp.-Liberty Braves, Class C*	102	2,789
Lions Gate Entertainment Corp., Class A*	158	1,556
Lions Gate Entertainment Corp., Class B*	316	2,948
Madison Square Garden Entertainment Corp.*	70	3,889
Marcus Corp. (The)	64	1,030
Playstudios, Inc.*	214	775
Reservoir Media, Inc.*	55	360
Skillz, Inc.*	827	1,100
		21,445
Equity Real Estate Investment Trusts (REITs) - 0.9%
Acadia Realty Trust	252	4,014
Agree Realty Corp.	201	15,139
Alexander & Baldwin, Inc.	196	3,671
Alexander's, Inc.	6	1,421
American Assets Trust, Inc.	134	3,720
Apartment Investment and Management Co., Class A*	405	3,580
Apple Hospitality REIT, Inc.	582	9,260
Armada Hoffler Properties, Inc.	182	2,390
Ashford Hospitality Trust, Inc.*	93	854
Bluerock Residential Growth REIT, Inc.	78	2,079
Braemar Hotels & Resorts, Inc.	185	953
Brandywine Realty Trust	459	3,686
Broadstone Net Lease, Inc.	458	8,766
BRT Apartments Corp.	32	764
CareTrust REIT, Inc.	261	5,622
CatchMark Timber Trust, Inc., Class A	133	1,416
CBL & Associates Properties, Inc.	72	2,084
Centerspace	42	3,166
Chatham Lodging Trust*	130	1,581
City Office REIT, Inc.	116	1,340
Clipper Realty, Inc.	32	269
Community Healthcare Trust, Inc.	64	2,361
Corporate Office Properties Trust	305	7,881
CTO Realty Growth, Inc.	47	992
DiamondRock Hospitality Co.*	568	4,959
Diversified Healthcare Trust	644	940
Easterly Government Properties, Inc.	247	4,434
Empire State Realty Trust, Inc., Class A	374	2,607
Equity Commonwealth*	292	7,683
Essential Properties Realty Trust, Inc.	353	7,992
Farmland Partners, Inc.	124	1,799
Four Corners Property Trust, Inc.	217	5,835
Franklin Street Properties Corp.	267	750
Getty Realty Corp.	114	3,429
Gladstone Commercial Corp.	104	1,983
Gladstone Land Corp.	87	2,045
Global Medical REIT, Inc.	165	1,789
Global Net Lease, Inc.	282	3,883
Hersha Hospitality Trust*	85	824
Independence Realty Trust, Inc.	600	11,670
Indus Realty Trust, Inc.	14	860
Industrial Logistics Properties Trust	176	1,318
Innovative Industrial Properties, Inc.	75	6,879
InvenTrust Properties Corp.	183	4,806
iStar, Inc.	179	2,465
Kite Realty Group Trust	590	11,422
LTC Properties, Inc.	105	4,713
LXP Industrial Trust	766	7,706
Macerich Co. (The)	583	5,579
National Health Investors, Inc.	119	7,796
Necessity Retail REIT, Inc. (The)	362	2,701
NETSTREIT Corp.	130	2,556
NexPoint Residential Trust, Inc.	61	3,222
Office Properties Income Trust	130	2,284
One Liberty Properties, Inc.	44	1,063
Orion Office REIT, Inc.	154	1,520
Outfront Media, Inc.	396	7,009
Paramount Group, Inc.	505	3,500
Pebblebrook Hotel Trust	352	6,202
Phillips Edison & Co., Inc.	310	10,128
Physicians Realty Trust	609	10,146
Piedmont Office Realty Trust, Inc., Class A	333	3,923
Plymouth Industrial REIT, Inc.	102	2,068
Postal Realty Trust, Inc., Class A	48	713
PotlatchDeltic Corp.	185	8,588
Retail Opportunity Investments Corp.	326	5,460
RLJ Lodging Trust	445	5,367
RPT Realty	226	2,176
Ryman Hospitality Properties, Inc.*	146	12,004
Sabra Health Care REIT, Inc.	625	9,356
Safehold, Inc.	59	2,244
Saul Centers, Inc.	32	1,417
Service Properties Trust	445	3,044
SITE Centers Corp.	527	6,830
STAG Industrial, Inc.	488	15,030
Summit Hotel Properties, Inc.	284	2,232
Sunstone Hotel Investors, Inc.*	582	6,338
Tanger Factory Outlet Centers, Inc.	275	4,240
Terreno Realty Corp.	201	12,259
UMH Properties, Inc.	134	2,417
Uniti Group, Inc.	642	6,028
Universal Health Realty Income Trust	35	1,781
Urban Edge Properties	310	4,876
Urstadt Biddle Properties, Inc., Class A	80	1,338
Veris Residential, Inc.*	233	3,131
Washington REIT	237	4,648
Whitestone REIT	127	1,250
Xenia Hotels & Resorts, Inc.*	310	4,917
		387,181
Food & Staples Retailing - 0.1%
Andersons, Inc. (The)	87	3,222
Chefs' Warehouse, Inc. (The)*	92	3,067
HF Foods Group, Inc.*	98	499
Ingles Markets, Inc., Class A	38	3,326
Natural Grocers by Vitamin Cottage, Inc.	25	359
PriceSmart, Inc.	67	4,239
Rite Aid Corp.*	148	1,063
SpartanNash Co.	97	2,952
Sprouts Farmers Market, Inc.*	297	8,583
United Natural Foods, Inc.*	157	6,921

Hedge Replication ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Village Super Market, Inc., Class A	23	505
Weis Markets, Inc.	44	3,419
		38,155
Food Products - 0.2%
Alico, Inc.	17	577
AppHarvest, Inc.*	193	556
B&G Foods, Inc.	184	3,985
Benson Hill, Inc.*	463	1,644
Beyond Meat, Inc.*	166	4,050
BRC, Inc., Class A*	69	673
Calavo Growers, Inc.	47	1,976
Cal-Maine Foods, Inc.	103	5,522
Fresh Del Monte Produce, Inc.	83	2,269
Hain Celestial Group, Inc. (The)*	204	4,133
Hostess Brands, Inc.*	373	8,646
J & J Snack Foods Corp.	41	6,110
John B Sanfilippo & Son, Inc.	24	1,938
Lancaster Colony Corp.	53	8,933
Landec Corp.*	71	745
Local Bounti Corp.*	51	190
Mission Produce, Inc.*	108	1,739
Seneca Foods Corp., Class A*	16	845
Simply Good Foods Co. (The)*	244	7,454
Sovos Brands, Inc.*	77	1,176
SunOpta, Inc.*	264	2,622
Tattooed Chef, Inc.*	133	886
Tootsie Roll Industries, Inc.	41	1,469
TreeHouse Foods, Inc.*	138	6,431
Utz Brands, Inc.	178	2,965
Vital Farms, Inc.*	81	1,049
Whole Earth Brands, Inc.*	110	562
		79,145
Gas Utilities - 0.2%
Brookfield Infrastructure Corp., Class A	265	12,614
Chesapeake Utilities Corp.	47	5,936
New Jersey Resources Corp.	261	11,521
Northwest Natural Holding Co.	92	4,380
ONE Gas, Inc.	146	11,427
South Jersey Industries, Inc.	332	11,238
Southwest Gas Holdings, Inc.	179	13,935
Spire, Inc.	138	9,645
		80,696
Health Care Equipment & Supplies - 0.7%
Alphatec Holdings, Inc.*	191	1,450
AngioDynamics, Inc.*	101	2,236
Artivion, Inc.*	105	2,327
AtriCure, Inc.*	123	5,611
Atrion Corp.	4	2,416
Avanos Medical, Inc.*	128	3,153
Axogen, Inc.*	110	1,031
Axonics, Inc.*	127	9,176
BioLife Solutions, Inc.*	91	2,149
Bioventus, Inc., Class A*	86	629
Butterfly Network, Inc.*	360	2,243
Cardiovascular Systems, Inc.*	108	1,427
Cerus Corp.*	467	1,919
CONMED Corp.	76	6,731
CryoPort, Inc.*	121	3,952
Cue Health, Inc.*	292	972
Cutera, Inc.*	45	2,149
Embecta Corp.	155	4,948
Figs, Inc., Class A*	345	3,988
Glaukos Corp.*	124	6,020
Haemonetics Corp.*	137	10,279
Heska Corp.*	26	2,368
Inari Medical, Inc.*	131	9,085
Inogen, Inc.*	62	1,775
Inspire Medical Systems, Inc.*	74	14,170
Integer Holdings Corp.*	89	5,613
iRadimed Corp.	19	637
iRhythm Technologies, Inc.*	81	11,943
Lantheus Holdings, Inc.*	185	14,578
LeMaitre Vascular, Inc.	53	2,617
LivaNova plc*	145	8,156
Meridian Bioscience, Inc.*	116	3,780
Merit Medical Systems, Inc.*	151	8,944
Mesa Laboratories, Inc.	14	2,392
Nano-X Imaging Ltd.*	114	1,517
Neogen Corp.*	293	6,124
Nevro Corp.*	94	4,260
NuVasive, Inc.*	142	6,036
Omnicell, Inc.*	119	12,173
OraSure Technologies, Inc.*	198	810
Orthofix Medical, Inc.*	52	1,035
OrthoPediatrics Corp.*	39	1,915
Outset Medical, Inc.*	130	2,378
Owlet, Inc.*	45	73
Paragon 28, Inc.*	125	2,194
PROCEPT BioRobotics Corp.*	69	2,793
Pulmonx Corp.*	93	1,708
RxSight, Inc.*	56	701
SeaSpine Holdings Corp.*	96	614
Senseonics Holdings, Inc.*	1,240	2,207
Shockwave Medical, Inc.*	96	28,499
SI-BONE, Inc.*	91	1,501
Sight Sciences, Inc.*	58	404
Silk Road Medical, Inc.*	94	3,744
STAAR Surgical Co.*	130	12,297
Surmodics, Inc.*	37	1,247
Tactile Systems Technology, Inc.*	52	429
Tenon Medical, Inc.*	9	18
TransMedics Group, Inc.*	73	3,798
Treace Medical Concepts, Inc.*	90	1,803
UFP Technologies, Inc.*	18	1,674
Utah Medical Products, Inc.	9	827
Varex Imaging Corp.*	105	2,214
Vicarious Surgical, Inc.*	148	552
ViewRay, Inc.*	401	1,371
Zimvie, Inc.*	56	852
Zynex, Inc.	61	545
		269,177
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc.*	488	8,399
23andMe Holding Co.*	465	1,567
Accolade, Inc.*	158	1,608
AdaptHealth Corp.*	196	3,522
Addus HomeCare Corp.*	42	3,747
Agiliti, Inc.*	74	1,188
AirSculpt Technologies, Inc.	34	297
Alignment Healthcare, Inc.*	228	3,468
AMN Healthcare Services, Inc.*	121	12,419
Apollo Medical Holdings, Inc.*	105	4,529
ATI Physical Therapy, Inc.*	202	182
Aveanna Healthcare Holdings, Inc.*	121	220
Brookdale Senior Living, Inc.*	503	2,213

Hedge Replication ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Cano Health, Inc.*	438	2,702
CareMax, Inc.*	161	1,101
Castle Biosciences, Inc.*	64	1,856
Clover Health Investments Corp.*	1,033	2,696
Community Health Systems, Inc.*	338	899
CorVel Corp.*	24	3,729
Covetrus, Inc.*	286	5,969
Cross Country Healthcare, Inc.*	99	2,513
DocGo, Inc.*	218	2,224
Ensign Group, Inc. (The)	146	12,454
Fulgent Genetics, Inc.*	58	2,521
Hanger, Inc.*	102	1,900
HealthEquity, Inc.*	225	14,868
Hims & Hers Health, Inc.*	328	2,086
Innovage Holding Corp.*	52	191
Invitae Corp.*	623	1,894
Joint Corp. (The)*	38	693
LHC Group, Inc.*	81	13,079
LifeStance Health Group, Inc.*	196	1,233
ModivCare, Inc.*	34	3,683
National HealthCare Corp.	34	2,361
National Research Corp.	39	1,330
Oncology Institute, Inc. (The)*	51	324
OPKO Health, Inc.*	1,093	2,383
Option Care Health, Inc.*	419	12,972
Owens & Minor, Inc.	200	5,902
P3 Health Partners, Inc.*	69	340
Patterson Cos., Inc.	236	6,582
Pediatrix Medical Group, Inc.*	233	4,152
Pennant Group, Inc. (The)*	71	1,113
PetIQ, Inc.*	74	691
Privia Health Group, Inc.*	117	4,655
Progyny, Inc.*	203	8,163
R1 RCM, Inc.*	366	7,997
RadNet, Inc.*	132	2,652
Select Medical Holdings Corp.	292	7,487
Sema4 Holdings Corp.*	428	437
Surgery Partners, Inc.*	107	2,946
US Physical Therapy, Inc.	35	2,891
		197,028
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	308	5,236
American Well Corp., Class A*	621	2,826
Babylon Holdings Ltd., Class A*	295	210
Computer Programs and Systems, Inc.*	39	1,190
Convey Health Solutions Holdings, Inc.*	44	462
Evolent Health, Inc., Class A*	222	8,159
Health Catalyst, Inc.*	146	1,752
HealthStream, Inc.*	65	1,438
Multiplan Corp.*	1,023	3,601
NextGen Healthcare, Inc.*	151	2,588
Nutex Health, Inc.*	105	282
OptimizeRx Corp.*	48	762
Phreesia, Inc.*	133	3,413
Schrodinger, Inc.*	146	4,006
Sharecare, Inc.*	166	304
Simulations Plus, Inc.	42	2,522
		38,751
Hotels, Restaurants & Leisure - 0.4%
Accel Entertainment, Inc.*	159	1,496
Bally's Corp.*	108	2,559
Biglari Holdings, Inc., Class B*	2	270
BJ's Restaurants, Inc.*	61	1,530
Bloomin' Brands, Inc.	239	4,833
Bluegreen Vacations Holding Corp.	35	729
Bowlero Corp.*	105	1,241
Brinker International, Inc.*	118	2,892
Century Casinos, Inc.*	74	545
Cheesecake Factory, Inc. (The)	135	4,134
Chuy's Holdings, Inc.*	51	1,139
Cracker Barrel Old Country Store, Inc.	63	6,800
Dave & Buster's Entertainment, Inc.*	116	4,795
Denny's Corp.*	163	1,540
Dine Brands Global, Inc.	43	2,864
El Pollo Loco Holdings, Inc.*	53	480
Everi Holdings, Inc.*	238	4,403
F45 Training Holdings, Inc.*	98	245
First Watch Restaurant Group, Inc.*	27	453
Full House Resorts, Inc.*	89	600
Golden Entertainment, Inc.*	55	2,104
Hilton Grand Vacations, Inc.*	243	9,910
Inspirato, Inc.*	28	78
Inspired Entertainment, Inc.*	60	628
International Game Technology plc	270	4,844
Jack in the Box, Inc.	57	4,552
Krispy Kreme, Inc.	194	2,279
Kura Sushi USA, Inc., Class A*	13	972
Life Time Group Holdings, Inc.*	114	1,351
Light & Wonder, Inc.*	265	13,046
Lindblad Expeditions Holdings, Inc.*	87	672
Monarch Casino & Resort, Inc.*	36	2,174
NEOGAMES SA*	36	576
Noodles & Co., Class A*	111	527
ONE Group Hospitality, Inc. (The)*	61	436
Papa John's International, Inc.	89	7,194
Portillo's, Inc., Class A*	54	1,189
RCI Hospitality Holdings, Inc.	24	1,565
Red Rock Resorts, Inc., Class A	144	5,504
Rush Street Interactive, Inc.*	164	794
Ruth's Hospitality Group, Inc.	88	1,603
SeaWorld Entertainment, Inc.*	122	6,130
Shake Shack, Inc., Class A*	102	4,861
Sonder Holdings, Inc.*	118	219
Sweetgreen, Inc., Class A*	36	609
Target Hospitality Corp.*	83	1,103
Texas Roadhouse, Inc.	185	16,421
Vacasa, Inc., Class A*	111	444
Wingstop, Inc.	81	9,223
Xponential Fitness, Inc., Class A*	46	843
		145,399
Household Durables - 0.3%
Aterian, Inc.*	165	376
Beazer Homes USA, Inc.*	81	1,153
Cavco Industries, Inc.*	25	5,850
Century Communities, Inc.	79	3,689
Dream Finders Homes, Inc., Class A*	57	704
Ethan Allen Interiors, Inc.	61	1,450
GoPro, Inc., Class A*	354	2,156
Green Brick Partners, Inc.*	77	1,876

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Helen of Troy Ltd.*	64	7,912
Hovnanian Enterprises, Inc., Class A*	14	561
Installed Building Products, Inc.	66	5,977
iRobot Corp.*	73	4,298
KB Home	217	6,217
Landsea Homes Corp.*	28	188
La-Z-Boy, Inc.	116	3,061
Legacy Housing Corp.*	24	410
LGI Homes, Inc.*	56	5,315
Lifetime Brands, Inc.	35	312
Lovesac Co. (The)*	38	1,172
M/I Homes, Inc.*	74	3,200
MDC Holdings, Inc.	155	4,817
Meritage Homes Corp.*	98	7,678
Purple Innovation, Inc.*	149	426
Skyline Champion Corp.*	144	8,161
Snap One Holdings Corp.*	49	548
Sonos, Inc.*	345	5,189
Taylor Morrison Home Corp., Class A*	313	7,859
Traeger, Inc.*	87	230
Tri Pointe Homes, Inc.*	278	4,818
Tupperware Brands Corp.*	123	1,383
Universal Electronics, Inc.*	33	734
Vizio Holding Corp., Class A*	184	1,973
Vuzix Corp.*	161	1,209
Weber, Inc., Class A	73	524
		101,426
Household Products - 0.0%(b)
Central Garden & Pet Co.*	27	1,078
Central Garden & Pet Co., Class A*	110	4,154
Energizer Holdings, Inc.	181	5,086
WD-40 Co.	37	6,999
		17,317
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc.*	113	1,184
Clearway Energy, Inc., Class A	94	3,241
Clearway Energy, Inc., Class C(c)	222	8,236
Montauk Renewables, Inc.*	174	3,089
Ormat Technologies, Inc.	123	11,498
Sunnova Energy International, Inc.*	269	6,784
		34,032
Industrial Conglomerates - 0.0%(b)
Brookfield Business Corp., Class A	70	1,702

Insurance - 0.3%
Ambac Financial Group, Inc.*	124	1,871
American Equity Investment Life Holding Co.	211	8,018
AMERISAFE, Inc.	52	2,487
Argo Group International Holdings Ltd.	86	1,688
Bright Health Group, Inc.*	522	788
BRP Group, Inc., Class A*	158	4,961
CNO Financial Group, Inc.	311	5,726
Crawford & Co., Class A	46	280
Donegal Group, Inc., Class A	41	595
eHealth, Inc.*	66	422
Employers Holdings, Inc.	75	2,937
Enstar Group Ltd.*	31	5,867
Genworth Financial, Inc., Class A*	1,378	5,815
Goosehead Insurance, Inc., Class A*	52	2,704
Greenlight Capital Re Ltd., Class A*	71	560
HCI Group, Inc.	20	956
Hippo Holdings, Inc.*	689	668
Horace Mann Educators Corp.	113	4,042
Investors Title Co.	4	589
James River Group Holdings Ltd.	100	2,376
Kinsale Capital Group, Inc.	59	14,961
Lemonade, Inc.*	126	2,787
MBIA, Inc.*	130	1,533
Mercury General Corp.	72	2,297
National Western Life Group, Inc., Class A	6	1,142
NI Holdings, Inc.*	23	302
Oscar Health, Inc., Class A*	320	2,122
Palomar Holdings, Inc.*	66	5,233
ProAssurance Corp.	146	3,123
RLI Corp.	106	11,635
Root, Inc., Class A*	21	260
Safety Insurance Group, Inc.	39	3,512
Selective Insurance Group, Inc.	162	12,866
Selectquote, Inc.*	362	402
SiriusPoint Ltd.*	249	1,113
Stewart Information Services Corp.	73	3,697
Tiptree, Inc.	64	765
Trean Insurance Group, Inc.*	61	271
Trupanion, Inc.*	106	7,481
United Fire Group, Inc.	58	1,707
Universal Insurance Holdings, Inc.	71	848
		131,407
Interactive Media & Services - 0.1%
Arena Group Holdings, Inc. (The)*	31	326
Bumble, Inc., Class A*	234	5,862
Cargurus, Inc.*	276	5,161
Cars.com, Inc.*	188	2,397
DHI Group, Inc.*	116	592
Eventbrite, Inc., Class A*	209	1,486
EverQuote, Inc., Class A*	52	450
fuboTV, Inc.*	482	1,745
Leafly Holdings, Inc.*	12	19
MediaAlpha, Inc., Class A*	64	534
Outbrain, Inc.*	108	476
QuinStreet, Inc.*	140	1,681
Shutterstock, Inc.	66	3,657
TrueCar, Inc.*	251	547
Vimeo, Inc.*	388	2,297
Vinco Ventures, Inc.*	519	503
Wejo Group Ltd.*	62	70
Yelp, Inc.*	186	6,356
Ziff Davis, Inc.*	124	9,583
ZipRecruiter, Inc., Class A*	216	3,603
		47,345
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class A*	73	634
1stdibs.com, Inc.*	63	427
aka Brands Holding Corp.*	30	62
BARK, Inc.*	139	322
Boxed, Inc.*	31	33
CarParts.com, Inc.*	137	888
ContextLogic, Inc., Class A*	1,540	2,002
Duluth Holdings, Inc., Class B*	35	310
Groupon, Inc.*	58	575

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Lands' End, Inc.*	41	567
Liquidity Services, Inc.*	67	1,172
Lulu's Fashion Lounge Holdings, Inc.*	16	102
Overstock.com, Inc.*	115	3,001
PetMed Express, Inc.	55	1,131
Porch Group, Inc.*	218	469
Poshmark, Inc., Class A*	124	1,342
Quotient Technology, Inc.*	242	450
Qurate Retail, Inc., Series A	948	2,939
RealReal, Inc. (The)*	230	492
Rent the Runway, Inc., Class A*	126	561
Revolve Group, Inc.*	111	2,607
RumbleON, Inc., Class B*	28	612
Stitch Fix, Inc., Class A*	220	1,104
ThredUp, Inc., Class A*	159	383
Vivid Seats, Inc., Class A	67	542
Xometry, Inc., Class A*	91	4,460
		27,187
IT Services - 0.3%
AvidXchange Holdings, Inc.*	397	3,093
BigCommerce Holdings, Inc., Series 1*	174	2,901
Brightcove, Inc.*	111	737
Cantaloupe, Inc.*	158	1,006
Cass Information Systems, Inc.	36	1,320
Cerberus Cyber Sentinel Corp.*	124	337
Conduent, Inc.*	460	1,881
Core Scientific, Inc.*	590	1,298
CSG Systems International, Inc.	87	5,033
Cyxtera Technologies, Inc.*	115	729
DigitalOcean Holdings, Inc.*	207	8,713
Edgio, Inc.*	372	1,369
EVERTEC, Inc.	163	5,477
Evo Payments, Inc., Class A*	128	4,265
ExlService Holdings, Inc.*	88	14,758
Fastly, Inc., Class A*	302	2,824
Flywire Corp.*	150	3,729
Grid Dynamics Holdings, Inc.*	132	2,668
Hackett Group, Inc. (The)	73	1,499
I3 Verticals, Inc., Class A*	60	1,402
IBEX Holdings Ltd.*	15	253
Information Services Group, Inc.	96	554
International Money Express, Inc.*	88	1,971
Marqeta, Inc., Class A*	1,175	9,153
Maximus, Inc.	166	10,058
MoneyGram International, Inc.*	254	2,616
Paya Holdings, Inc.*	237	1,486
Payoneer Global, Inc.*	586	3,879
Paysafe Ltd.*	915	1,510
Perficient, Inc.*	92	7,185
PFSweb, Inc.*	45	426
Priority Technology Holdings, Inc.*	48	192
Rackspace Technology, Inc.*	156	696
Remitly Global, Inc.*	228	2,508
Repay Holdings Corp.*	237	2,202
Sabre Corp.*	883	6,349
SolarWinds Corp.*	131	1,188
Squarespace, Inc., Class A*	85	1,785
StoneCo Ltd., Class A*	750	7,110
TTEC Holdings, Inc.	51	2,670
Tucows, Inc., Class A*	27	1,269
Unisys Corp.*	179	1,666
Verra Mobility Corp.*	396	6,312
		138,077
Leisure Products - 0.1%
Acushnet Holdings Corp.	93	4,432
AMMO, Inc.*	237	903
Callaway Golf Co.*	379	8,387
Clarus Corp.	78	1,183
Johnson Outdoors, Inc., Class A	14	856
Latham Group, Inc.*	119	680
Malibu Boats, Inc., Class A*	56	3,362
Marine Products Corp.	23	228
MasterCraft Boat Holdings, Inc.*	49	1,180
Smith & Wesson Brands, Inc.	123	1,636
Solo Brands, Inc., Class A*	59	245
Sturm Ruger & Co., Inc.	47	2,456
Vista Outdoor, Inc.*	151	4,246
		29,794
Life Sciences Tools & Services - 0.1%
AbCellera Biologics, Inc.*	561	5,991
Absci Corp.*	143	482
Adaptive Biotechnologies Corp.*	302	2,694
Akoya Biosciences, Inc.*	43	490
Alpha Teknova, Inc.*	17	77
Berkeley Lights, Inc.*	151	554
Bionano Genomics, Inc.*	790	1,959
Codexis, Inc.*	166	1,164
Cytek Biosciences, Inc.*	309	3,600
Inotiv, Inc.*	47	920
MaxCyte, Inc.*	235	1,222
Medpace Holdings, Inc.*	75	11,071
NanoString Technologies, Inc.*	126	1,709
Nautilus Biotechnology, Inc.*	129	285
NeoGenomics, Inc.*	336	3,377
Pacific Biosciences of California, Inc.*	611	3,580
Quanterix Corp.*	92	860
Quantum-Si, Inc.*	247	771
Science 37 Holdings, Inc.*	169	267
Seer, Inc.*	140	1,414
Singular Genomics Systems, Inc.*	151	403
SomaLogic, Inc.*	405	1,490
		44,380
Machinery - 0.6%
Alamo Group, Inc.	27	3,531
Albany International Corp., Class A	85	7,496
Altra Industrial Motion Corp.	176	6,679
Astec Industries, Inc.	62	2,367
Barnes Group, Inc.	133	4,130
Berkshire Grey, Inc.*	132	267
Blue Bird Corp.*	47	558
Chart Industries, Inc.*	99	19,192
CIRCOR International, Inc.*	50	815
Columbus McKinnon Corp.	76	2,328
Desktop Metal, Inc., Class A*	716	2,277
Douglas Dynamics, Inc.	61	1,775
Energy Recovery, Inc.*	151	3,464
Enerpac Tool Group Corp.	165	3,201
EnPro Industries, Inc.	56	5,071
ESCO Technologies, Inc.	70	5,700
Evoqua Water Technologies Corp.*	318	11,156
Fathom Digital Manufacturing Corp.*	27	103
Federal Signal Corp.	162	6,459

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Franklin Electric Co., Inc.	125	10,856
Gorman-Rupp Co. (The)	62	1,637
Greenbrier Cos., Inc. (The)	86	2,452
Helios Technologies, Inc.	88	4,807
Hillenbrand, Inc.	197	8,209
Hillman Solutions Corp.*	364	3,054
Hydrofarm Holdings Group, Inc.*	118	401
Hyliion Holdings Corp.*	359	1,260
Hyster-Yale Materials Handling, Inc.	29	845
Hyzon Motors, Inc.*	238	507
John Bean Technologies Corp.	86	8,880
Kadant, Inc.	31	5,562
Kennametal, Inc.	224	5,251
Lightning eMotors, Inc.*	106	301
Lindsay Corp.	30	4,811
Luxfer Holdings plc	76	1,250
Manitowoc Co., Inc. (The)*	94	898
Markforged Holding Corp.*	298	724
Microvast Holdings, Inc.*	462	1,137
Miller Industries, Inc.	30	705
Mueller Industries, Inc.	151	9,539
Mueller Water Products, Inc., Class A	422	4,760
Nikola Corp.*	790	4,234
Omega Flex, Inc.	9	909
Proterra, Inc.*	598	3,612
Proto Labs, Inc.*	75	2,880
RBC Bearings, Inc.*	77	18,532
REV Group, Inc.	94	1,083
Sarcos Technology and Robotics Corp.*	205	672
Shyft Group, Inc. (The)	93	2,227
SPX Technologies, Inc.*	120	6,847
Standex International Corp.	32	2,893
Tennant Co.	50	3,018
Terex Corp.	185	6,146
Titan International, Inc.*	139	1,950
Trinity Industries, Inc.	226	5,510
Velo3D, Inc.*	153	659
Wabash National Corp.	132	2,171
Watts Water Technologies, Inc., Class A	74	10,251
Xos, Inc.*	148	225
		238,234
Marine - 0.0%(b)
Costamare, Inc.	146	1,647
Eagle Bulk Shipping, Inc.	36	1,564
Eneti, Inc.	62	519
Genco Shipping & Trading Ltd.	99	1,357
Golden Ocean Group Ltd.	332	3,184
Matson, Inc.	109	8,029
Safe Bulkers, Inc.	198	631
		16,931
Media - 0.2%
AdTheorent Holding Co., Inc.*	43	113
Advantage Solutions, Inc.*	223	812
AMC Networks, Inc., Class A*	82	2,197
Audacy, Inc.*	323	178
Boston Omaha Corp., Class A*	55	1,476
Cardlytics, Inc.*	90	1,192
Clear Channel Outdoor Holdings, Inc.*	988	1,581
Cumulus Media, Inc., Class A*	50	466
Daily Journal Corp.*	3	784
Entravision Communications Corp., Class A	161	818
EW Scripps Co. (The), Class A*	158	2,362
Gambling.com Group Ltd.*	23	182
Gannett Co., Inc.*	390	905
Gray Television, Inc.	229	4,374
iHeartMedia, Inc., Class A*	326	2,885
Innovid Corp.*	61	224
Integral Ad Science Holding Corp.*	103	837
John Wiley & Sons, Inc., Class A	116	5,339
Loyalty Ventures, Inc.*	54	114
Magnite, Inc.*	354	2,666
PubMatic, Inc., Class A*	113	2,211
Scholastic Corp.	75	3,443
Sinclair Broadcast Group, Inc., Class A	113	2,496
Stagwell, Inc.*	211	1,430
TechTarget, Inc.*	74	4,803
TEGNA, Inc.	603	12,904
Thryv Holdings, Inc.*	69	1,765
Urban One, Inc.*	22	120
Urban One, Inc., Class D*	32	134
WideOpenWest, Inc.*	145	2,581
		61,392
Metals & Mining - 0.2%
5E Advanced Materials, Inc.*	87	1,305
Alpha Metallurgical Resources, Inc.	48	7,543
Arconic Corp.*	286	7,210
ATI, Inc.*	336	10,057
Carpenter Technology Corp.	129	4,382
Century Aluminum Co.*	141	1,089
Coeur Mining, Inc.*	754	2,081
Commercial Metals Co.	328	13,287
Compass Minerals International, Inc.	93	3,766
Constellium SE*	336	4,476
Dakota Gold Corp.*	137	467
Haynes International, Inc.	33	1,310
Hecla Mining Co.	1,448	5,705
Hycroft Mining Holding Corp.*	409	327
Kaiser Aluminum Corp.	43	3,086
Materion Corp.	55	4,747
Novagold Resources, Inc.*	647	2,866
Olympic Steel, Inc.	26	684
Piedmont Lithium, Inc.*	47	2,874
PolyMet Mining Corp.*	79	246
Ramaco Resources, Inc.	61	643
Ryerson Holding Corp.	45	1,283
Schnitzer Steel Industries, Inc., Class A	70	2,313
SunCoke Energy, Inc.	226	1,489
TimkenSteel Corp.*	126	1,933
Warrior Met Coal, Inc.	139	4,524
Worthington Industries, Inc.	86	4,385
		94,078
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AFC Gamma, Inc.	43	748
Angel Oak Mortgage, Inc.	32	444
Apollo Commercial Real Estate Finance, Inc.	381	4,439
Arbor Realty Trust, Inc.	421	6,307
Ares Commercial Real Estate Corp.	121	1,596
ARMOUR Residential REIT, Inc.	278	1,974

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Blackstone Mortgage Trust, Inc., Class A	462	13,368
BrightSpire Capital, Inc.	258	2,167
Broadmark Realty Capital, Inc.	352	2,270
Chicago Atlantic Real Estate Finance, Inc.	19	290
Chimera Investment Corp.	644	5,474
Claros Mortgage Trust, Inc.	249	4,255
Dynex Capital, Inc.	98	1,520
Ellington Financial, Inc.	154	2,261
Franklin BSP Realty Trust, Inc.	228	2,941
Granite Point Mortgage Trust, Inc.	145	1,366
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	231	9,129
Invesco Mortgage Capital, Inc.	90	1,433
KKR Real Estate Finance Trust, Inc.	140	2,696
Ladder Capital Corp.	308	3,406
MFA Financial, Inc.	278	3,041
New York Mortgage Trust, Inc.	1,029	2,881
Nexpoint Real Estate Finance, Inc.	21	431
Orchid Island Capital, Inc.	96	1,303
PennyMac Mortgage Investment Trust	249	3,698
Ready Capital Corp.	200	2,620
Redwood Trust, Inc.	325	2,519
TPG RE Finance Trust, Inc.	187	1,732
Two Harbors Investment Corp.	935	4,535
		90,844
Multiline Retail - 0.0%(b)
Big Lots, Inc.	76	1,563
Dillard's, Inc., Class A	12	3,555
Franchise Group, Inc.	75	2,542
		7,660
Multi-Utilities - 0.1%
Avista Corp.	196	7,964
Black Hills Corp.	176	13,284
NorthWestern Corp.	147	7,788
Unitil Corp.	43	2,240
		31,276
Oil, Gas & Consumable Fuels - 0.7%
Aemetis, Inc.*	79	720
Alto Ingredients, Inc.*	196	847
Amplify Energy Corp.*	97	723
Arch Resources, Inc.	41	5,969
Archaea Energy, Inc.*	161	3,181
Ardmore Shipping Corp.*	94	906
Battalion Oil Corp.*	7	93
Berry Corp.	217	1,986
Brigham Minerals, Inc., Class A	138	4,105
California Resources Corp.	212	10,592
Callon Petroleum Co.*	133	5,660
Centennial Resource Development, Inc., Class A*	557	4,584
Centrus Energy Corp., Class A*	29	1,444
Chord Energy Corp.	115	16,278
Civitas Resources, Inc.	200	13,438
Clean Energy Fuels Corp.*	459	3,084
CNX Resources Corp.*	522	9,224
Comstock Resources, Inc.*	248	4,861
CONSOL Energy, Inc.	93	6,676
Crescent Energy Co., Class A	88	1,507
CVR Energy, Inc.	80	2,613
Delek US Holdings, Inc.	191	5,396
Denbury, Inc.*	137	12,183
DHT Holdings, Inc.	380	2,968
Dorian LPG Ltd.	83	1,208
Earthstone Energy, Inc., Class A*	117	1,778
Empire Petroleum Corp.*	18	266
Energy Fuels, Inc.*	422	3,427
Equitrans Midstream Corp.	1,113	10,318
Excelerate Energy, Inc., Class A	50	1,284
FLEX LNG Ltd.	77	2,546
Frontline Ltd.*	338	4,009
Gevo, Inc.*	533	1,668
Golar LNG Ltd.*	273	7,445
Green Plains, Inc.*	143	5,238
Gulfport Energy Corp.*	32	3,128
HighPeak Energy, Inc.	17	430
International Seaways, Inc.	133	3,927
Kinetik Holdings, Inc.	45	1,659
Kosmos Energy Ltd.*	1,222	8,640
Laredo Petroleum, Inc.*	46	3,570
Magnolia Oil & Gas Corp., Class A	452	10,789
Matador Resources Co.	305	18,178
Murphy Oil Corp.	399	15,549
NACCO Industries, Inc., Class A	11	495
NextDecade Corp.*	84	619
Nordic American Tankers Ltd.	515	1,339
Northern Oil and Gas, Inc.	178	5,632
Par Pacific Holdings, Inc.*	132	2,482
PBF Energy, Inc., Class A*	262	8,950
Peabody Energy Corp.*	319	7,867
Ranger Oil Corp.	58	2,261
REX American Resources Corp.*	43	1,303
Riley Exploration Permian, Inc.	28	704
Ring Energy, Inc.*	234	758
SandRidge Energy, Inc.*	86	1,804
Scorpio Tankers, Inc.	134	5,574
SFL Corp. Ltd.	311	3,328
SilverBow Resources, Inc.*	32	1,272
Sitio Royalties Corp.	32	814
SM Energy Co.	328	14,455
Talos Energy, Inc.*	179	3,711
Teekay Corp.*	189	660
Teekay Tankers Ltd., Class A*	62	1,525
Tellurian, Inc.*	1,381	5,524
Uranium Energy Corp.*	869	3,928
Ur-Energy, Inc.*	567	782
VAALCO Energy, Inc.	158	792
Vertex Energy, Inc.*	146	1,241
W&T Offshore, Inc.*	256	1,664
World Fuel Services Corp.	169	4,360
		307,939
Paper & Forest Products - 0.0%(b)
Clearwater Paper Corp.*	45	1,914
Glatfelter Corp.	119	580
Resolute Forest Products, Inc.*	124	2,512
Sylvamo Corp.	96	4,266
		9,272
Personal Products - 0.1%
Beauty Health Co. (The)*	270	3,132
BellRing Brands, Inc.*	357	8,457
Edgewell Personal Care Co.	146	5,688
elf Beauty, Inc.*	131	4,995
Herbalife Nutrition Ltd.*	268	6,992
Honest Co., Inc. (The)*	176	635

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Inter Parfums, Inc.	49	3,848
Medifast, Inc.	31	3,890
Nature's Sunshine Products, Inc.*	37	359
Nu Skin Enterprises, Inc., Class A	135	5,527
Thorne HealthTech, Inc.*	37	173
USANA Health Sciences, Inc.*	30	1,936
Veru, Inc.*	176	2,693
		48,325
Pharmaceuticals - 0.2%
Aclaris Therapeutics, Inc.*	162	2,577
Aerie Pharmaceuticals, Inc.*	127	1,918
Amneal Pharmaceuticals, Inc.*	279	605
Amphastar Pharmaceuticals, Inc.*	104	3,078
Amylyx Pharmaceuticals, Inc.*	31	782
AN2 Therapeutics, Inc.*	13	223
ANI Pharmaceuticals, Inc.*	34	1,254
Arvinas, Inc.*	132	5,589
Atea Pharmaceuticals, Inc.*	207	1,553
Athira Pharma, Inc.*	92	311
Axsome Therapeutics, Inc.*	78	4,976
Cara Therapeutics, Inc.*	121	1,249
Cassava Sciences, Inc.*	103	2,650
CinCor Pharma, Inc.*	36	1,216
Collegium Pharmaceutical, Inc.*	92	1,617
Corcept Therapeutics, Inc.*	231	5,964
DICE Therapeutics, Inc.*	77	1,209
Edgewise Therapeutics, Inc.*	80	806
Esperion Therapeutics, Inc.*	171	1,276
Evolus, Inc.*	96	923
EyePoint Pharmaceuticals, Inc.*	71	710
Fulcrum Therapeutics, Inc.*	92	681
Harmony Biosciences Holdings, Inc.*	71	3,118
Innoviva, Inc.*	171	2,250
Intra-Cellular Therapies, Inc.*	248	12,464
Liquidia Corp.*	129	744
Nektar Therapeutics*	491	1,935
NGM Biopharmaceuticals, Inc.*	106	1,496
Nuvation Bio, Inc.*	315	882
Ocular Therapeutix, Inc.*	209	1,062
Pacira BioSciences, Inc.*	122	6,403
Phathom Pharmaceuticals, Inc.*	62	529
Phibro Animal Health Corp., Class A	55	815
Prestige Consumer Healthcare, Inc.*	136	6,879
Provention Bio, Inc.*(c)	151	652
Reata Pharmaceuticals, Inc., Class A*	75	1,793
Relmada Therapeutics, Inc.*	74	2,156
Revance Therapeutics, Inc.*	190	3,781
SIGA Technologies, Inc.	127	1,915
Supernus Pharmaceuticals, Inc.*	133	4,553
Tarsus Pharmaceuticals, Inc.*	49	754
Theravance Biopharma, Inc.*	174	1,568
Theseus Pharmaceuticals, Inc.*	46	314
Tricida, Inc.*	90	1,127
Ventyx Biosciences, Inc.*	61	1,244
Xeris Biopharma Holdings, Inc.*	358	598
		100,199
Professional Services - 0.3%
Alight, Inc., Class A*	919	7,242
ASGN, Inc.*	136	13,151
Atlas Technical Consultants, Inc.*	48	409
Barrett Business Services, Inc.	19	1,532
CBIZ, Inc.*	133	5,807
CRA International, Inc.	19	1,737
Exponent, Inc.	140	13,140
First Advantage Corp.*	159	2,201
Forrester Research, Inc.*	31	1,289
Franklin Covey Co.*	34	1,617
Heidrick & Struggles International, Inc.	53	1,508
HireRight Holdings Corp.*	57	927
Huron Consulting Group, Inc.*	57	3,813
ICF International, Inc.	50	5,078
Insperity, Inc.	98	10,684
Kelly Services, Inc., Class A	95	1,531
Kforce, Inc.	55	3,010
Korn Ferry	145	8,833
Legalzoom.com, Inc.*	265	2,730
ManTech International Corp., Class A	81	7,769
Planet Labs PBC*	421	2,307
Red Violet, Inc.*	26	494
Resources Connection, Inc.	86	1,680
Skillsoft Corp.*	220	708
Spire Global, Inc.*	339	458
Sterling Check Corp.*	64	1,362
TriNet Group, Inc.*	101	8,322
TrueBlue, Inc.*	89	1,828
Upwork, Inc.*	325	5,655
Willdan Group, Inc.*	31	706
		117,528
Real Estate Management & Development - 0.1%
American Realty Investors, Inc.*	4	55
Anywhere Real Estate, Inc.*	314	3,068
Compass, Inc., Class A*	706	2,019
Cushman & Wakefield plc*	430	6,433
DigitalBridge Group, Inc.*	400	7,120
Doma Holdings, Inc.*	371	224
Douglas Elliman, Inc.	205	945
eXp World Holdings, Inc.	186	2,405
Forestar Group, Inc.*	49	609
FRP Holdings, Inc.*	18	1,035
Kennedy-Wilson Holdings, Inc.	320	5,619
Marcus & Millichap, Inc.	67	2,504
Newmark Group, Inc., Class A	400	4,100
Offerpad Solutions, Inc.*	185	281
RE/MAX Holdings, Inc., Class A	51	1,161
Redfin Corp.*	284	2,326
RMR Group, Inc. (The), Class A	41	1,068
Seritage Growth Properties, Class A, REIT*	119	1,492
St Joe Co. (The)	93	3,553
Stratus Properties, Inc.*	16	570
Tejon Ranch Co.*	56	883
Transcontinental Realty Investors, Inc.*	3	129
		47,599
Road & Rail - 0.1%
ArcBest Corp.	66	5,315
Bird Global, Inc., Class A*	464	197
Covenant Logistics Group, Inc.	30	844
Daseke, Inc.*	110	667
Heartland Express, Inc.	126	1,909
Marten Transport Ltd.	160	3,169
PAM Transportation Services, Inc.*	18	535

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Saia, Inc.*	72	14,892
TuSimple Holdings, Inc., Class A*	379	2,725
Universal Logistics Holdings, Inc.	20	730
Werner Enterprises, Inc.	176	7,003
		37,986
Semiconductors & Semiconductor Equipment - 0.4%
ACM Research, Inc., Class A*	130	2,196
Alpha & Omega Semiconductor Ltd.*	60	2,320
Ambarella, Inc.*	99	6,720
Amkor Technology, Inc.	275	5,536
Atomera, Inc.*	55	711
Axcelis Technologies, Inc.*	88	5,891
AXT, Inc.*	110	945
CEVA, Inc.*	62	1,815
Cohu, Inc.*	130	3,488
Credo Technology Group Holding Ltd.*	64	882
CyberOptics Corp.*	19	1,011
Diodes, Inc.*	121	8,612
FormFactor, Inc.*	211	6,178
Ichor Holdings Ltd.*	76	2,335
Impinj, Inc.*	57	5,089
indie Semiconductor, Inc., Class A*	270	2,298
Kulicke & Soffa Industries, Inc.	157	6,600
MACOM Technology Solutions Holdings, Inc.*	137	7,555
MaxLinear, Inc.*	194	6,970
Onto Innovation, Inc.*	134	9,513
PDF Solutions, Inc.*	82	2,163
Photronics, Inc.*	162	2,722
Power Integrations, Inc.	157	11,230
Rambus, Inc.*	297	7,660
Rigetti Computing, Inc.*	87	346
Rockley Photonics Holdings Ltd.*	276	392
Semtech Corp.*	171	7,898
Silicon Laboratories, Inc.*	98	12,282
SiTime Corp.*	43	4,576
SkyWater Technology, Inc.*	29	377
SMART Global Holdings, Inc.*	133	2,440
SunPower Corp.*	221	5,304
Synaptics, Inc.*	107	12,370
Transphorm, Inc.*	58	322
Ultra Clean Holdings, Inc.*	122	3,571
Veeco Instruments, Inc.*	135	2,854
		163,172
Software - 0.7%
8x8, Inc.*	298	1,553
A10 Networks, Inc.	178	2,474
ACI Worldwide, Inc.*	310	7,347
Agilysys, Inc.*	53	2,744
Alarm.com Holdings, Inc.*	130	8,658
Alkami Technology, Inc.*	97	1,407
Altair Engineering, Inc., Class A*	141	7,333
American Software, Inc., Class A	85	1,439
Amplitude, Inc., Class A*	151	2,288
Appfolio, Inc., Class A*	52	5,272
Appian Corp.*	108	5,065
Applied Blockchain, Inc.*	22	52
Arteris, Inc.*	46	328
Asana, Inc., Class A*	199	3,811
Avaya Holdings Corp.*	226	359
AvePoint, Inc.*	349	1,633
Benefitfocus, Inc.*	70	519
Blackbaud, Inc.*	126	6,590
Blackline, Inc.*	150	10,191
Blend Labs, Inc., Class A*	501	1,578
Box, Inc., Class A*	349	8,987
BTRS Holdings, Inc., Class 1*	271	1,832
C3.ai, Inc., Class A*	186	3,348
Cerence, Inc.*	106	2,121
ChannelAdvisor Corp.*	81	1,222
Cipher Mining, Inc.*	106	213
Cleanspark, Inc.*	109	467
Clear Secure, Inc., Class A*	168	3,854
CommVault Systems, Inc.*	121	6,569
Consensus Cloud Solutions, Inc.*	43	2,165
Couchbase, Inc.*	72	1,195
CS Disco, Inc.*	60	828
Cvent Holding Corp.*	228	1,154
Digimarc Corp.*(c)	37	659
Digital Turbine, Inc.*	249	4,599
Domo, Inc., Class B*	82	1,579
Duck Creek Technologies, Inc.*	209	2,487
E2open Parent Holdings, Inc.*	539	3,703
Ebix, Inc.	71	1,847
eGain Corp.*	56	516
Enfusion, Inc., Class A*	69	855
EngageSmart, Inc.*	94	1,877
Envestnet, Inc.*	149	7,803
Everbridge, Inc.*	107	4,256
EverCommerce, Inc.*	65	757
ForgeRock, Inc., Class A*	75	1,280
Greenidge Generation Holdings, Inc.*	35	85
Instructure Holdings, Inc.*	47	1,068
Intapp, Inc.*	38	551
InterDigital, Inc.	84	4,213
IronNet, Inc.*	175	354
Kaleyra, Inc.*	80	127
KnowBe4, Inc., Class A*	197	3,786
Latch, Inc.*	190	203
LivePerson, Inc.*	190	2,204
LiveRamp Holdings, Inc.*	182	3,613
LiveVox Holdings, Inc.*	60	128
Marathon Digital Holdings, Inc.*	273	3,235
Matterport, Inc.*	593	2,734
MeridianLink, Inc.*	62	1,077
MicroStrategy, Inc., Class A*	25	5,789
Mitek Systems, Inc.*	114	1,165
Model N, Inc.*	98	2,930
Momentive Global, Inc.*	359	2,545
N-able, Inc.*	185	1,843
NextNav, Inc.*	132	448
Olo, Inc., Class A*	243	1,898
ON24, Inc.*	113	1,012
OneSpan, Inc.*	108	1,243
PagerDuty, Inc.*	230	5,989
Ping Identity Holding Corp.*	209	5,881
Progress Software Corp.	118	5,679
PROS Holdings, Inc.*	111	2,314
Q2 Holdings, Inc.*	151	5,998
Qualys, Inc.*	106	16,101
Rapid7, Inc.*	157	9,028
Rimini Street, Inc.*	132	665
Riot Blockchain, Inc.*	317	2,273
Sapiens International Corp. NV	83	1,836
SecureWorks Corp., Class A*	27	281

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
ShotSpotter, Inc.*	24	783
Sprout Social, Inc., Class A*	124	7,445
SPS Commerce, Inc.*	98	11,968
Sumo Logic, Inc.*	231	2,028
Telos Corp.*	146	1,445
Tenable Holdings, Inc.*	298	11,804
Terawulf, Inc.*	58	86
Upland Software, Inc.*	79	827
UserTesting, Inc.*	128	533
Varonis Systems, Inc.*	295	8,068
Verint Systems, Inc.*	172	8,340
Veritone, Inc.*	85	625
Viant Technology, Inc., Class A*	38	172
Weave Communications, Inc.*	14	81
WM Technology, Inc.*	194	508
Workiva, Inc.*	129	8,758
Xperi Holding Corp.	282	4,487
Yext, Inc.*	325	1,446
Zeta Global Holdings Corp., Class A*	84	588
Zuora, Inc., Class A*	306	2,350
		307,452
Specialty Retail - 0.4%
Aaron's Co., Inc. (The)	82	976
Abercrombie & Fitch Co., Class A*	134	1,928
Academy Sports & Outdoors, Inc.	227	9,779
American Eagle Outfitters, Inc.	417	4,695
America's Car-Mart, Inc.*	16	1,290
Arko Corp.	230	2,192
Asbury Automotive Group, Inc.*	60	10,469
Bed Bath & Beyond, Inc.*	216	2,059
Big 5 Sporting Goods Corp.	58	710
Boot Barn Holdings, Inc.*	80	5,330
Buckle, Inc. (The)	82	2,647
Build-A-Bear Workshop, Inc.	38	582
Caleres, Inc.	99	2,526
Camping World Holdings, Inc., Class A	104	3,132
Cato Corp. (The), Class A	50	541
Chico's FAS, Inc.*	331	1,880
Children's Place, Inc. (The)*	36	1,519
Citi Trends, Inc.*	23	465
Conn's, Inc.*	35	336
Container Store Group, Inc. (The)*	88	597
Designer Brands, Inc., Class A	156	2,661
Destination XL Group, Inc.*	162	893
EVgo, Inc.*	184	1,746
Express, Inc.*	174	265
Foot Locker, Inc.	225	8,289
Genesco, Inc.*	35	1,980
Group 1 Automotive, Inc.	44	7,858
GrowGeneration Corp.*	155	736
Guess?, Inc.	92	1,607
Haverty Furniture Cos., Inc.	41	1,100
Hibbett, Inc.	35	2,051
JOANN, Inc.	30	213
LL Flooring Holdings, Inc.*	79	643
MarineMax, Inc.*	57	2,071
Monro, Inc.	90	4,168
Murphy USA, Inc.	61	17,700
National Vision Holdings, Inc.*	220	7,311
ODP Corp. (The)*	116	4,147
OneWater Marine, Inc., Class A*	30	1,196
Party City Holdco, Inc.*	295	581
Rent-A-Center, Inc.	144	3,721
Sally Beauty Holdings, Inc.*	290	4,315
Shoe Carnival, Inc.	48	1,142
Signet Jewelers Ltd.	126	8,237
Sleep Number Corp.*	58	2,403
Sonic Automotive, Inc., Class A	55	2,925
Sportsman's Warehouse Holdings, Inc.*	118	939
Tile Shop Holdings, Inc.	98	384
Tilly's, Inc., Class A	62	465
Torrid Holdings, Inc.*	40	224
TravelCenters of America, Inc.*	34	1,839
Urban Outfitters, Inc.*	178	3,583
Volta, Inc.*	331	708
Warby Parker, Inc., Class A*	226	2,841
Winmark Corp.	8	1,651
Zumiez, Inc.*	42	1,090
		157,336
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	343	3,475
Avid Technology, Inc.*	97	2,653
CompoSecure, Inc.*	21	121
Corsair Gaming, Inc.*	104	1,601
Diebold Nixdorf, Inc.*	198	689
Eastman Kodak Co.*	155	838
IonQ, Inc.*	322	1,913
Super Micro Computer, Inc.*	123	8,005
Turtle Beach Corp.*	42	394
Xerox Holdings Corp.	310	5,152
		24,841
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc., Class A*	255	1,048
Crocs, Inc.*	164	12,087
Ermenegildo Zegna NV	128	1,311
Fossil Group, Inc.*	126	533
G-III Apparel Group Ltd.*	118	2,486
Kontoor Brands, Inc.	153	5,696
Movado Group, Inc.	42	1,339
Oxford Industries, Inc.	42	4,483
PLBY Group, Inc.*	84	378
Rocky Brands, Inc.	19	496
Steven Madden Ltd.	214	6,230
Superior Group of Cos., Inc.	32	355
Unifi, Inc.*	38	432
Wolverine World Wide, Inc.	217	4,240
		41,114
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc.*	155	6,476
Blue Foundry Bancorp*	71	807
Bridgewater Bancshares, Inc.*	56	962
Capitol Federal Financial, Inc.	352	3,189
Columbia Financial, Inc.*	94	2,005
Enact Holdings, Inc.	81	2,057
Essent Group Ltd.	285	11,397
Federal Agricultural Mortgage Corp., Class C	25	2,731
Finance of America Cos., Inc., Class A*	105	128
Flagstar Bancorp, Inc.	142	5,471
Greene County Bancorp, Inc.	9	479
Hingham Institution For Savings (The)	4	1,188
Home Bancorp, Inc.	20	781

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Home Point Capital, Inc.	21	48
Kearny Financial Corp.	168	1,909
Luther Burbank Corp.	40	524
Merchants Bancorp	43	1,160
Mr Cooper Group, Inc.*	197	8,333
NMI Holdings, Inc., Class A*	229	4,701
Northfield Bancorp, Inc.	118	1,739
PennyMac Financial Services, Inc.	80	4,250
Pioneer Bancorp, Inc.*	31	290
Provident Bancorp, Inc.	39	565
Provident Financial Services, Inc.	202	4,693
Radian Group, Inc.	469	9,901
Southern Missouri Bancorp, Inc.	22	1,160
Sterling Bancorp, Inc.*	46	271
TrustCo Bank Corp.	51	1,700
Velocity Financial, Inc.*	23	263
Walker & Dunlop, Inc.	83	8,338
Waterstone Financial, Inc.	54	934
WSFS Financial Corp.	174	8,413
		96,863
Tobacco - 0.0%(b)
22nd Century Group, Inc.*	438	587
Turning Point Brands, Inc.	41	956
Universal Corp.	65	3,318
Vector Group Ltd.	389	3,812
		8,673
Trading Companies & Distributors - 0.2%
Alta Equipment Group, Inc.	57	671
Applied Industrial Technologies, Inc.	104	11,026
Beacon Roofing Supply, Inc.*	147	8,072
BlueLinx Holdings, Inc.*	25	1,752
Boise Cascade Co.	107	6,669
Custom Truck One Source, Inc.*	162	1,066
Distribution Solutions Group, Inc.*	13	517
DXP Enterprises, Inc.*	41	1,090
GATX Corp.	96	9,275
Global Industrial Co.	35	1,053
GMS, Inc.*	117	5,639
H&E Equipment Services, Inc.	86	2,723
Herc Holdings, Inc.	69	7,765
Hudson Technologies, Inc.*	117	971
Karat Packaging, Inc.*	15	268
McGrath RentCorp	66	5,578
MRC Global, Inc.*	225	2,189
NOW, Inc.*	299	3,624
Rush Enterprises, Inc., Class A	115	5,412
Rush Enterprises, Inc., Class B	18	912
Textainer Group Holdings Ltd.	126	3,828
Titan Machinery, Inc.*	55	1,693
Transcat, Inc.*	19	1,408
Triton International Ltd.	172	10,249
Veritiv Corp.*	39	4,648
		98,098
Water Utilities - 0.1%
American States Water Co.	100	8,297
Artesian Resources Corp., Class A	22	1,202
California Water Service Group	145	8,487
Global Water Resources, Inc.	35	476
Middlesex Water Co.	47	4,172
Pure Cycle Corp.*	53	547
SJW Group	73	4,694
York Water Co. (The)	38	1,671
		29,546
Wireless Telecommunication Services - 0.0%(b)
Gogo, Inc.*	135	2,006
KORE Group Holdings, Inc.*	95	284
Shenandoah Telecommunications Co.	131	2,920
Telephone and Data Systems, Inc.	273	4,442
United States Cellular Corp.*	40	1,143
		10,795
TOTAL COMMON STOCKS (Cost $6,770,985)		6,535,989

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(b)

Biotechnology - 0.0%
Aduro Biotech, Inc., CVR*(d)(e)	39	—
Tobira Therapeutics, Inc., CVR*(d)(e)	10	—
		—
Pharmaceuticals - 0.0%(b)
Zogenix, Inc., CVR*(d)(e)	231	157
TOTAL RIGHTS (Cost $99)		157

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $9)	9	9

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 84.0%

REPURCHASE AGREEMENTS(g) - 18.4%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $7,666,992
(Cost $7,666,524)	7,666,524	7,666,524

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 65.6%
U.S. Treasury Bills
2.47%, 11/3/2022(h) (Cost $27,212,823)	27,330,000	27,215,518

TOTAL SHORT-TERM INVESTMENTS (Cost $34,879,347)		34,882,042
Total Investments - 99.7% (Cost $41,650,440)		41,418,197
Other assets less liabilities - 0.3%		135,388
Net Assets - 100.0%		41,553,585

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $4,227, collateralized in the form of cash with a value of $9 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,370 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $4,379.
(d)	Security fair valued as of August 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2022 amounted to $157, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $9.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h)	The rate shown was the current yield as of August 31, 2022.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Hedge Replication ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	14	9/19/2022	USD	$880,250	$13,136

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
57,168	4/10/2023	Credit Suisse International	2.78%	Russell 2000® Total Return Index	(18,608)
774,746	4/10/2023	Credit Suisse International	2.63%	iShares® MSCI Emerging Markets ETF	(219,797)
238,232	4/10/2023	Morgan Stanley & Co. International plc	2.78%	iShares® MSCI Emerging Markets ETF	(65,817)
(205,660)	3/7/2023	Societe Generale	(2.53)%	S&P 500® Total Return Index	103,666
16,597	3/7/2023	Societe Generale	2.68%	Russell 2000® Total Return Index	(116,416)
2,359,679	3/7/2023	Societe Generale	2.08%	iShares® MSCI Emerging Markets ETF	(526,525)
3,279,747	3/7/2023	Societe Generale	2.83%	iShares® MSCI EAFE ETF	(579,133)
53,479	3/7/2023	UBS AG	2.33%	Russell 2000® Total Return Index	(120,992)
1,226,371	1/8/2024	UBS AG	2.53%	iShares® MSCI EAFE ETF	(351,527)
2,691,432	11/6/2023	UBS AG	2.13%	iShares® MSCI Emerging Markets ETF	(470,048)
10,491,791					(2,365,197)
				Total Unrealized Appreciation	103,666
				Total Unrealized Depreciation	(2,468,863)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations
USD	U.S. Dollar

High Yield-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 95.8%

Aerospace & Defense - 3.6%
Bombardier, Inc.
7.88%, 4/15/2027(a)	1,330,000	1,273,542
Rolls-Royce plc
5.75%, 10/15/2027(a)	786,000	711,196
Spirit AeroSystems, Inc.
7.50%, 4/15/2025(a)	480,000	469,397
TransDigm, Inc.
6.25%, 3/15/2026(a)	1,507,000	1,480,627
5.50%, 11/15/2027	1,074,000	966,493
		4,901,255
Airlines - 3.8%
Air Canada
3.88%, 8/15/2026(a)	494,000	440,809
American Airlines, Inc.
5.50%, 4/20/2026(a)	2,077,000	1,975,809
5.75%, 4/20/2029(a)	783,000	706,845
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	422,000	385,195
United Airlines, Inc.
4.38%, 4/15/2026(a)	321,000	292,672
4.63%, 4/15/2029(a)	1,416,000	1,242,540
		5,043,870
Auto Components - 1.7%
Allison Transmission, Inc.
3.75%, 1/30/2031(a)	451,000	364,895
Clarios Global LP
8.50%, 5/15/2027(a)(b)	837,000	816,703
Icahn Enterprises LP
6.25%, 5/15/2026	921,000	882,903
5.25%, 5/15/2027	169,000	153,722
		2,218,223
Automobiles - 1.4%
Aston Martin Capital Holdings Ltd.
10.50%, 11/30/2025(a)(b)	763,000	763,244
Ford Motor Co.
3.25%, 2/12/2032	1,350,000	1,056,942
		1,820,186
Building Products - 1.1%
Builders FirstSource, Inc.
4.25%, 2/1/2032(a)	541,000	431,845
SRM Escrow Issuer LLC
6.00%, 11/1/2028(a)	425,000	385,518
Standard Industries, Inc.
4.38%, 7/15/2030(a)	281,000	224,988
3.38%, 1/15/2031(a)	554,000	411,782
		1,454,133
Capital Markets - 2.6%
Coinbase Global, Inc.
3.63%, 10/1/2031(a)	1,352,000	823,145
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)	663,000	564,379
Deutsche Bank AG
(SOFR + 2.76%), 3.73%, 1/14/2032(c)	1,095,000	807,346
MSCI, Inc.
4.00%, 11/15/2029(a)	850,000	756,593
3.88%, 2/15/2031(a)	648,000	559,425
		3,510,888
Chemicals - 1.0%
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	541,000	463,469
Tronox, Inc.
4.63%, 3/15/2029(a)	432,000	359,338
WR Grace Holdings LLC
5.63%, 8/15/2029(a)	651,000	514,290
		1,337,097
Commercial Services & Supplies - 4.0%
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	1,430,000	1,338,895
Aramark Services, Inc.
6.38%, 5/1/2025(a)	11,000	10,904
5.00%, 2/1/2028(a)(b)	942,000	866,941
Madison IAQ LLC
5.88%, 6/30/2029(a)	370,000	304,377
Nielsen Finance LLC
5.63%, 10/1/2028(a)	998,000	1,000,275
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	883,000	849,847
Vericast Corp.
11.00%, 9/15/2026(a)	991,000	989,910
		5,361,149
Communications Equipment - 0.9%
Avaya, Inc.
6.13%, 9/15/2028(a)	488,000	266,828
CommScope, Inc.
6.00%, 3/1/2026(a)	824,000	778,763
4.75%, 9/1/2029(a)	214,000	182,103
		1,227,694
Consumer Finance - 1.8%
Curo Group Holdings Corp.
7.50%, 8/1/2028(a)	208,000	126,069
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	873,000	796,988
OneMain Finance Corp.
6.13%, 3/15/2024	804,000	785,021
7.13%, 3/15/2026	526,000	494,816
VistaJet Malta Finance plc
6.38%, 2/1/2030(a)	257,000	221,020
		2,423,914
Containers & Packaging - 2.4%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029(a)	664,000	537,840
Ardagh Packaging Finance plc
4.13%, 8/15/2026(a)	579,000	499,486
Ball Corp.
2.88%, 8/15/2030(b)	840,000	681,299
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030(a)	457,000	397,130

High Yield-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(a)	755,000	659,002
Trivium Packaging Finance BV
5.50%, 8/15/2026(a)(d)	467,000	448,320
		3,223,077
Diversified Financial Services - 1.4%
Jefferies Finance LLC
5.00%, 8/15/2028(a)	416,000	355,509
Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)	394,000	337,855
MPH Acquisition Holdings LLC
5.75%, 11/1/2028(a)(b)	980,000	779,715
Verscend Escrow Corp.
9.75%, 8/15/2026(a)	418,000	422,009
		1,895,088
Diversified Telecommunication Services - 6.9%
Altice France SA
5.13%, 7/15/2029(a)	1,223,000	929,064
5.50%, 10/15/2029(a)	600,000	473,820
CCO Holdings LLC
4.75%, 3/1/2030(a)	916,000	787,334
4.25%, 2/1/2031(a)	1,428,000	1,165,170
Frontier Communications Holdings LLC
5.00%, 5/1/2028(a)	1,357,000	1,189,356
Iliad Holding SASU
6.50%, 10/15/2026(a)	591,000	540,044
Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)	1,000,000	906,480
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	92,000	76,475
Lumen Technologies, Inc.
5.13%, 12/15/2026(a)	1,237,000	1,068,873
Virgin Media Secured Finance plc
5.50%, 5/15/2029(a)	535,000	480,162
Windstream Escrow LLC
7.75%, 8/15/2028(a)	497,000	432,552
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)	1,395,000	1,189,238
6.13%, 3/1/2028(a)(b)	38,000	29,545
		9,268,113
Electric Utilities - 1.8%
NRG Energy, Inc.
3.63%, 2/15/2031(a)	27,000	21,446
3.88%, 2/15/2032(a)	827,000	655,398
PG&E Corp.
5.00%, 7/1/2028	64,000	56,773
5.25%, 7/1/2030	777,000	671,717
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	625,000	602,434
5.00%, 7/31/2027(a)	406,000	377,856
		2,385,624
Electrical Equipment - 0.3%
Sensata Technologies BV
4.00%, 4/15/2029(a)	489,000	422,711

Energy Equipment & Services - 0.5%
Weatherford International Ltd.
8.63%, 4/30/2030(a)	691,000	624,490

Entertainment - 1.1%
Lions Gate Capital Holdings LLC
5.50%, 4/15/2029(a)	498,000	393,226
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(a)	470,000	469,236
ROBLOX Corp.
3.88%, 5/1/2030(a)	749,000	624,794
		1,487,256
Equity Real Estate Investment Trusts (REITs) - 2.4%
Iron Mountain, Inc.
5.25%, 7/15/2030(a)	215,000	190,275
4.50%, 2/15/2031(a)	948,000	787,523
SBA Communications Corp.
3.88%, 2/15/2027	26,000	23,689
3.13%, 2/1/2029	1,297,000	1,068,631
Uniti Group LP
7.88%, 2/15/2025(a)	648,000	640,156
6.50%, 2/15/2029(a)	600,000	457,128
		3,167,402
Food & Staples Retailing - 1.7%
Albertsons Cos., Inc.
4.63%, 1/15/2027(a)	645,000	588,601
3.50%, 3/15/2029(a)	488,000	401,038
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	827,000	777,253
US Foods, Inc.
6.25%, 4/15/2025(a)	488,000	490,377
		2,257,269
Food Products - 1.1%
Darling Ingredients, Inc.
6.00%, 6/15/2030(a)	266,000	266,335
Post Holdings, Inc.
4.63%, 4/15/2030(a)	548,000	475,919
4.50%, 9/15/2031(a)	884,000	751,639
		1,493,893
Health Care Equipment & Supplies - 2.0%
Avantor Funding, Inc.
4.63%, 7/15/2028(a)	387,000	352,123
Medline Borrower LP
3.88%, 4/1/2029(a)	1,354,000	1,147,515
5.25%, 10/1/2029(a)	1,402,000	1,178,269
		2,677,907
Health Care Providers & Services - 4.6%
Community Health Systems, Inc.
8.00%, 3/15/2026(a)	1,076,000	1,006,060
5.63%, 3/15/2027(a)	614,000	520,669
DaVita, Inc.
4.63%, 6/1/2030(a)	1,314,000	1,057,823
3.75%, 2/15/2031(a)	687,000	505,477
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	548,000	523,195
Select Medical Corp.
6.25%, 8/15/2026(a)(b)	469,000	448,674

High Yield-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
4.88%, 1/1/2026(a)	1,348,000	1,284,711
6.13%, 10/1/2028(a)	870,000	798,225
		6,144,834
Health Care Technology - 0.6%
IQVIA, Inc.
5.00%, 5/15/2027(a)(b)	790,000	763,448

Hotels, Restaurants & Leisure - 8.6%
1011778 BC ULC
3.88%, 1/15/2028(a)	1,056,000	938,832
4.00%, 10/15/2030(a)	1,251,000	1,023,005
Caesars Entertainment, Inc.
6.25%, 7/1/2025(a)	767,000	748,907
8.13%, 7/1/2027(a)(b)	1,209,000	1,189,565
Carnival Corp.
5.75%, 3/1/2027(a)	1,367,000	1,065,426
4.00%, 8/1/2028(a)	1,272,000	1,058,915
CDI Escrow Issuer, Inc.
5.75%, 4/1/2030(a)	500,000	463,245
Cedar Fair LP
5.50%, 5/1/2025(a)	455,000	446,312
Fertitta Entertainment LLC
4.63%, 1/15/2029(a)	102,000	89,722
6.75%, 1/15/2030(a)(b)	739,000	602,610
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031(a)	293,000	247,631
3.63%, 2/15/2032(a)	1,353,000	1,092,297
Mohegan Gaming & Entertainment
8.00%, 2/1/2026(a)	463,000	404,569
NCL Corp. Ltd.
5.88%, 3/15/2026(a)	1,060,000	857,164
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025(a)	562,000	595,720
5.50%, 4/1/2028(a)	730,000	561,428
Yum! Brands, Inc.
3.63%, 3/15/2031	210,000	176,862
		11,562,210
Independent Power and Renewable Electricity Producers - 0.8%
Calpine Corp.
4.50%, 2/15/2028(a)	796,000	728,125
5.13%, 3/15/2028(a)	405,000	360,225
		1,088,350
Insurance - 1.3%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027(a)	553,000	502,290
HUB International Ltd.
7.00%, 5/1/2026(a)	629,000	616,266
NFP Corp.
6.88%, 8/15/2028(a)	771,000	633,916
		1,752,472
Interactive Media & Services - 0.9%
Twitter, Inc.
5.00%, 3/1/2030(a)	1,294,000	1,214,737

Internet & Direct Marketing Retail - 0.2%
Rakuten Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.96%), 6.25%, 4/22/2031(a)(c)(e)	394,000	311,260

IT Services - 0.5%
Block, Inc.
2.75%, 6/1/2026	733,000	650,537

Machinery - 0.5%
TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)	674,000	614,951

Media - 10.6%
AMC Networks, Inc.
4.25%, 2/15/2029	440,000	358,943
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027(a)	775,000	694,113
7.50%, 6/1/2029(a)	168,000	135,660
CMG Media Corp.
8.88%, 12/15/2027(a)	446,000	383,576
CSC Holdings LLC
5.75%, 1/15/2030(a)	1,285,000	994,629
4.63%, 12/1/2030(a)	719,000	523,072
Diamond Sports Group LLC
5.38%, 8/15/2026(a)	468,000	88,920
6.63%, 8/15/2027(a)	2,944,000	268,669
Directv Financing LLC
5.88%, 8/15/2027(a)	1,321,000	1,218,623
DISH DBS Corp.
5.25%, 12/1/2026(a)	1,944,000	1,605,015
Gray Escrow II, Inc.
5.38%, 11/15/2031(a)	458,000	387,093
iHeartCommunications, Inc.
8.38%, 5/1/2027(b)	648,000	568,659
News Corp.
3.88%, 5/15/2029(a)	463,000	402,810
Nexstar Media, Inc.
5.63%, 7/15/2027(a)	762,000	725,557
4.75%, 11/1/2028(a)	552,000	499,560
Radiate Holdco LLC
6.50%, 9/15/2028(a)	349,000	260,005
Sirius XM Radio, Inc.
4.00%, 7/15/2028(a)	816,000	710,960
3.88%, 9/1/2031(a)	500,000	403,750
Stagwell Global LLC
5.63%, 8/15/2029(a)	833,000	706,426
TEGNA, Inc.
4.63%, 3/15/2028(b)	1,358,000	1,301,127
5.00%, 9/15/2029(b)	92,000	88,063
Univision Communications, Inc.
6.63%, 6/1/2027(a)	226,000	218,092
4.50%, 5/1/2029(a)	924,000	808,269

High Yield-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
UPC Broadband Finco BV
4.88%, 7/15/2031(a)	674,000	582,990
VZ Secured Financing BV
5.00%, 1/15/2032(a)	400,000	326,140
		14,260,721
Metals & Mining - 1.2%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)	1,095,000	1,044,356
Novelis Corp.
4.75%, 1/30/2030(a)(b)	724,000	629,880
		1,674,236
Multiline Retail - 0.2%
NMG Holding Co., Inc.
7.13%, 4/1/2026(a)	304,000	284,414

Oil, Gas & Consumable Fuels - 9.7%
Cheniere Energy Partners LP
4.50%, 10/1/2029	938,000	860,615
Cheniere Energy, Inc.
4.63%, 10/15/2028	340,000	327,121
CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	428,000	416,217
Comstock Resources, Inc.
6.75%, 3/1/2029(a)	841,000	802,713
CQP Holdco LP
5.50%, 6/15/2031(a)	587,000	519,184
CrownRock LP
5.63%, 10/15/2025(a)	525,000	516,968
DT Midstream, Inc.
4.38%, 6/15/2031(a)	1,503,000	1,285,065
Endeavor Energy Resources LP
5.75%, 1/30/2028(a)	202,000	199,758
EQM Midstream Partners LP
4.75%, 1/15/2031(a)	407,000	351,998
Genesis Energy LP
8.00%, 1/15/2027	430,000	404,112
ITT Holdings LLC
6.50%, 8/1/2029(a)	509,000	429,896
Kinetik Holdings LP
5.88%, 6/15/2030(a)	508,000	482,646
Matador Resources Co.
5.88%, 9/15/2026	381,000	372,942
MEG Energy Corp.
7.13%, 2/1/2027(a)	328,000	331,444
New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	423,000	407,749
6.50%, 9/30/2026(a)	952,000	896,846
NGL Energy Operating LLC
7.50%, 2/1/2026(a)	1,119,000	1,011,542
Occidental Petroleum Corp.
6.63%, 9/1/2030	292,000	311,944
6.45%, 9/15/2036	966,000	1,030,201
Southwestern Energy Co.
5.38%, 3/15/2030(b)	151,000	141,529
4.75%, 2/1/2032	804,000	716,655
Tullow Oil plc
10.25%, 5/15/2026(a)	660,000	612,480
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031(a)	455,000	395,083
3.88%, 11/1/2033(a)	249,000	207,708
		13,032,416
Pharmaceuticals - 2.3%
Bausch Health Americas, Inc.
8.50%, 1/31/2027(a)	1,013,000	476,333
Bausch Health Cos., Inc.
5.50%, 11/1/2025(a)	577,000	478,910
Organon & Co.
4.13%, 4/30/2028(a)	2,088,000	1,873,291
5.13%, 4/30/2031(a)	329,000	287,875
		3,116,409
Real Estate Management & Development - 0.3%
Realogy Group LLC
5.25%, 4/15/2030(a)	524,000	394,824

Road & Rail - 1.1%
Hertz Corp. (The)
5.00%, 12/1/2029(a)	468,000	376,455
Uber Technologies, Inc.
8.00%, 11/1/2026(a)	1,078,000	1,089,062
		1,465,517
Software - 2.0%
Condor Merger Sub, Inc.
7.38%, 2/15/2030(a)	991,000	827,386
NCR Corp.
5.13%, 4/15/2029(a)	476,000	444,474
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	1,146,000	1,083,238
Veritas US, Inc.
7.50%, 9/1/2025(a)	434,000	333,746
		2,688,844
Specialty Retail - 3.0%
Bath & Body Works, Inc.
6.63%, 10/1/2030(a)	464,000	421,525
Carvana Co.
10.25%, 5/1/2030(a)	1,216,000	966,757
LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)	415,000	346,444
Michaels Cos., Inc. (The)
7.88%, 5/1/2029(a)(b)	401,000	266,665
PetSmart, Inc.
4.75%, 2/15/2028(a)	1,128,000	1,005,181
7.75%, 2/15/2029(a)	357,000	335,578
Staples, Inc.
7.50%, 4/15/2026(a)	665,000	561,965
10.75%, 4/15/2027(a)(b)	221,000	162,435
		4,066,550
Thrifts & Mortgage Finance - 0.6%
Rocket Mortgage LLC
3.88%, 3/1/2031(a)	1,092,000	854,807

High Yield-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Trading Companies & Distributors - 2.5%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/2028(a)	463,000	395,981
H&E Equipment Services, Inc.
3.88%, 12/15/2028(a)	510,000	430,889
Herc Holdings, Inc.
5.50%, 7/15/2027(a)	800,000	755,904
Imola Merger Corp.
4.75%, 5/15/2029(a)	703,000	596,822
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	962,000	962,133
7.25%, 6/15/2028(a)	228,000	230,394
		3,372,123
Wireless Telecommunication Services - 0.8%
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)	1,112,000	896,761
4.75%, 7/15/2031(a)	184,000	151,800
		1,048,561
TOTAL CORPORATE BONDS (Cost $146,030,016)		128,563,460

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 2.0%

INVESTMENT COMPANIES - 2.0%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $2,749,685)	2,749,685	2,749,685

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.6%

REPURCHASE AGREEMENTS(g) - 3.6%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $4,903,649
(Cost $4,903,351)	4,903,351	4,903,351

Total Investments - 101.4% (Cost $153,683,052)		136,216,496
Liabilities in excess of other assets - (1.4%)		(1,872,097)
Net Assets - 100.0%		134,344,399

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $6,195,712, collateralized in the form of cash with a value of $2,749,685 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,744,206 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.88%, and maturity dates ranging from November 15, 2022 – February 15, 2049. The total value of collateral is $6,493,891.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of August 31, 2022.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2022.
(e)	Perpetual security. The rate reflected was the rate in effect on August 31, 2022. The maturity date reflects the next call date.
(f)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $2,749,685.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

High Yield-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	485	12/20/2022	USD	$56,699,531	$461,430
U.S. Treasury 2 Year Note	90	12/30/2022	USD	18,749,532	33,128
U.S. Treasury 5 Year Note	544	12/30/2022	USD	60,286,250	318,491
					$813,049

Abbreviations
USD	U.S. Dollar

Inflation Expectations ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 94.3%

REPURCHASE AGREEMENTS(a) - 94.3%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $67,399,415
(Cost $67,395,296)	67,395,296	67,395,296

Total Investments - 94.3% (Cost $67,395,296)		67,395,296
Other assets less liabilities - 5.7%		4,058,632
Net Assets - 100.0%		71,453,928

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Inflation Expectations ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Swap Agreements

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
16,387,881	2/8/2023	Citibank NA	2.07%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)[c]	(690,366)
60,023,665	2/8/2023	Citibank NA	1.98%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[c]	983,807
55,056,167	2/8/2023	Societe Generale	2.42%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)[c]	(3,650,530)
59,476,938	2/8/2023	Societe Generale	1.87%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[c]	1,274,623
190,944,651					(2,082,466)
				Total Unrealized Appreciation	2,258,430
				Total Unrealized Depreciation	(4,340,896)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_TIPS_August.pdf.

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 95.0%

Aerospace & Defense - 1.2%
Lockheed Martin Corp.
4.07%, 12/15/2042	1,580,000	1,473,002
Raytheon Technologies Corp.
4.50%, 6/1/2042	4,235,000	4,024,627
		5,497,629
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
6.20%, 1/15/2038	1,656,000	1,951,960

Automobiles - 1.2%
General Motors Co.
6.25%, 10/2/2043	1,873,000	1,809,971
5.20%, 4/1/2045	1,514,000	1,277,708
Mercedes-Benz Finance North America LLC
8.50%, 1/18/2031	1,838,000	2,327,018
		5,414,697
Banks - 25.8%
Banco Santander SA
4.38%, 4/12/2028	1,456,000	1,373,071
3.31%, 6/27/2029	1,750,000	1,579,260
3.49%, 5/28/2030	881,000	755,740
Bank of America Corp.
6.11%, 1/29/2037	1,363,000	1,449,574
7.75%, 5/14/2038	660,000	817,315
5.88%, 2/7/2042	3,783,000	4,117,397
5.00%, 1/21/2044	2,512,000	2,447,607
Bank of America NA
6.00%, 10/15/2036	2,205,000	2,393,668
Barclays plc
5.25%, 8/17/2045	756,000	705,060
4.95%, 1/10/2047	3,031,000	2,794,837
Citigroup, Inc.
4.13%, 7/25/2028	5,744,000	5,486,730
6.63%, 6/15/2032	1,659,000	1,805,641
8.13%, 7/15/2039	148,000	193,752
6.68%, 9/13/2043	721,000	817,903
4.65%, 7/30/2045	4,402,000	4,052,148
Cooperatieve Rabobank UA
5.25%, 5/24/2041	2,121,000	2,299,861
5.75%, 12/1/2043	1,114,000	1,152,788
5.25%, 8/4/2045	1,615,000	1,567,139
Fifth Third Bancorp
8.25%, 3/1/2038	1,151,000	1,487,390
HSBC Holdings plc
4.95%, 3/31/2030	7,478,000	7,270,343
6.50%, 5/2/2036	5,406,000	5,664,157
6.50%, 9/15/2037	4,000	4,165
5.25%, 3/14/2044	2,000	1,829
ING Groep NV
4.55%, 10/2/2028(a)	1,646,000	1,596,301
4.05%, 4/9/2029	1,086,000	1,018,235
JPMorgan Chase & Co.
6.40%, 5/15/2038	1,376,000	1,571,883
5.50%, 10/15/2040	1,075,000	1,140,194
5.60%, 7/15/2041	3,417,000	3,643,070
5.40%, 1/6/2042	2,062,000	2,132,027
5.63%, 8/16/2043	2,582,000	2,684,901
4.85%, 2/1/2044	541,000	536,023
4.95%, 6/1/2045	1,769,000	1,700,766
Lloyds Banking Group plc
4.38%, 3/22/2028	1,235,000	1,195,164
4.55%, 8/16/2028	1,343,000	1,304,550
4.34%, 1/9/2048	2,809,000	2,301,244
Mitsubishi UFJ Financial Group, Inc.
3.96%, 3/2/2028	908,000	876,928
4.05%, 9/11/2028	2,875,000	2,774,570
3.74%, 3/7/2029	3,015,000	2,859,147
3.20%, 7/18/2029	480,000	436,440
2.56%, 2/25/2030	3,299,000	2,824,996
2.05%, 7/17/2030	1,060,000	862,831
Mizuho Financial Group, Inc.
4.02%, 3/5/2028	2,130,000	2,031,994
2.56%, 9/13/2031	460,000	362,410
PNC Bank NA
4.05%, 7/26/2028	1,625,000	1,571,851
Royal Bank of Canada
2.30%, 11/3/2031	3,431,000	2,854,982
Sumitomo Mitsui Financial Group, Inc.
1.90%, 9/17/2028	416,000	348,613
3.04%, 7/16/2029	3,633,000	3,219,725
2.75%, 1/15/2030	3,510,000	3,031,561
2.13%, 7/8/2030	1,902,000	1,561,494
2.22%, 9/17/2031(a)	303,000	244,011
Toronto-Dominion Bank (The)
3.20%, 3/10/2032	2,333,000	2,080,539
4.46%, 6/8/2032	1,905,000	1,871,709
Wells Fargo & Co.
5.38%, 11/2/2043	2,478,000	2,478,884
5.61%, 1/15/2044	2,613,000	2,652,232
4.65%, 11/4/2044	2,255,000	2,039,655
3.90%, 5/1/2045	3,660,000	3,106,665
4.90%, 11/17/2045	153,000	141,835
4.40%, 6/14/2046	623,000	547,298
4.75%, 12/7/2046	2,185,000	2,001,543
Wells Fargo Bank NA
6.60%, 1/15/2038	495,000	568,666
Westpac Banking Corp.
1.95%, 11/20/2028	1,723,000	1,502,607
2.15%, 6/3/2031(a)	1,277,000	1,075,082
4.42%, 7/24/2039	628,000	554,380
2.96%, 11/16/2040	2,977,000	2,127,357
		119,671,738
Beverages - 4.1%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	1,777,000	1,742,405
3.75%, 7/15/2042	1,314,000	1,086,024
Coca-Cola Co. (The)
1.00%, 3/15/2028	3,872,000	3,344,195
2.13%, 9/6/2029	217,000	193,728

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
3.45%, 3/25/2030	2,470,000	2,384,152
1.38%, 3/15/2031	48,000	39,139
2.50%, 6/1/2040	4,243,000	3,285,023
2.60%, 6/1/2050	3,791,000	2,774,986
3.00%, 3/5/2051	3,628,000	2,846,920
2.50%, 3/15/2051	2,000	1,427
Molson Coors Beverage Co.
5.00%, 5/1/2042	1,541,000	1,433,588
		19,131,587
Biotechnology - 0.5%
AbbVie, Inc.
4.40%, 11/6/2042	2,771,000	2,515,101

Capital Markets - 6.3%
Credit Suisse Group AG
4.88%, 5/15/2045	2,290,000	1,850,653
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	14,000	15,222
6.75%, 10/1/2037	8,628,000	9,594,915
6.25%, 2/1/2041	750,000	836,468
5.15%, 5/22/2045	2,557,000	2,431,301
Jefferies Group LLC
4.15%, 1/23/2030	1,377,000	1,240,427
Morgan Stanley
6.38%, 7/24/2042	1,907,000	2,180,091
4.30%, 1/27/2045	5,577,000	5,001,228
4.38%, 1/22/2047	1,187,000	1,089,618
Nomura Holdings, Inc.
2.17%, 7/14/2028	746,000	625,675
3.10%, 1/16/2030	3,001,000	2,559,833
2.68%, 7/16/2030	341,000	278,770
2.61%, 7/14/2031	1,527,000	1,224,115
		28,928,316
Communications Equipment - 1.1%
Cisco Systems, Inc.
5.90%, 2/15/2039	3,287,000	3,736,805
5.50%, 1/15/2040	1,167,000	1,275,711
		5,012,516
Consumer Finance - 1.1%
Ally Financial, Inc.
8.00%, 11/1/2031	2,503,000	2,791,538
American Express Co.
4.05%, 12/3/2042	1,421,000	1,294,776
Toyota Motor Credit Corp.
3.38%, 4/1/2030	1,289,000	1,218,815
		5,305,129
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	412,000	400,256
Shell International Finance BV
4.13%, 5/11/2035	638,000	607,723
6.38%, 12/15/2038	2,857,000	3,332,005
5.50%, 3/25/2040	1,949,000	2,103,311
4.55%, 8/12/2043	3,000	2,881
4.38%, 5/11/2045	3,010,000	2,825,693
4.00%, 5/10/2046	1,663,000	1,486,045
3.75%, 9/12/2046	3,204,000	2,756,789
		13,514,703
Diversified Telecommunication Services - 5.7%
Sprint Capital Corp.
6.88%, 11/15/2028	3,216,000	3,395,919
8.75%, 3/15/2032	2,600,000	3,138,772
Telefonica Emisiones SA
7.05%, 6/20/2036	2,895,000	3,174,321
5.21%, 3/8/2047	2,774,000	2,405,866
4.90%, 3/6/2048	1,612,000	1,339,074
Verizon Communications, Inc.
4.33%, 9/21/2028	453,000	447,450
4.50%, 8/10/2033	2,788,000	2,692,696
4.27%, 1/15/2036	2,785,000	2,575,755
5.25%, 3/16/2037	11,000	11,186
4.81%, 3/15/2039	2,724,000	2,653,496
4.86%, 8/21/2046	4,722,000	4,605,061
4.52%, 9/15/2048	5,000	4,646
		26,444,242
Electric Utilities - 0.5%
Duke Energy Florida LLC
6.40%, 6/15/2038	913,000	1,060,173
Georgia Power Co.
4.30%, 3/15/2042	1,566,000	1,395,760
		2,455,933
Electrical Equipment - 0.3%
Eaton Corp.
4.15%, 11/2/2042	1,365,000	1,228,514

Energy Equipment & Services - 0.6%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	1,456,000	1,411,663
Halliburton Co.
7.45%, 9/15/2039	1,179,000	1,368,600
		2,780,263
Entertainment - 2.5%
Netflix, Inc.
4.88%, 4/15/2028	2,549,000	2,478,903
5.88%, 11/15/2028	1,719,000	1,740,092
TWDC Enterprises 18 Corp.
4.13%, 6/1/2044	3,503,000	3,224,945
Walt Disney Co. (The)
3.80%, 3/22/2030	4,159,000	4,029,108
2.65%, 1/13/2031	4,000	3,535
6.65%, 11/15/2037	7,000	8,334
		11,484,917
Food & Staples Retailing - 0.7%
Walmart, Inc.
5.25%, 9/1/2035	2,980,000	3,276,615
6.50%, 8/15/2037	7,000	8,715
		3,285,330
Food Products - 0.8%
Kraft Heinz Foods Co.
5.00%, 6/4/2042	2,479,000	2,317,185
Unilever Capital Corp.
5.90%, 11/15/2032	1,408,000	1,594,964
		3,912,149

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)

Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.
4.38%, 3/15/2035	3,770,000	3,753,845
4.63%, 3/15/2045	1,159,000	1,168,176
		4,922,021
Health Care Providers & Services - 2.4%
Ascension Health
3.95%, 11/15/2046	1,897,000	1,733,441
Elevance Health, Inc.
4.65%, 1/15/2043	1,048,000	994,168
UnitedHealth Group, Inc.
3.85%, 6/15/2028	2,639,000	2,611,403
2.88%, 8/15/2029	1,209,000	1,112,013
2.00%, 5/15/2030	1,674,000	1,429,367
4.63%, 7/15/2035	1,214,000	1,212,996
6.88%, 2/15/2038	7,000	8,531
4.75%, 7/15/2045	2,240,000	2,216,098
		11,318,017
Household Products - 0.5%
Procter & Gamble Co. (The)
3.00%, 3/25/2030	2,138,000	2,016,581
1.20%, 10/29/2030(a)	61,000	49,724
1.95%, 4/23/2031	40,000	34,550
		2,100,855
Industrial Conglomerates - 2.5%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	8,319,000	7,892,001
General Electric Co.
Series A, 6.75%, 3/15/2032	3,227,000	3,661,474
		11,553,475
Insurance - 1.5%
AXA SA
8.60%, 12/15/2030	1,627,000	2,025,615
MetLife, Inc.
5.70%, 6/15/2035	1,834,000	1,997,447
4.05%, 3/1/2045	1,879,000	1,662,920
Prudential plc
3.13%, 4/14/2030	1,363,000	1,219,906
		6,905,888
IT Services - 2.3%
International Business Machines Corp.
3.50%, 5/15/2029	6,700,000	6,336,021
4.15%, 5/15/2039	3,052,000	2,764,931
4.00%, 6/20/2042	1,720,000	1,488,578
4.25%, 5/15/2049	6,000	5,348
		10,594,878
Machinery - 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	2,132,000	1,939,682

Media - 2.5%
Comcast Corp.
4.25%, 1/15/2033	1,941,000	1,887,666
Paramount Global
6.88%, 4/30/2036	1,262,000	1,301,491
4.38%, 3/15/2043	1,941,000	1,470,306
Time Warner Cable LLC
6.55%, 5/1/2037	5,201,000	5,131,999
7.30%, 7/1/2038	334,000	343,466
6.75%, 6/15/2039	1,181,000	1,151,174
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	357,000	411,691
		11,697,793
Metals & Mining - 3.2%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	2,061,000	1,903,725
5.00%, 9/30/2043	2,453,000	2,491,200
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	1,534,000	1,606,572
Southern Copper Corp.
6.75%, 4/16/2040	1,165,000	1,316,450
5.25%, 11/8/2042	3,790,000	3,652,612
5.88%, 4/23/2045	4,000	4,171
Vale Overseas Ltd.
6.88%, 11/21/2036	2,299,000	2,382,914
6.88%, 11/10/2039	1,271,000	1,320,251
		14,677,895
Multiline Retail - 0.3%
Target Corp.
4.00%, 7/1/2042	1,398,000	1,287,526

Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	2,240,000	2,467,878

Oil, Gas & Consumable Fuels - 6.0%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	1,278,000	1,336,271
Cenovus Energy, Inc.
6.75%, 11/15/2039	1,626,000	1,782,222
CNOOC Finance 2015 USA LLC
4.38%, 5/2/2028	1,876,000	1,888,033
CNOOC Petroleum North America ULC
6.40%, 5/15/2037	1,055,000	1,129,473
ConocoPhillips
6.50%, 2/1/2039(a)	3,020,000	3,556,740
ConocoPhillips Co.
6.95%, 4/15/2029	269,000	307,534
Ecopetrol SA
5.88%, 5/28/2045	2,586,000	1,784,676
Hess Corp.
5.60%, 2/15/2041	1,374,000	1,329,924
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	2,330,000	2,529,936
Kinder Morgan, Inc.
7.75%, 1/15/2032	434,000	505,813
Phillips 66
5.88%, 5/1/2042	1,798,000	1,930,168
Suncor Energy, Inc.
6.50%, 6/15/2038	1,529,000	1,669,699
TotalEnergies Capital SA
3.88%, 10/11/2028	1,282,000	1,254,609

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	22,000	23,696
7.63%, 1/15/2039	2,370,000	2,899,863
Valero Energy Corp.
6.63%, 6/15/2037	1,959,000	2,132,464
Williams Cos., Inc. (The)
6.30%, 4/15/2040	1,491,000	1,593,815
		27,654,936
Pharmaceuticals - 6.2%
AstraZeneca plc
6.45%, 9/15/2037	4,646,000	5,480,702
4.38%, 11/16/2045	662,000	637,929
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	160,000	157,577
6.38%, 5/15/2038	4,851,000	5,698,216
Johnson & Johnson
5.95%, 8/15/2037	2,169,000	2,542,600
Merck & Co., Inc.
4.15%, 5/18/2043	1,484,000	1,388,378
Novartis Capital Corp.
4.40%, 5/6/2044	2,508,000	2,484,183
Pfizer, Inc.
4.00%, 12/15/2036	462,000	441,692
7.20%, 3/15/2039	3,117,000	4,008,792
4.40%, 5/15/2044	1,624,000	1,581,247
4.13%, 12/15/2046	505,000	481,483
Wyeth LLC
5.95%, 4/1/2037	3,209,000	3,652,968
		28,555,767
Software - 1.2%
Oracle Corp.
6.50%, 4/15/2038	2,672,000	2,715,736
6.13%, 7/8/2039	1,138,000	1,123,970
5.38%, 7/15/2040	1,824,000	1,646,023
		5,485,729
Specialty Retail - 1.1%
Home Depot, Inc. (The)
5.88%, 12/16/2036	4,451,000	5,014,599

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.
3.85%, 5/4/2043	3,744,000	3,453,223
4.45%, 5/6/2044	13,000	12,931
3.45%, 2/9/2045	427,000	371,835
4.38%, 5/13/2045	5,595,000	5,502,452
HP, Inc.
6.00%, 9/15/2041	1,558,000	1,523,390
		10,863,831
Tobacco - 1.2%
Altria Group, Inc.
5.38%, 1/31/2044	1,829,000	1,619,677
Philip Morris International, Inc.
6.38%, 5/16/2038	3,660,000	3,799,469
4.25%, 11/10/2044	8,000	6,347
		5,425,493
Wireless Telecommunication Services - 4.0%
America Movil SAB de CV
6.13%, 3/30/2040	2,800,000	3,065,412
4.38%, 7/16/2042	990,000	889,545
Telefonica Europe BV
8.25%, 9/15/2030	1,425,000	1,662,977
Vodafone Group plc
4.38%, 5/30/2028	1,773,000	1,752,746
6.15%, 2/27/2037	2,226,000	2,339,325
5.00%, 5/30/2038	736,000	699,757
5.25%, 5/30/2048	4,470,000	4,138,232
4.88%, 6/19/2049	1,677,000	1,510,503
4.25%, 9/17/2050	3,126,000	2,564,406
		18,622,903
TOTAL CORPORATE BONDS (Cost $539,493,206)		439,623,890

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(b) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $961,773)	961,773	961,773

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.1%

REPURCHASE AGREEMENTS(c) - 1.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $5,279,439
(Cost $5,279,117)	5,279,117	5,279,117

Total Investments - 96.3% (Cost $545,734,096)		445,864,780
Other assets less liabilities - 3.7%		17,222,165
Net Assets - 100.0%		463,086,945

Investment Grade-Interest Rate Hedged
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $936,306, collateralized in the form of cash with a value of $961,773 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,236 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $966,009.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $961,773.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	1,138	12/20/2022	USD	$133,039,313	$1,101,323
U.S. Treasury Long Bond	2,042	12/20/2022	USD	277,392,937	2,924,537
U.S. Treasury Ultra Bond	231	12/20/2022	USD	34,534,500	150,372
					$4,176,232

Abbreviations
USD	U.S. Dollar

K-1 Free Crude Oil Strategy ETF
Consolidated Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Futures Contracts Purchased
K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
WTI Crude Oil	319	10/20/2022	USD	$28,400,570	$(501,199)
WTI Crude Oil	367	11/21/2022	USD	32,409,770	6,903,048
WTI Crude Oil	389	5/22/2023	USD	32,497,060	254,948
					$6,656,797

Abbreviations
USD	U.S. Dollar

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 94.7%

Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	25,918	918,275
Huntington Ingalls Industries, Inc.	6,449	1,484,947
Lockheed Martin Corp.	5,285	2,220,281
Raytheon Technologies Corp.	1,840	165,140
Textron, Inc.	7,237	451,444
		5,240,087
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	13,151	1,501,186
United Parcel Service, Inc., Class B	3,135	609,789
		2,110,975
Airlines - 0.8%
Alaska Air Group, Inc.*	21,015	915,414
American Airlines Group, Inc.*(b)	86,926	1,129,169
Delta Air Lines, Inc.*	7,574	235,324
United Airlines Holdings, Inc.*	38,627	1,352,331
		3,632,238
Auto Components - 0.3%
BorgWarner, Inc.	33,694	1,270,264

Automobiles - 1.6%
Ford Motor Co.	63,037	960,684
General Motors Co.	10,924	417,406
Tesla, Inc.*	20,448	5,635,673
		7,013,763
Banks - 2.5%
Bank of America Corp.	38,522	1,294,725
Citigroup, Inc.	43,058	2,101,661
Citizens Financial Group, Inc.	8,529	312,844
Fifth Third Bancorp	43,561	1,487,608
JPMorgan Chase & Co.	19,092	2,171,333
KeyCorp	65,403	1,156,979
Regions Financial Corp.	69,045	1,496,205
SVB Financial Group*	866	352,046
Wells Fargo & Co.	13,260	579,595
		10,952,996
Beverages - 0.6%
Coca-Cola Co. (The)	18,259	1,126,763
Constellation Brands, Inc., Class A	2,299	565,669
PepsiCo, Inc.	6,717	1,157,137
		2,849,569
Biotechnology - 2.0%
AbbVie, Inc.	20,133	2,707,083
Amgen, Inc.	706	169,652
Gilead Sciences, Inc.	32,191	2,043,163
Incyte Corp.*	20,391	1,436,138
Regeneron Pharmaceuticals, Inc.*	3,133	1,820,461
Vertex Pharmaceuticals, Inc.*	2,933	826,402
		9,002,899
Building Products - 0.4%
A O Smith Corp.	6,540	369,183
Fortune Brands Home & Security, Inc.	4,544	279,138
Masco Corp.	20,600	1,047,922
		1,696,243
Capital Markets - 2.0%
Ameriprise Financial, Inc.	2,413	646,708
Cboe Global Markets, Inc.	6,292	742,267
CME Group, Inc.	3,518	688,156
Franklin Resources, Inc.	51,056	1,331,030
Intercontinental Exchange, Inc.	2,363	238,308
Invesco Ltd.	73,136	1,204,550
Morgan Stanley	6,567	559,640
Nasdaq, Inc.	22,413	1,334,246
Raymond James Financial, Inc.	14,845	1,549,373
T. Rowe Price Group, Inc.	6,508	780,960
		9,075,238
Chemicals - 2.0%
Air Products and Chemicals, Inc.	7,315	1,846,672
Celanese Corp.	13,118	1,454,262
CF Industries Holdings, Inc.	9,392	971,696
Dow, Inc.	12,764	650,964
International Flavors & Fragrances, Inc.	5,253	580,351
Linde plc	3,265	923,538
LyondellBasell Industries NV, Class A	17,126	1,421,458
Mosaic Co. (The)	6,536	352,094
PPG Industries, Inc.	5,185	658,391
		8,859,426
Commercial Services & Supplies - 0.6%
Cintas Corp.	4,041	1,644,041
Copart, Inc.*	1,536	183,782
Rollins, Inc.	23,730	801,125
		2,628,948
Communications Equipment - 0.7%
Arista Networks, Inc.*	9,611	1,152,167
Cisco Systems, Inc.	26,069	1,165,805
Motorola Solutions, Inc.	3,531	859,481
		3,177,453
Consumer Finance - 0.4%
American Express Co.	3,929	597,208
Capital One Financial Corp.	7,916	837,671
Synchrony Financial	15,202	497,866
		1,932,745
Containers & Packaging - 0.6%
International Paper Co.	8,185	340,660
Packaging Corp. of America	10,659	1,459,430
Westrock Co.	20,503	832,217
		2,632,307
Distributors - 0.6%
LKQ Corp.	27,638	1,470,894
Pool Corp.	3,500	1,187,165
		2,658,059
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc., Class B*	13,101	3,678,761

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	52,786	925,866
Lumen Technologies, Inc.	127,121	1,266,125
Verizon Communications, Inc.	48,590	2,031,548
		4,223,539
Electric Utilities - 2.1%
Alliant Energy Corp.	24,376	1,487,911
Edison International	23,184	1,571,180
Entergy Corp.	13,496	1,556,089
Evergy, Inc.	7,644	523,843
FirstEnergy Corp.	16,081	636,003
NextEra Energy, Inc.(b)	3,937	334,881
NRG Energy, Inc.	37,411	1,544,326
Pinnacle West Capital Corp.	10,096	760,734
Southern Co. (The)	10,280	792,280
		9,207,247

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Electrical Equipment - 0.8%
AMETEK, Inc.	13,056	1,568,809
Emerson Electric Co.	20,728	1,694,307
Generac Holdings, Inc.*	1,015	223,716
		3,486,832
Electronic Equipment, Instruments & Components - 1.5%
Corning, Inc.	43,427	1,490,415
Keysight Technologies, Inc.*	10,024	1,642,833
TE Connectivity Ltd.	3,686	465,210
Teledyne Technologies, Inc.*	1,915	705,409
Trimble, Inc.*	4,002	253,127
Vontier Corp.	56,150	1,230,808
Zebra Technologies Corp., Class A*	3,562	1,074,442
		6,862,244
Energy Equipment & Services - 0.2%
Halliburton Co.	10,283	309,827
Schlumberger NV	19,915	759,757
		1,069,584
Entertainment - 1.3%
Electronic Arts, Inc.	9,414	1,194,354
Live Nation Entertainment, Inc.*(b)	15,346	1,386,664
Netflix, Inc.*	5,828	1,302,908
Walt Disney Co. (The)*	10,707	1,200,041
Warner Bros Discovery, Inc.*	35,156	465,465
		5,549,432
Equity Real Estate Investment Trusts (REITs) - 6.0%
AvalonBay Communities, Inc.	7,786	1,564,285
Boston Properties, Inc.	17,040	1,353,487
Camden Property Trust	10,629	1,365,933
Digital Realty Trust, Inc.	3,577	442,224
Duke Realty Corp.	25,382	1,493,731
Equity Residential	18,782	1,374,467
Essex Property Trust, Inc.	1,202	318,602
Extra Space Storage, Inc.	7,942	1,578,314
Federal Realty Investment Trust	3,902	395,155
Healthpeak Properties, Inc.	52,489	1,377,836
Host Hotels & Resorts, Inc.	80,171	1,424,639
Mid-America Apartment Communities, Inc.(b)	8,555	1,417,307
Prologis, Inc.	17,435	2,170,832
Public Storage	5,472	1,810,302
Regency Centers Corp.	22,459	1,366,406
Simon Property Group, Inc.	13,227	1,348,889
UDR, Inc.	26,610	1,193,991
Ventas, Inc.	30,562	1,462,697
Vornado Realty Trust	32,068	840,823
Welltower, Inc.	10,082	772,785
Weyerhaeuser Co.	45,311	1,547,824
		26,620,529
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	1,806	942,913
Kroger Co. (The)	35,892	1,720,662
Sysco Corp.	11,887	977,349
Walgreens Boots Alliance, Inc.	35,297	1,237,513
Walmart, Inc.	4,992	661,690
		5,540,127
Food Products - 2.9%
Archer-Daniels-Midland Co.	21,968	1,930,767
Campbell Soup Co.	21,574	1,086,898
Hershey Co. (The)	7,289	1,637,620
Hormel Foods Corp.	29,474	1,481,953
J M Smucker Co. (The)	9,307	1,302,887
Kellogg Co.	20,032	1,457,128
Kraft Heinz Co. (The)	29,300	1,095,820
Lamb Weston Holdings, Inc.	15,269	1,214,343
Tyson Foods, Inc., Class A	20,247	1,526,219
		12,733,635
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	28,637	2,939,588
Align Technology, Inc.*	597	145,489
Baxter International, Inc.	21,802	1,252,743
Becton Dickinson and Co.	2,389	603,031
Boston Scientific Corp.*	4,729	190,626
DENTSPLY SIRONA, Inc.	11,635	381,279
Embecta Corp.	29,902	954,472
Hologic, Inc.*	20,285	1,370,455
IDEXX Laboratories, Inc.*	2,788	969,164
Medtronic plc	2,414	212,239
Teleflex, Inc.	4,500	1,018,170
		10,037,256
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	10,606	1,554,416
Centene Corp.*	10,899	978,076
Cigna Corp.	6,738	1,909,886
CVS Health Corp.	26,133	2,564,954
DaVita, Inc.*	4,569	389,690
Elevance Health, Inc.	593	287,670
HCA Healthcare, Inc.	3,744	740,825
Humana, Inc.	701	337,728
McKesson Corp.	4,867	1,786,189
Molina Healthcare, Inc.*	1,590	536,418
UnitedHealth Group, Inc.	6,727	3,493,533
		14,579,385
Hotels, Restaurants & Leisure - 3.1%
Booking Holdings, Inc.*	1,068	2,003,365
Carnival Corp.*	141,829	1,341,702
Darden Restaurants, Inc.	10,140	1,254,419
Expedia Group, Inc.*	9,039	927,853
Hilton Worldwide Holdings, Inc.	12,983	1,653,515
Marriott International, Inc., Class A	11,208	1,723,118
McDonald's Corp.	2,020	509,606
MGM Resorts International	43,324	1,414,095
Norwegian Cruise Line Holdings Ltd.*(b)	105,081	1,374,460
Penn Entertainment, Inc.*	7,547	235,693
Royal Caribbean Cruises Ltd.*	35,008	1,430,077
		13,867,903
Household Durables - 0.3%
DR Horton, Inc.	6,335	450,735
PulteGroup, Inc.	18,352	746,192
Whirlpool Corp.	1,556	243,670
		1,440,597
Household Products - 1.1%
Church & Dwight Co., Inc.	15,783	1,321,195
Clorox Co. (The)	2,201	317,692
Kimberly-Clark Corp.	6,917	882,056
Procter & Gamble Co. (The)	17,559	2,422,089
		4,943,032
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)	51,331	1,306,374

Industrial Conglomerates - 0.6%
3M Co.	5,986	744,359
General Electric Co.	28,365	2,083,126
		2,827,485

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Insurance - 4.0%
Allstate Corp. (The)	12,053	1,452,387
American International Group, Inc.	30,919	1,600,058
Assurant, Inc.	7,712	1,222,275
Chubb Ltd.	3,973	751,096
Cincinnati Financial Corp.	11,946	1,158,284
Everest Re Group Ltd.	4,877	1,312,157
Hartford Financial Services Group, Inc. (The)	20,900	1,344,079
Lincoln National Corp.	30,024	1,382,905
Loews Corp.	26,032	1,439,830
MetLife, Inc.	26,762	1,721,599
Prudential Financial, Inc.	16,040	1,535,830
Travelers Cos., Inc. (The)	9,772	1,579,546
W R Berkley Corp.	20,571	1,333,001
		17,833,047
Interactive Media & Services - 2.9%
Alphabet, Inc., Class A*	46,743	5,058,527
Alphabet, Inc., Class C*	41,757	4,557,777
Meta Platforms, Inc., Class A*	19,515	3,179,579
		12,795,883
Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc.*	73,998	9,380,727
eBay, Inc.	18,548	818,523
		10,199,250
IT Services - 2.9%
Accenture plc, Class A	4,233	1,221,051
Akamai Technologies, Inc.*	1,791	161,691
Automatic Data Processing, Inc.	2,922	714,166
Broadridge Financial Solutions, Inc.	2,168	371,097
DXC Technology Co.*	54,623	1,353,558
Gartner, Inc.*	5,371	1,532,454
Jack Henry & Associates, Inc.	5,928	1,139,362
Mastercard, Inc., Class A	5,820	1,887,833
PayPal Holdings, Inc.*	6,334	591,849
Visa, Inc., Class A	20,393	4,052,293
		13,025,354
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	1,649	211,484
Danaher Corp.	9,586	2,587,357
IQVIA Holdings, Inc.*	6,929	1,473,521
Mettler-Toledo International, Inc.*	1,198	1,452,527
PerkinElmer, Inc.	3,322	448,670
Thermo Fisher Scientific, Inc.	2,027	1,105,364
Waters Corp.*	3,472	1,036,739
West Pharmaceutical Services, Inc.	4,765	1,413,728
		9,729,390
Machinery - 1.6%
Dover Corp.	8,996	1,124,140
Otis Worldwide Corp.	6,637	479,324
PACCAR, Inc.	18,092	1,583,231
Parker-Hannifin Corp.	4,431	1,174,215
Pentair plc	19,585	871,533
Snap-on, Inc.	5,573	1,214,134
Stanley Black & Decker, Inc.	6,693	589,653
		7,036,230
Media - 1.5%
Charter Communications, Inc., Class A*	2,977	1,228,399
Comcast Corp., Class A	27,145	982,378
DISH Network Corp., Class A*(b)	41,409	718,446
Fox Corp., Class A	4,967	169,772
Interpublic Group of Cos., Inc. (The)	38,844	1,073,648
News Corp., Class A	56,503	956,031
News Corp., Class B	43,631	752,198
Omnicom Group, Inc.	11,073	740,784
		6,621,656
Metals & Mining - 0.1%
Nucor Corp.	3,488	463,695

Multiline Retail - 0.2%
Target Corp.	5,792	928,689

Multi-Utilities - 0.8%
CMS Energy Corp.	21,823	1,473,926
DTE Energy Co.	12,071	1,573,334
WEC Energy Group, Inc.	6,972	719,092
		3,766,352
Oil, Gas & Consumable Fuels - 4.6%
APA Corp.	13,550	529,941
Chevron Corp.	11,585	1,831,125
ConocoPhillips	20,445	2,237,705
Coterra Energy, Inc.(b)	43,954	1,358,618
Devon Energy Corp.	24,257	1,713,029
Diamondback Energy, Inc.	9,745	1,298,814
Exxon Mobil Corp.	54,671	5,226,001
Marathon Petroleum Corp.	5,290	532,968
ONEOK, Inc.	10,108	618,913
Phillips 66	17,629	1,577,090
Pioneer Natural Resources Co.	7,070	1,790,265
Valero Energy Corp.	13,514	1,582,760
		20,297,229
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	4,248	286,358
Eli Lilly & Co.	3,855	1,161,242
Johnson & Johnson	22,532	3,635,313
Merck & Co., Inc.	40,534	3,459,982
Organon & Co.	18,494	527,634
Pfizer, Inc.	82,862	3,747,848
Viatris, Inc.	132,711	1,267,390
Zoetis, Inc.	9,920	1,552,777
		15,638,544
Professional Services - 0.4%
Jacobs Solutions, Inc.	4,759	592,876
Robert Half International, Inc.	12,928	995,068
		1,587,944
Real Estate Management & Development - 0.0%(c)
CBRE Group, Inc., Class A*	2,213	174,738

Road & Rail - 1.3%
CSX Corp.	61,010	1,930,966
JB Hunt Transport Services, Inc.	8,001	1,392,334
Norfolk Southern Corp.	7,609	1,849,976
Old Dominion Freight Line, Inc.	2,063	559,919
Union Pacific Corp.	847	190,160
		5,923,355
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc.*	18,441	1,565,088
Applied Materials, Inc.	7,988	751,431
Broadcom, Inc.	1,741	868,950
Intel Corp.	50,734	1,619,429
Microchip Technology, Inc.	24,711	1,612,393
Micron Technology, Inc.	29,684	1,678,037
Monolithic Power Systems, Inc.	682	309,069

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
NVIDIA Corp.	15,797	2,384,399
ON Semiconductor Corp.*	16,668	1,146,258
Qorvo, Inc.*	12,670	1,137,513
QUALCOMM, Inc.	13,910	1,839,876
Skyworks Solutions, Inc.	7,268	716,261
Teradyne, Inc.	3,063	259,252
Texas Instruments, Inc.	6,849	1,131,523
		17,019,479
Software - 7.8%
Adobe, Inc.*	5,481	2,046,825
ANSYS, Inc.*	2,205	547,501
Autodesk, Inc.*	6,754	1,362,552
Cadence Design Systems, Inc.*	10,075	1,750,733
Citrix Systems, Inc.	11,390	1,170,550
Fortinet, Inc.*	31,973	1,556,765
Intuit, Inc.	2,078	897,239
Microsoft Corp.	69,516	18,176,349
NortonLifeLock, Inc.	59,837	1,351,718
Oracle Corp.	7,453	552,640
Paycom Software, Inc.*	2,966	1,041,659
PTC, Inc.*	6,384	733,458
Salesforce, Inc.*	8,705	1,359,025
ServiceNow, Inc.*	1,723	748,850
Synopsys, Inc.*	1,405	486,158
Tyler Technologies, Inc.*	2,147	797,632
		34,579,654
Specialty Retail - 1.7%
Bath & Body Works, Inc.	13,978	521,799
Best Buy Co., Inc.	7,117	503,101
Home Depot, Inc. (The)	6,875	1,982,887
Lowe's Cos., Inc.	919	178,415
Ross Stores, Inc.	8,501	733,381
TJX Cos., Inc. (The)	31,754	1,979,862
Ulta Beauty, Inc.*	4,114	1,727,345
		7,626,790
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	140,141	22,032,968
Hewlett Packard Enterprise Co.	93,498	1,271,573
HP, Inc.(b)	26,680	765,983
Western Digital Corp.*	20,655	872,880
		24,943,404
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	3,468	369,169
PVH Corp.	20,143	1,133,044
Ralph Lauren Corp.	14,017	1,280,173
Tapestry, Inc.	20,065	696,857
VF Corp.	3,725	154,401
		3,633,644
Tobacco - 0.5%
Philip Morris International, Inc.	21,188	2,023,242

Trading Companies & Distributors - 0.1%
United Rentals, Inc.*(b)	2,027	591,965

Water Utilities - 0.3%
American Water Works Co., Inc.	10,092	1,498,157

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	7,291	1,049,612

TOTAL COMMON STOCKS (Cost $374,319,514)		421,694,475

SECURITIES LENDING REINVESTMENTS(d) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $868,148)	868,148	868,148

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.0%

REPURCHASE AGREEMENTS(e) - 4.0%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $17,770,752
(Cost $17,769,664)	17,769,664	17,769,664

Total Investments - 98.9% (Cost $392,957,326)		440,332,287
Other assets less liabilities - 1.1%		4,919,791
Net Assets - 100.0%		445,252,078

Large Cap Core Plus

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $46,745,959.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $3,488,923, collateralized in the form of cash with a value of $868,148 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,749,323 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from December 15, 2022 – May 15, 2051. The total value of collateral is $3,617,471.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $868,148.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(55,081,590)	3/7/2023	Goldman Sachs International	(2.43)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	7,682,337
(20,344,193)	3/7/2023	Societe Generale	(2.18)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	3,994,862
99,173,907	3/7/2023	Societe Generale	3.08%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	(16,999,689)
(58,908,296)	11/6/2023	UBS AG	(2.43)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	6,582,747
58,335,374	3/7/2023	UBS AG	2.88%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	(8,680,539)
23,175,202					(7,420,282)
				Total Unrealized Appreciation	18,259,946
				Total Unrealized Depreciation	(25,680,228)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_August.pdf
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Long Online /Short Stores ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 88.8%

Entertainment - 4.3%
Sea Ltd., ADR*(a)	12,634	783,308

Food & Staples Retailing - 0.2%
DingDong Cayman Ltd., ADR*	6,169	28,007

Health Care Equipment & Supplies - 3.0%
Figs, Inc., Class A*	47,452	548,545

Interactive Media & Services - 2.9%
Shutterstock, Inc.	9,586	531,161

Internet & Direct Marketing Retail - 78.4%
Alibaba Group Holding Ltd., ADR*	21,066	2,009,907
Amazon.com, Inc.*	30,022	3,805,889
Chewy, Inc., Class A*(a)	17,296	593,772
ContextLogic, Inc., Class A*(a)	428,915	557,590
Coupang, Inc.*	12,815	216,574
Dada Nexus Ltd., ADR*	4,611	29,833
DoorDash, Inc., Class A*	11,637	697,056
eBay, Inc.	24,360	1,075,007
Etsy, Inc.*	6,117	646,016
Farfetch Ltd., Class A*	2,720	27,282
Fiverr International Ltd.*(a)	906	31,329
Global-e Online Ltd.*	961	30,358
JD.com, Inc., ADR	11,598	736,357
MercadoLibre, Inc.*	370	316,483
Overstock.com, Inc.*	20,992	547,891
Ozon Holdings plc, ADR*‡(b)	3,471	—
Pinduoduo, Inc., ADR*	9,291	662,448
Qurate Retail, Inc., Series A	173,888	539,053
Revolve Group, Inc.*	22,623	531,414
Vipshop Holdings Ltd., ADR*	4,044	46,951
Wayfair, Inc., Class A*(a)	10,865	572,694
Xometry, Inc., Class A*(a)	11,995	587,875
		14,261,779
TOTAL COMMON STOCKS (Cost $24,389,841)		16,152,800

SECURITIES LENDING REINVESTMENTS(c) - 12.3%

INVESTMENT COMPANIES - 12.3%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $2,235,224)	2,235,224	2,235,224

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.4%

REPURCHASE AGREEMENTS(d) - 3.4%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $615,029
(Cost $614,992)	614,992	614,992

Total Investments - 104.5% (Cost $27,240,057)		19,003,016
Liabilities in excess of other assets - (4.5%)		(813,854)
Net Assets - 100.0%		18,189,162

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $2,485,398, collateralized in the form of cash with a value of $2,235,224 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $632,749 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from December 15, 2022 – May 15, 2051. The total value of collateral is $2,867,973.
(b)	Security fair valued as of August 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $2,235,224.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Long Online /Short Stores ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Swap Agreements

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(541,625)	11/6/2023	BNP Paribas SA	(2.28)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(929)
213,747	11/6/2023	BNP Paribas SA	2.68%	ProShares Online Retail Index	(129,428)
(96,664)	3/7/2023	Goldman Sachs International	(1.33)%	Solactive-ProShares Bricks and Mortar Retail Store Index	119,529
130,469	3/7/2023	Goldman Sachs International	2.93%	ProShares Online Retail Index	(1,081,505)
(8,458,871)	4/10/2023	Societe Generale	(1.58)%	Solactive-ProShares Bricks and Mortar Retail Store Index	1,675,333
1,647,520	3/7/2023	Societe Generale	1.53%	ProShares Online Retail Index	(2,057,899)
44,415	11/7/2022	UBS AG	2.68%	Solactive-ProShares Bricks and Mortar Retail Store Index	(54,647)
(7,061,009)					(1,529,546)
				Total Unrealized Appreciation	1,794,862
				Total Unrealized Depreciation	(3,324,408)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Merger ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 70.3%

Air Freight & Logistics - 2.5%
Atlas Air Worldwide Holdings, Inc.*	6,780	677,457

Banks - 2.5%
First Horizon Corp.	29,520	667,742

Biotechnology - 7.5%
Biohaven Pharmaceutical Holding Co. Ltd.*	4,349	649,523
ChemoCentryx, Inc.*	13,389	682,571
Global Blood Therapeutics, Inc.*	10,157	689,661
		2,021,755
Capital Markets - 2.5%
Cowen, Inc., Class A	17,602	676,797

Commercial Services & Supplies - 1.3%
HomeServe plc	25,661	353,551

Electronic Equipment, Instruments & Components - 2.4%
Rogers Corp.*	2,613	654,609

Entertainment - 2.5%
Activision Blizzard, Inc.	8,488	666,223

Equity Real Estate Investment Trusts (REITs) - 2.9%
Duke Realty Corp.	13,329	784,412

Gas Utilities - 2.6%
South Jersey Industries, Inc.	21,003	710,951

Health Care Providers & Services - 7.5%
1Life Healthcare, Inc.*	39,377	677,678
Covetrus, Inc.*	33,081	690,401
LHC Group, Inc.*	4,175	674,137
		2,042,216
Household Durables - 2.5%
iRobot Corp.*	11,361	668,936

Insurance - 2.5%
Alleghany Corp.*	817	687,244

IT Services - 5.0%
Evo Payments, Inc., Class A*	20,277	675,630
Switch, Inc., Class A	20,211	686,163
		1,361,793
Media - 2.4%
TEGNA, Inc.	31,033	664,106

Oil, Gas & Consumable Fuels - 3.5%
Euronav NV	57,880	935,960

Paper & Forest Products - 2.6%
Resolute Forest Products, Inc.*	34,130	691,474

Professional Services - 5.2%
ManTech International Corp., Class A	7,199	690,456
Nielsen Holdings plc	25,715	715,906
		1,406,362
Software - 12.4%
Black Knight, Inc.*	9,593	634,673
Mandiant Corp.*	31,181	712,798
Ping Identity Holding Corp.*	24,156	679,750
VMware, Inc., Class A	5,301	615,075
Zendesk, Inc.*	9,145	702,061
		3,344,357
TOTAL COMMON STOCKS (Cost $18,871,810)		19,015,945

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 15.1%

REPURCHASE AGREEMENTS(a) - 15.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $4,077,664
(Cost $4,077,416)	4,077,416	4,077,416

Total Investments - 85.4% (Cost $22,949,226)		23,093,361
Other assets less liabilities - 14.6%		3,941,867
Net Assets - 100.0%		27,035,228

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Merger ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of August 31, 2022:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Euro	Goldman Sachs International	10/18/22	(1,077,000)	$1,093,553	$(1,085,739)	$7,814
U.S. Dollar vs. British Pound	Goldman Sachs International	10/18/22	(950,000)	1,140,827	(1,104,630)	36,197
Total Unrealized Appreciation						$44,011
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	10/18/22	929,000	$(641,590)	$636,102	$(5,488)
U.S. Dollar vs. Euro	Goldman Sachs International	10/18/22	124,000	(128,021)	125,006	(3,015)
U.S. Dollar vs. British Pound	Goldman Sachs International	10/18/22	646,000	(783,524)	751,149	(32,375)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	10/18/22	(929,000)	631,962	(636,102)	(4,140)
Total Unrealized Depreciation						$(45,018)
Total Net Unrealized Depreciation						$(1,007)

Swap Agreements

Merger ETF had the following open non-exchange traded total return swap agreements as of August 31, 2022:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(434,415)	4/10/2023	Citibank NA	(1.43)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	(12,498)
7,906	4/10/2023	Citibank NA	2.78%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	(687)
(2,081,959)	3/7/2023	Societe Generale	(1.68)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	4,714,113
3,903,102	3/7/2023	Societe Generale	2.83%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	(1,091,679)
1,394,634					3,609,249
				Total Unrealized Appreciation	4,714,113
				Total Unrealized Depreciation	(1,104,864)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_November.pdf.
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Merger ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	65.6%
Belgium	3.4%
United Kingdom	1.3%
Other[a]	29.7%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Metaverse ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Communications Equipment - 0.2%
Lumentum Holdings, Inc.*	179	14,955

Electronic Equipment, Instruments & Components - 3.6%
MicroVision, Inc.*	48,847	236,419

Entertainment - 8.4%
Activision Blizzard, Inc.	1,212	95,130
Electronic Arts, Inc.	628	79,674
NetEase, Inc., ADR	76	6,727
ROBLOX Corp., Class A*	6,748	263,914
Take-Two Interactive Software, Inc.*	942	115,452
		560,897
Health Care Equipment & Supplies - 2.7%
Penumbra, Inc.*	846	138,888
Vicarious Surgical, Inc.*	11,505	42,913
		181,801
Household Durables - 5.8%
Sony Group Corp., ADR	1,199	95,141
Vuzix Corp.*	38,906	292,184
		387,325
Interactive Media & Services - 15.8%
Alphabet, Inc., Class A*	2,648	286,567
fuboTV, Inc.*	65,275	236,295
Match Group, Inc.*	890	50,312
Meta Platforms, Inc., Class A*	1,692	275,678
Snap, Inc., Class A*	18,255	198,614
		1,047,466
Internet & Direct Marketing Retail - 4.5%
Amazon.com, Inc.*	2,360	299,177

IT Services - 2.4%
Globant SA*	759	159,974

Machinery - 0.4%
Sarcos Technology and Robotics Corp.*	7,525	24,682

Media - 3.6%
WiMi Hologram Cloud, Inc., ADR*	133,834	235,548

Real Estate Management & Development - 3.2%
eXp World Holdings, Inc.	16,357	211,496

Semiconductors & Semiconductor Equipment - 26.4%
Advanced Micro Devices, Inc.*	1,236	104,900
Ambarella, Inc.*	1,973	133,927
CEVA, Inc.*	5,531	161,893
Himax Technologies, Inc., ADR	28,275	176,153
Kopin Corp.*	220,035	301,448
NVIDIA Corp.	1,749	263,994
QUALCOMM, Inc.	2,212	292,581
STMicroelectronics NV, NYRS	3,338	116,496
Synaptics, Inc.*	692	80,002
Universal Display Corp.	1,104	123,350
		1,754,744
Software - 16.0%
Adobe, Inc.*	369	137,800
Agora, Inc., ADR*	6,858	28,392
Matterport, Inc.*	34,834	160,585
Microsoft Corp.	1,109	289,970
PTC, Inc.*	1,398	160,616
Unity Software, Inc.*	6,692	285,882
		1,063,245
Specialty Retail - 0.4%
Williams-Sonoma, Inc.	181	26,924

Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	2,010	316,012
Immersion Corp.*	19,136	114,051
		430,063
TOTAL COMMON STOCKS (Cost $7,561,793)		6,634,716
Total Investments - 99.9% (Cost $7,561,793)		6,634,716
Other assets less liabilities - 0.1%		9,023
Net Assets - 100.0%		6,643,739

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

Metaverse ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Metaverse ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	90.0%
China	4.1%
Taiwan	2.6%
Singapore	1.8%
Japan	1.4%
Other[a]	0.1%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%

Aerospace & Defense - 1.6%
BAE Systems plc	154,179	1,392,524

Air Freight & Logistics - 1.5%
DSV A/S	8,878	1,316,162

Beverages - 1.5%
Diageo plc	31,264	1,369,298

Biotechnology - 1.6%
CSL Ltd.(a)	7,220	1,452,926

Building Products - 1.5%
Geberit AG (Registered)	2,928	1,358,770

Capital Markets - 1.5%
Partners Group Holding AG	1,430	1,386,702

Chemicals - 4.5%
Croda International plc	17,167	1,343,554
Givaudan SA (Registered)	425	1,362,595
Symrise AG	12,890	1,352,537
		4,058,686
Diversified Financial Services - 1.6%
Sofina SA(a)	6,917	1,392,469

Diversified Telecommunication Services - 1.5%
Telenor ASA	124,724	1,369,882

Electric Utilities - 1.5%
CK Infrastructure Holdings Ltd.	227,488	1,385,417

Electronic Equipment, Instruments & Components - 1.5%
Halma plc	54,087	1,305,914

Equity Real Estate Investment Trusts (REITs) - 3.1%
Japan Metropolitan Fund Invest	1,784	1,423,339
Link REIT	181,558	1,407,570
		2,830,909
Food & Staples Retailing - 1.5%
Welcia Holdings Co. Ltd.(a)	65,053	1,371,686

Food Products - 4.7%
Chocoladefabriken Lindt & Spruengli AG, Class PC	130	1,377,325
Kerry Group plc, Class A	13,632	1,409,832
Nestle SA (Registered)	11,989	1,407,551
		4,194,708
Gas Utilities - 4.6%
APA Group	182,149	1,384,833
Enagas SA	74,974	1,371,346
Hong Kong & China Gas Co. Ltd.(a)	1,403,352	1,385,678
		4,141,857
Health Care Equipment & Supplies - 3.1%
Coloplast A/S, Class B	11,924	1,367,432
DiaSorin SpA	10,744	1,414,735
		2,782,167
Health Care Providers & Services - 3.2%
Fresenius Medical Care AG & Co. KGaA	40,255	1,383,957
Fresenius SE & Co. KGaA	59,108	1,465,693
		2,849,650
Hotels, Restaurants & Leisure - 1.5%
Domino's Pizza Enterprises Ltd.	30,280	1,319,200

Household Durables - 1.6%
Sekisui Chemical Co. Ltd.(a)	102,961	1,415,644

Household Products - 1.6%
Unicharm Corp.	40,815	1,428,267

Insurance - 4.8%
AIA Group Ltd.	152,061	1,471,430
Legal & General Group plc	458,539	1,347,229
Tokio Marine Holdings, Inc.	26,048	1,464,137
		4,282,796
IT Services - 9.3%
Bechtle AG	32,534	1,250,678
Itochu Techno-Solutions Corp.	56,282	1,435,216
Obic Co. Ltd.	9,407	1,409,438
Otsuka Corp.	43,322	1,415,680
SCSK Corp.	86,963	1,430,302
TIS, Inc.	49,350	1,420,426
		8,361,740
Machinery - 4.5%
Kurita Water Industries Ltd.	35,151	1,384,487
Spirax-Sarco Engineering plc	11,069	1,356,896
Techtronic Industries Co. Ltd.	110,777	1,315,405
		4,056,788
Multiline Retail - 1.6%
Pan Pacific International Holdings Corp.	80,209	1,449,403

Multi-Utilities - 1.5%
National Grid plc	105,952	1,329,020

Oil, Gas & Consumable Fuels - 1.6%
Washington H Soul Pattinson & Co. Ltd.	80,344	1,415,552

Personal Products - 3.1%
Kao Corp.	32,311	1,411,312
Kobayashi Pharmaceutical Co. Ltd.	24,053	1,375,944
		2,787,256
Pharmaceuticals - 9.5%
Astellas Pharma, Inc.	99,067	1,418,203
Novartis AG (Registered)	17,092	1,385,819
Novo Nordisk A/S, Class B	14,037	1,504,039
Roche Holding AG	4,335	1,400,952
Sanofi	17,821	1,472,658
UCB SA	19,832	1,397,939
		8,579,610
Professional Services - 4.5%
Nihon M&A Center Holdings, Inc.	108,834	1,373,134
RELX plc	50,802	1,337,141
Wolters Kluwer NV	13,632	1,335,674
		4,045,949
Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	2,670	1,301,197

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Software - 3.5%
AVEVA Group plc	54,158	1,764,511
SAP SE	15,939	1,361,373
		3,125,884
Specialty Retail - 3.1%
Hikari Tsushin, Inc.	11,314	1,440,520
Nitori Holdings Co. Ltd.	14,065	1,358,560
		2,799,080
Trading Companies & Distributors - 4.5%
Ashtead Group plc	27,282	1,349,177
Brenntag SE	20,861	1,372,301
Bunzl plc	39,366	1,310,517
		4,031,995
Water Utilities - 1.5%
United Utilities Group plc	109,176	1,342,148

TOTAL COMMON STOCKS (Cost $99,770,265)		89,031,256

SECURITIES LENDING REINVESTMENTS(b) - 3.4%

INVESTMENT COMPANIES - 3.4%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $3,099,651)	3,099,651	3,099,651

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(c) - 0.4%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $395,862
(Cost $395,836)	395,836	395,836

Total Investments - 102.9% (Cost $103,265,752)		92,526,743
Liabilities in excess of other assets - (2.9%)		(2,566,868)
Net Assets - 100.0%		89,959,875

(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $3,623,488, collateralized in the form of cash with a value of $3,099,651 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $898,879 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 20, 2022 – February 15, 2052. The total value of collateral is $3,998,530.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $3,099,651.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

Japan	28.3%
United Kingdom	18.4%
Switzerland	10.8%
Germany	9.1%
Hong Kong	7.8%
Australia	6.2%
Denmark	4.7%
Belgium	3.1%
Netherlands	2.9%
France	1.6%
Italy	1.6%
Ireland	1.6%
Spain	1.5%
Norway	1.5%
Other[a]	0.9%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Automobiles - 2.1%
Ford Otomotiv Sanayi A/S	18,497	337,469

Banks - 6.4%
China Merchants Bank Co. Ltd., Class A	69,100	351,316
Public Bank Bhd.	331,586	348,960
Taiwan Cooperative Financial Holding Co. Ltd.	372,224	338,135
		1,038,411
Beverages - 4.1%
Arca Continental SAB de CV	47,956	326,467
Kweichow Moutai Co. Ltd., Class A	1,200	334,902
		661,369
Chemicals - 8.1%
Asian Paints Ltd.	7,823	333,918
Berger Paints India Ltd.	39,081	331,355
Pidilite Industries Ltd.	10,013	344,818
Sinoma Science & Technology Co. Ltd., Class A	90,100	302,949
		1,313,040
Construction & Engineering - 2.1%
China Railway Group Ltd., Class H	607,204	348,136

Construction Materials - 2.1%
UltraTech Cement Ltd.	4,098	344,406

Diversified Financial Services - 1.9%
Chailease Holding Co. Ltd.	46,910	303,615

Diversified Telecommunication Services - 2.0%
Hellenic Telecommunications Organization SA	19,932	317,686

Electric Utilities - 4.1%
Interconexion Electrica SA ESP	73,002	315,974
Power Grid Corp. of India Ltd.	117,938	340,790
		656,764
Electronic Equipment, Instruments & Components - 2.1%
Luxshare Precision Industry Co. Ltd., Class A	62,600	340,698

Food Products - 4.1%
Grupo Bimbo SAB de CV, Series A	93,923	308,718
Marico Ltd.	52,803	349,281
		657,999
Gas Utilities - 4.0%
China Gas Holdings Ltd.	233,784	331,820
China Resources Gas Group Ltd.	82,707	322,979
		654,799
Health Care Equipment & Supplies - 4.2%
Hartalega Holdings Bhd.	844,537	313,246
Lepu Medical Technology Beijing Co. Ltd., Class A	133,900	367,674
		680,920
Health Care Providers & Services - 4.3%
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	139,400	349,412
Sinopharm Group Co. Ltd., Class H	157,502	350,776
		700,188
Independent Power and Renewable Electricity Producers - 1.9%
China Longyuan Power Group Corp. Ltd., Class H	193,919	314,275

Insurance - 6.6%
New China Life Insurance Co. Ltd., Class H	147,952	348,735
People's Insurance Co. Group of China Ltd. (The), Class H	1,161,836	359,711
Ping An Insurance Group Co. of China Ltd., Class H(a)	61,627	363,934
		1,072,380
Interactive Media & Services - 4.2%
NAVER Corp.	1,829	328,182
Tencent Holdings Ltd.	8,520	355,186
		683,368
IT Services - 2.0%
Infosys Ltd., ADR	17,401	318,438

Metals & Mining - 0.0%(e)
Polyus PJSC, GDR‡(b)(c)	3,949	—

Oil, Gas & Consumable Fuels - 0.0%(e)
Rosneft Oil Co. PJSC, GDR‡(b)(c)	25,159	—

Personal Products - 2.1%
Hindustan Unilever Ltd.	10,341	346,163

Pharmaceuticals - 8.3%
China Medical System Holdings Ltd.	222,910	330,586
CSPC Pharmaceutical Group Ltd.	337,166	343,236
Yuhan Corp.	7,915	336,116
Yunnan Baiyao Group Co. Ltd., Class A	43,280	328,715
		1,338,653
Real Estate Management & Development - 8.6%
China Overseas Land & Investment Ltd.	135,547	366,124
China Vanke Co. Ltd., Class H	182,326	356,814
CIFI Holdings Group Co. Ltd.(a)	1,236,793	315,159
Longfor Group Holdings Ltd.(d)	107,354	350,155
		1,388,252
Road & Rail - 2.0%
Localiza Rent a Car SA	28,391	331,912

Specialty Retail - 4.1%
China Tourism Group Duty Free Corp. Ltd., Class A	12,400	351,642
JUMBO SA	22,155	317,049
		668,691
Textiles, Apparel & Luxury Goods - 2.1%
Shenzhou International Group Holdings Ltd.	31,912	334,827

Tobacco - 2.2%
ITC Ltd.	87,319	352,207

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Water Utilities - 2.0%
Guangdong Investment Ltd.	345,856	317,271

Wireless Telecommunication Services - 1.9%
America Movil SAB de CV, Series L	358,164	305,248

TOTAL COMMON STOCKS (Cost $18,411,216)		16,127,185

Investments	Principal Amount ($)		Value ($)
CORPORATE BONDS - 0.0%(e)

Food Products - 0.0%(e)
Britannia Industries Ltd.
Series N3, 5.50%, 6/3/2024 (Cost $3,560)	INR	259,086	3,175

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 1.5%

INVESTMENT COMPANIES - 1.5%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $249,488)	249,488	249,488

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.0%

REPURCHASE AGREEMENTS(g) - 2.0%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $317,135
(Cost $317,116)	317,116	317,116

Total Investments - 103.1% (Cost $18,981,380)		16,696,964
Liabilities in excess of other assets - (3.1%)		(501,897)
Net Assets - 100.0%		16,195,067

‡	Value determined using significant unobservable inputs.
(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $543,016, collateralized in the form of cash with a value of $249,488 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $383,451 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 2.88%, and maturity dates ranging from October 6, 2022 – August 15, 2028. The total value of collateral is $632,939.
(b)	Security fair valued as of August 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $249,488.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee
PJSC	Public Joint Stock Company

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

China	52.7%
India	17.0%
Mexico	5.8%
South Korea	4.1%
Malaysia	4.1%
Taiwan	4.0%
Greece	3.9%
Turkey	2.1%
Brazil	2.0%
Israel	2.0%
Colombia	1.9%
Russia	0.0%*
Other[a]	0.4%
100.0%

*	Amount represents less than 0.05%.
a	Includes any non-equity securities and net other assets (liabilities).

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%

Aerospace & Defense - 2.7%
BAE Systems plc	28,489	257,309

Air Freight & Logistics - 2.6%
DSV A/S	1,640	243,130

Beverages - 2.7%
Diageo plc	5,777	253,020

Building Products - 2.6%
Geberit AG (Registered)	541	251,057

Capital Markets - 2.7%
Partners Group Holding AG	264	256,007

Chemicals - 7.9%
Croda International plc	3,172	248,253
Givaudan SA (Registered)	79	253,282
Symrise AG	2,382	249,941
		751,476
Diversified Financial Services - 2.7%
Sofina SA	1,278	257,276

Diversified Telecommunication Services - 2.7%
Telenor ASA	23,046	253,121

Electronic Equipment, Instruments & Components - 2.5%
Halma plc	9,994	241,302

Food Products - 8.1%
Chocoladefabriken Lindt & Spruengli AG, Class PC	24	254,275
Kerry Group plc, Class A	2,519	260,517
Nestle SA (Registered)	2,215	260,049
		774,841
Gas Utilities - 2.7%
Enagas SA(a)	13,853	253,385

Health Care Equipment & Supplies - 5.4%
Coloplast A/S, Class B	2,203	252,638
DiaSorin SpA	1,985	261,378
		514,016
Health Care Providers & Services - 5.5%
Fresenius Medical Care AG & Co. KGaA	7,438	255,717
Fresenius SE & Co. KGaA	10,922	270,831
		526,548
Insurance - 2.6%
Legal & General Group plc	84,728	248,938

IT Services - 2.4%
Bechtle AG	6,012	231,114

Machinery - 2.6%
Spirax-Sarco Engineering plc	2,045	250,687

Multi-Utilities - 2.6%
National Grid plc	19,578	245,579

Pharmaceuticals - 13.9%
Novartis AG (Registered)	3,124	253,294
Novo Nordisk A/S, Class B	2,594	277,942
Roche Holding AG	801	258,861
Sanofi	3,293	272,121
UCB SA	3,664	258,272
		1,320,490
Professional Services - 5.2%
RELX plc	9,387	247,072
Wolters Kluwer NV	2,519	246,813
		493,885
Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV	493	240,259

Software - 6.1%
AVEVA Group plc	10,007	326,036
SAP SE	2,945	251,537
		577,573
Trading Companies & Distributors - 7.8%
Ashtead Group plc	5,041	249,292
Brenntag SE	3,855	253,594
Bunzl plc	7,274	242,156
		745,042
Water Utilities - 2.6%
United Utilities Group plc	20,173	247,995

TOTAL COMMON STOCKS (Cost $11,220,995)		9,434,050

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $32,176
(Cost $32,174)	32,174	32,174

Total Investments - 99.4% (Cost $11,253,169)		9,466,224
Other assets less liabilities - 0.6%		56,941
Net Assets - 100.0%		9,523,165

(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $11,816, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 20, 2022 – February 15, 2052. The total value of collateral is $13,463.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United Kingdom	32.1%
Switzerland	18.8%
Germany	15.9%
Denmark	8.1%
Belgium	5.4%
Netherlands	5.1%
France	2.9%
Italy	2.7%
Ireland	2.7%
Spain	2.7%
Norway	2.7%
Other[a]	0.9%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Transformational Changes ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 0.1%
AeroVironment, Inc.*	411	36,435

Biotechnology - 4.3%
AbbVie, Inc.	3,169	426,104
Alnylam Pharmaceuticals, Inc.*	401	82,875
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,840	34,070
CRISPR Therapeutics AG*	783	50,965
Intellia Therapeutics, Inc.*	976	58,618
Mirati Therapeutics, Inc.*	737	59,719
Moderna, Inc.*	1,138	150,523
Natera, Inc.*	1,137	56,009
Novavax, Inc.*	925	30,562
Twist Bioscience Corp.*	1,216	48,786
Ultragenyx Pharmaceutical, Inc.*	930	44,352
		1,042,583
Capital Markets - 0.1%
Coinbase Global, Inc., Class A*	529	35,337

Chemicals - 12.2%
Chr Hansen Holding A/S	3,021	176,425
Corbion NV	1,827	51,997
Corteva, Inc.	8,099	497,521
FMC Corp.	4,113	444,533
International Flavors & Fragrances, Inc.	3,880	428,662
Nutrien Ltd.	5,118	469,850
Scotts Miracle-Gro Co. (The)	1,837	122,987
Sensient Technologies Corp.	1,849	147,310
Symrise AG	4,656	488,259
UPL Ltd.	16,745	162,112
		2,989,656
Communications Equipment - 1.0%
Cisco Systems, Inc.	5,008	223,958
NetScout Systems, Inc.*	976	30,978
		254,936
Consumer Finance - 0.1%
Bread Financial Holdings, Inc.	703	27,016

Diversified Consumer Services - 0.9%
Terminix Global Holdings, Inc.*	5,348	228,092

Diversified Telecommunication Services - 0.3%
Cogent Communications Holdings, Inc.	605	32,216
Iridium Communications, Inc.*	974	43,236
		75,452
Electronic Equipment, Instruments & Components - 0.1%
Cognex Corp.	772	32,509

Entertainment - 9.7%
Activision Blizzard, Inc.	5,162	405,165
Electronic Arts, Inc.	1,970	249,934
Embracer Group AB*	7,857	49,036
Netflix, Inc.*	2,690	601,376
Nintendo Co. Ltd.	735	301,513
Sea Ltd., ADR*	2,443	151,466
Take-Two Interactive Software, Inc.*	535	65,570
Walt Disney Co. (The)*	4,893	548,408
		2,372,468
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equinix, Inc.	108	70,996
Keppel DC REIT	25,121	34,874
		105,870
Food Products - 4.4%
Kerry Group plc, Class A	4,894	505,840
McCormick & Co., Inc. (Non-Voting)	5,377	452,044
Simply Good Foods Co. (The)*	3,598	109,919
		1,067,803
Health Care Equipment & Supplies - 9.0%
Abbott Laboratories	4,438	455,561
ABIOMED, Inc.*	166	43,040
CONMED Corp.	380	33,657
Dexcom, Inc.*	1,292	106,215
Edwards Lifesciences Corp.*	2,071	186,597
Glaukos Corp.*	1,071	51,997
Globus Medical, Inc., Class A*	652	38,592
ICU Medical, Inc.*	235	37,365
Inari Medical, Inc.*	688	47,713
Inspire Medical Systems, Inc.*	246	47,107
Integra LifeSciences Holdings Corp.*	710	33,874
Intuitive Surgical, Inc.*	1,187	244,213
Masimo Corp.*	311	45,683
Medtronic plc	3,169	278,618
Neogen Corp.*	4,746	99,191
QuidelOrtho Corp.*	433	34,320
ResMed, Inc.	487	107,101
Shockwave Medical, Inc.*	254	75,402
Stryker Corp.	1,128	231,466
		2,197,712
Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc.*	604	49,486
Guardant Health, Inc.*	1,170	58,570
Premier, Inc., Class A	1,128	39,751
Quest Diagnostics, Inc.	398	49,873
Synlab AG	2,281	33,467
		231,147
Health Care Technology - 0.4%
Teladoc Health, Inc.*	1,348	41,869
Veeva Systems, Inc., Class A*	222	44,249
		86,118
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.*	234	438,940

Interactive Media & Services - 8.0%
Alphabet, Inc., Class A*	4,775	516,750
Meta Platforms, Inc., Class A*	2,732	445,125
Pinterest, Inc., Class A*	3,458	79,672
REA Group Ltd.	850	74,185
Snap, Inc., Class A*	4,615	50,211
Tencent Holdings Ltd.	11,804	492,090
Twitter, Inc.*	5,612	217,465
ZoomInfo Technologies, Inc.*	1,797	81,620
		1,957,118
Internet & Direct Marketing Retail - 8.5%
Alibaba Group Holding Ltd.*	47,876	575,217
Amazon.com, Inc.*	4,732	599,876

MSCI Transformational Changes ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Delivery Hero SE*(a)	7,186	299,695
DoorDash, Inc., Class A*	6,473	387,733
eBay, Inc.	4,119	181,771
Just Eat Takeaway.com NV*(a)	3,136	52,574
		2,096,866
IT Services - 6.0%
Accenture plc, Class A	757	218,364
Block, Inc., Class A*	619	42,655
Cloudflare, Inc., Class A*	684	42,798
DigitalOcean Holdings, Inc.*	778	32,746
Euronet Worldwide, Inc.*	306	27,130
GDS Holdings Ltd., Class A*	11,271	39,132
GoDaddy, Inc., Class A*	506	38,365
Kyndryl Holdings, Inc.*	2,860	29,801
Marqeta, Inc., Class A*	3,595	28,005
Mastercard, Inc., Class A	1,040	337,345
Nuvei Corp.*(a)	766	23,440
Okta, Inc.*	433	39,576
PayPal Holdings, Inc.*	1,334	124,649
Perficient, Inc.*	376	29,366
Twilio, Inc., Class A*	370	25,745
Visa, Inc., Class A	1,977	392,850
		1,471,967
Life Sciences Tools & Services - 5.0%
10X Genomics, Inc., Class A*	931	30,713
Bio-Techne Corp.	132	43,799
Danaher Corp.	1,780	480,440
Genscript Biotech Corp.*	16,234	52,640
Illumina, Inc.*	523	105,458
Maravai LifeSciences Holdings, Inc., Class A*	1,248	26,046
Medpace Holdings, Inc.*	322	47,530
QIAGEN NV*	942	42,836
Thermo Fisher Scientific, Inc.	525	286,293
Wuxi Biologics Cayman, Inc.*(a)	11,914	105,802
		1,221,557
Machinery - 3.1%
AGCO Corp.	2,123	230,792
Deere & Co.	1,473	538,013
		768,805
Pharmaceuticals - 3.9%
Catalent, Inc.*	565	49,720
Johnson & Johnson	2,806	452,720
Roche Holding AG	1,375	443,657
		946,097
Professional Services - 0.4%
ManTech International Corp., Class A	376	36,062
Upwork, Inc.*	3,919	68,191
		104,253
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc.*	1,309	111,095
Ambarella, Inc.*	473	32,107
Broadcom, Inc.	224	111,801
Intel Corp.	3,521	112,390
Lattice Semiconductor Corp.*	737	39,724
MaxLinear, Inc.*	995	35,750
MediaTek, Inc.	1,832	40,146
NVIDIA Corp.	2,959	446,631
NXP Semiconductors NV	316	52,007
QUALCOMM, Inc.	1,410	186,501
Silicon Laboratories, Inc.*	253	31,709
Synaptics, Inc.*	260	30,059
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,371	197,623
		1,427,543
Software - 10.4%
Adobe, Inc.*	1,248	466,053
ANSYS, Inc.*	263	65,303
Avast plc(a)	5,920	48,622
Blackbaud, Inc.*	573	29,968
BlackBerry Ltd.*	6,028	35,800
Blackline, Inc.*	493	33,494
Check Point Software Technologies Ltd.*	287	34,509
Coupa Software, Inc.*	530	30,952
Crowdstrike Holdings, Inc., Class A*	245	44,739
CyberArk Software Ltd.*	264	38,090
DocuSign, Inc.*	459	26,723
Dropbox, Inc., Class A*	1,802	38,545
Five9, Inc.*	383	37,576
Fortinet, Inc.*	816	39,731
HubSpot, Inc.*	198	66,734
Mandiant Corp.*	1,617	36,965
Microsoft Corp.	1,913	500,192
MicroStrategy, Inc., Class A*	180	41,681
NortonLifeLock, Inc.	1,450	32,756
Nutanix, Inc., Class A*	1,663	28,770
Oracle Corp.	2,496	185,078
Palo Alto Networks, Inc.*	118	65,704
Paylocity Holding Corp.*	212	51,092
Q2 Holdings, Inc.*	684	27,168
Qualys, Inc.*	288	43,747
Rapid7, Inc.*	513	29,498
RingCentral, Inc., Class A*	586	25,221
SAP SE	857	73,154
ServiceNow, Inc.*	241	104,743
Sprout Social, Inc., Class A*	1,513	90,841
Tenable Holdings, Inc.*	768	30,421
Trend Micro, Inc.	610	37,849
Varonis Systems, Inc .*	1,106	30,249
VMware, Inc., Class A	295	34,229
Workday, Inc., Class A*	221	36,368
		2,542,565
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	3,595	565,206
NetApp, Inc.	517	37,291
Samsung Electronics Co. Ltd., GDR(a)	78	85,449
		687,946
TOTAL COMMON STOCKS (Cost $30,773,786)		24,446,791

MSCI Transformational Changes ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(b) - 0.4%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $103,393
(Cost $103,388)	103,388	103,388

Total Investments - 100.0% (Cost $30,877,174)		24,550,179
Liabilities in excess of other assets - 0.0%		(11,131)
Net Assets - 100.0%		24,539,048

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

MSCI Transformational Changes ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	78.2%
China	5.3%
Germany	3.8%
Canada	2.1%
Ireland	2.1%
Switzerland	1.8%
Japan	1.4%
Taiwan	1.0%
Singapore	0.8%
Denmark	0.7%
India	0.7%
Netherlands	0.4%
South Korea	0.3%
Australia	0.3%
Israel	0.3%
Sweden	0.2%
United Kingdom	0.2%
Other[a]	0.4%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Nanotechnology ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Biotechnology - 8.2%
Moderna, Inc.*	795	105,154
Novavax, Inc.*(a)	2,371	78,338
		183,492
Chemicals - 9.7%
Advanced Nano Products Co. Ltd.	570	41,465
Cabot Corp.	1,623	116,807
Nanofilm Technologies International Ltd.(b)	34,875	59,146
		217,418
Electrical Equipment - 2.7%
Nissin Electric Co. Ltd.	5,605	60,236

Electronic Equipment, Instruments & Components - 2.5%
nLight, Inc.*	2,311	28,864
Park Systems Corp.	365	26,525
		55,389
Life Sciences Tools & Services - 9.7%
Agilent Technologies, Inc.	896	114,912
Bruker Corp.	1,859	104,104
		219,016
Semiconductors & Semiconductor Equipment - 60.0%
ACM Research, Inc., Class A*	2,849	48,120
Advanced Micro Devices, Inc.*	1,249	106,003
Applied Materials, Inc.	968	91,060
ASML Holding NV	185	90,104
Axcelis Technologies, Inc.*	1,762	117,948
Entegris, Inc.	959	90,990
Intel Corp.	2,451	78,236
KLA Corp.	335	115,283
Lam Research Corp.	229	100,281
Meta Materials, Inc.*(a)	15,348	13,276
Onto Innovation, Inc.*	1,502	106,627
Photronics, Inc.*	3,278	55,070
SUESS MicroTec SE	1,005	12,463
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,140	95,019
Ultra Clean Holdings, Inc.*	2,418	70,775
Ulvac, Inc.	2,592	102,057
Veeco Instruments, Inc.*	2,686	56,782
		1,350,094
Technology Hardware, Storage & Peripherals - 6.7%
Canon, Inc.	4,622	110,955
Nano Dimension Ltd., ADR*	13,671	40,603
		151,558
TOTAL COMMON STOCKS (Cost $3,033,233)		2,237,203

SECURITIES LENDING REINVESTMENTS(c) - 4.5%

INVESTMENT COMPANIES - 4.5%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $100,516)	100,516	100,516

Total Investments - 104.0% (Cost $3,133,749)		2,337,719
Liabilities in excess of other assets - (4.0%)		(88,998)
Net Assets - 100.0%		2,248,721

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $91,551, collateralized in the form of cash with a value of $100,516 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $100,516.

Abbreviations
ADR	American Depositary Receipt

Nanotechnology ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	71.1%
Japan	12.2%
Taiwan	4.2%
Netherlands	4.0%
South Korea	3.0%
Singapore	2.6%
Israel	1.8%
Germany	0.6%
Other[a]	0.5%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Nasdaq-100 Dorsey Wright Momentum ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Biotechnology - 17.1%
Moderna, Inc.*	4,650	615,055
Regeneron Pharmaceuticals, Inc.*	1,317	765,256
Seagen, Inc.*	4,617	712,357
Vertex Pharmaceuticals, Inc.*	2,784	784,420
		2,877,088
Commercial Services & Supplies - 5.2%
Cintas Corp.	2,148	873,892

Electric Utilities - 10.0%
American Electric Power Co., Inc.	8,675	869,235
Exelon Corp.	18,481	811,501
		1,680,736
Food & Staples Retailing - 5.1%
Costco Wholesale Corp.	1,632	852,067

Interactive Media & Services - 4.6%
Baidu, Inc., ADR*	5,376	773,983

Internet & Direct Marketing Retail - 10.7%
JD.com, Inc., ADR	13,214	838,957
Pinduoduo, Inc., ADR*	13,477	960,910
		1,799,867
IT Services - 5.1%
Paychex, Inc.	7,008	864,367

Multiline Retail - 3.9%
Dollar Tree, Inc.*	4,891	663,611

Pharmaceuticals - 4.5%
AstraZeneca plc, ADR	12,220	762,284

Semiconductors & Semiconductor Equipment - 4.9%
Broadcom, Inc.	1,642	819,539

Software - 18.4%
Crowdstrike Holdings, Inc., Class A*	4,301	785,406
Palo Alto Networks, Inc.*	1,562	869,737
Synopsys, Inc.*	2,578	892,039
Zoom Video Communications, Inc., Class A*	6,840	549,936
		3,097,118
Specialty Retail - 5.2%
O'Reilly Automotive, Inc.*	1,245	867,914

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	5,567	875,244

TOTAL COMMON STOCKS (Cost $16,983,418)		16,807,710

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $6,812
(Cost $6,812)	6,812	6,812

Total Investments - 99.9% (Cost $16,990,230)		16,814,522
Other assets less liabilities - 0.1%		12,571
Net Assets - 100.0%		16,827,093

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Nasdaq-100 Dorsey Wright Momentum ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Nasdaq-100 Dorsey Wright Momentum ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	80.1%
China	15.3%
United Kingdom	4.5%
Other[a]	0.1%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

On-Demand ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.0%

Entertainment - 57.0%
Activision Blizzard, Inc.	624	48,978
Bilibili, Inc., Class Z*	1,662	40,255
Capcom Co. Ltd.	1,098	30,112
Electronic Arts, Inc.	345	43,770
Embracer Group AB*(a)	4,844	30,232
Krafton, Inc.*	175	32,251
NCSoft Corp.	105	29,713
Netflix, Inc.*	244	54,549
Nexon Co. Ltd.	1,981	39,770
ROBLOX Corp., Class A*	1,619	63,319
Spotify Technology SA*	433	46,829
Square Enix Holdings Co. Ltd.	554	24,206
Take-Two Interactive Software, Inc.*	383	46,940
Tencent Music Entertainment Group, ADR*	4,441	22,693
Ubisoft Entertainment SA*	670	30,979
		584,596
Interactive Media & Services - 4.9%
Bumble, Inc., Class A*	524	13,126
Snap, Inc., Class A*	3,352	36,470
		49,596
Internet & Direct Marketing Retail - 17.2%
Delivery Hero SE*(b)	1,123	46,835
DoorDash, Inc., Class A*	714	42,768
Just Eat Takeaway.com NV*(b)	1,317	22,079
Meituan, Class B*(b)	2,115	51,146
Zomato Ltd.*	18,449	13,455
		176,283
Leisure Products - 3.4%
Peloton Interactive, Inc., Class A*	1,912	19,483
Sega Sammy Holdings, Inc.	1,053	15,713
		35,196
Road & Rail - 12.1%
Grab Holdings Ltd., Class A*(a)	12,820	36,537
Lyft, Inc., Class A*	1,976	29,107
Uber Technologies, Inc.*	2,011	57,836
		123,480
Semiconductors & Semiconductor Equipment - 5.4%
Ambarella, Inc.*	241	16,359
NVIDIA Corp.	259	39,094
		55,453
TOTAL COMMON STOCKS (Cost $1,896,136)		1,024,604

SECURITIES LENDING REINVESTMENTS(c) - 4.7%

INVESTMENT COMPANIES - 4.7%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $48,629)	48,629	48,629

Total Investments - 104.7% (Cost $1,944,765)		1,073,233
Liabilities in excess of other assets - (4.7%)		(47,964)
Net Assets - 100.0%		1,025,269

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $66,766, collateralized in the form of cash with a value of $48,629 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $24,628 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.25% – 5.50%, and maturity dates ranging from April 15, 2023 – February 15, 2049. The total value of collateral is $73,257.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $48,629.

Abbreviations
ADR	American Depositary Receipt

On-Demand ETF
Schedule of Portfolio Investments
August 31, 2022 (Unaudited)

On-Demand ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	53.5%
China	11.1%
Japan	10.7%
South Korea	6.0%
Germany	4.6%
Luxembourg	4.6%
France	3.0%
Sweden	3.0%
Netherlands	2.2%
India	1.3%
Other[a]	0.0%*
100.0%

*	Amount represents less than 0.05%.
a	Includes any non-equity securities and net other assets (liabilities).

Online Retail ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Entertainment - 4.8%
Sea Ltd., ADR*	207,258	12,849,996

Food & Staples Retailing - 0.2%
DingDong Cayman Ltd., ADR*	101,203	459,462

Health Care Equipment & Supplies - 3.4%
Figs, Inc., Class A*	778,450	8,998,882

Interactive Media & Services - 3.3%
Shutterstock, Inc.	157,259	8,713,721

Internet & Direct Marketing Retail - 88.2%
Alibaba Group Holding Ltd., ADR*	345,585	32,972,265
Amazon.com, Inc.*	492,501	62,434,352
Chewy, Inc., Class A*(a)	283,734	9,740,588
ContextLogic, Inc., Class A*(a)	7,036,326	9,147,224
Coupang, Inc.*	210,233	3,552,938
Dada Nexus Ltd., ADR*	75,649	489,449
DoorDash, Inc., Class A*	191,000	11,440,900
eBay, Inc.	399,624	17,635,407
Etsy, Inc.*	100,347	10,597,647
Farfetch Ltd., Class A*	44,629	447,629
Fiverr International Ltd.*(a)	14,857	513,755
Global-e Online Ltd.*	15,762	497,921
JD.com, Inc., ADR	190,261	12,079,671
MercadoLibre, Inc.*	6,062	5,185,192
Overstock.com, Inc.*	344,312	8,986,543
Ozon Holdings plc, ADR*‡(b)	60,470	—
Pinduoduo, Inc., ADR*	152,418	10,867,403
Qurate Retail, Inc., Series A	2,852,630	8,843,153
Revolve Group, Inc.*(a)	371,132	8,717,891
Vipshop Holdings Ltd., ADR*	66,346	770,277
Wayfair, Inc., Class A*(a)	178,244	9,395,241
Xometry, Inc., Class A*(a)	196,779	9,644,139
		233,959,585
TOTAL COMMON STOCKS (Cost $431,431,775)		264,981,646

SECURITIES LENDING REINVESTMENTS(c) - 10.9%

INVESTMENT COMPANIES - 10.9%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $28,923,662)	28,923,662	28,923,662

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $245,931
(Cost $245,916)	245,916	245,916

Total Investments - 110.9% (Cost $460,601,353)		294,151,224
Liabilities in excess of other assets - (10.9%)		(28,949,608)
Net Assets - 100.0%		265,201,616

Online Retail ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $30,464,849, collateralized in the form of cash with a value of $28,923,662 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,730,034 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $33,653,696.
(b)	Security fair valued as of August 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $28,923,662.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Pet Care ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Distributors - 0.0%(a)
Arata Corp.	1,086	32,285

Diversified Consumer Services - 0.6%
Rover Group, Inc.*	214,660	817,855

Food Products - 12.3%
Freshpet, Inc.*	114,828	4,998,463
General Mills, Inc.	49,702	3,817,113
J M Smucker Co. (The)	8,528	1,193,835
Nestle SA (Registered)	55,892	6,551,514
		16,560,925
Health Care Equipment & Supplies - 12.7%
Heska Corp.*	25,245	2,299,062
IDEXX Laboratories, Inc.*	38,018	13,215,817
Vimian Group AB*(b)	308,256	983,180
Zomedica Corp.*	2,388,385	583,244
		17,081,303
Health Care Providers & Services - 8.9%
AmerisourceBergen Corp.	12,914	1,892,676
Covetrus, Inc.*	260,322	5,432,920
CVS Group plc	175,544	3,715,595
Patterson Cos., Inc.	7,046	196,513
PetIQ, Inc.*	67,207	627,713
		11,865,417
Household Products - 6.9%
Central Garden & Pet Co., Class A*	100,174	3,782,570
Colgate-Palmolive Co.	69,966	5,472,041
		9,254,611
Insurance - 4.9%
Anicom Holdings, Inc.(b)	174,832	812,967
Trupanion, Inc.*	82,332	5,810,993
		6,623,960
Internet & Direct Marketing Retail - 6.4%
Chewy, Inc., Class A*	222,110	7,625,036
PetMed Express, Inc.	48,769	1,003,179
		8,628,215
Pharmaceuticals - 35.8%
Dechra Pharmaceuticals plc	275,220	11,158,335
Elanco Animal Health, Inc.*	750,571	11,356,139
Merck & Co., Inc.	74,513	6,360,430
SwedenCare AB(b)	312,445	1,838,325
Virbac SA	10,393	3,864,445
Zoetis, Inc.	85,794	13,429,335
		48,007,009
Specialty Retail - 11.1%
Musti Group OYJ*	79,803	1,583,109
Pet Center Comercio e Participacoes SA	816,303	1,699,324
Pet Valu Holdings Ltd.	64,159	1,638,965
Petco Health & Wellness Co., Inc.*	371,471	5,542,347
Pets at Home Group plc	1,190,681	4,384,789
		14,848,534
TOTAL COMMON STOCKS (Cost $212,998,617)		133,720,114

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $305,250)	305,250	305,250

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $345,381
(Cost $345,360)	345,360	345,360

Total Investments - 100.1% (Cost $213,649,227)		134,370,724
Liabilities in excess of other assets - (0.1%)		(180,764)
Net Assets - 100.0%		134,189,960

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $434,617, collateralized in the form of cash with a value of $305,250 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $163,592 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 20, 2022 – February 15, 2052. The total value of collateral is $468,842.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $305,250.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Pet Care ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Pet Care ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	70.7%
United Kingdom	14.3%
Switzerland	4.9%
France	2.9%
Sweden	2.1%
Canada	1.6%
Brazil	1.3%
Finland	1.2%
Japan	0.6%
Other[a]	0.4%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Banks - 24.0%
Associated Banc-Corp.	398,098	7,977,884
Atlantic Union Bankshares Corp.	234,253	7,601,510
City Holding Co.(a)	96,915	8,238,744
Community Bank System, Inc.(a)	120,492	7,877,767
First Financial Corp.	175,241	8,148,707
First Interstate BancSystem, Inc., Class A	210,625	8,479,763
First Merchants Corp.	203,514	8,103,927
Fulton Financial Corp.	521,023	8,456,203
Glacier Bancorp, Inc.	163,888	8,305,844
Home BancShares, Inc.	365,812	8,607,556
Independent Bank Corp.	95,247	7,451,173
International Bancshares Corp.	198,219	8,271,679
Lakeland Bancorp, Inc.	515,543	8,398,195
Northwest Bancshares, Inc.	617,160	8,683,441
Peoples Bancorp, Inc.	279,287	8,347,888
Sandy Spring Bancorp, Inc.	192,953	7,432,550
Simmons First National Corp., Class A	334,868	7,899,536
Southside Bancshares, Inc.	203,150	7,654,692
SouthState Corp.	100,174	7,817,579
Tompkins Financial Corp.	108,002	7,737,263
United Bankshares, Inc.	218,687	8,113,288
Washington Trust Bancorp, Inc.	158,960	8,048,145
WesBanco, Inc.	240,156	8,215,737
		185,869,071
Building Products - 2.0%
Apogee Enterprises, Inc.	183,104	7,477,967
Griffon Corp.	244,693	7,671,126
		15,149,093
Capital Markets - 1.0%
Cohen & Steers, Inc.	109,317	7,803,047

Chemicals - 6.1%
Avient Corp.	162,006	7,100,723
Balchem Corp.	64,213	8,464,558
HB Fuller Co.	110,779	7,185,126
Quaker Chemical Corp.(a)	51,514	8,979,920
Sensient Technologies Corp.(a)	94,549	7,532,719
Stepan Co.	72,590	7,566,056
		46,829,102
Commercial Services & Supplies - 4.6%
ABM Industries, Inc.	181,935	8,441,784
Brady Corp., Class A	162,283	7,552,651
Healthcare Services Group, Inc.	455,652	6,411,023
HNI Corp.	204,521	6,544,672
Matthews International Corp., Class A	252,085	6,304,646
		35,254,776
Diversified Telecommunication Services - 0.9%
Cogent Communications Holdings, Inc.	127,611	6,795,286

Electric Utilities - 3.0%
ALLETE, Inc.	125,254	7,412,532
PNM Resources, Inc.	166,582	7,900,984
Portland General Electric Co.	154,920	8,004,716
		23,318,232
Electronic Equipment, Instruments & Components - 1.2%
Badger Meter, Inc.	98,154	9,294,202

Equity Real Estate Investment Trusts (REITs) - 4.0%
Agree Realty Corp.(a)	108,679	8,185,702
STAG Industrial, Inc.	238,123	7,334,189
Terreno Realty Corp.	132,407	8,075,503
Universal Health Realty Income Trust	143,661	7,310,908
		30,906,302
Food & Staples Retailing - 1.9%
Andersons, Inc. (The)	205,006	7,591,372
SpartanNash Co.	235,889	7,178,102
		14,769,474
Food Products - 4.7%
Calavo Growers, Inc.	197,812	8,316,016
J & J Snack Foods Corp.	61,070	9,101,262
Lancaster Colony Corp.	63,422	10,689,778
Tootsie Roll Industries, Inc.	234,014	8,384,722
		36,491,778
Gas Utilities - 5.5%
Chesapeake Utilities Corp.	59,078	7,461,551
New Jersey Resources Corp.	165,964	7,325,651
Northwest Natural Holding Co.	141,228	6,723,865
South Jersey Industries, Inc.	224,393	7,595,703
Southwest Gas Holdings, Inc.	83,101	6,469,413
Spire, Inc.	99,303	6,940,287
		42,516,470
Health Care Equipment & Supplies - 2.0%
Atrion Corp.	12,381	7,477,505
LeMaitre Vascular, Inc.	167,439	8,268,138
		15,745,643
Health Care Providers & Services - 1.1%
Ensign Group, Inc. (The)(a)	100,755	8,594,402

Household Products - 1.0%
WD-40 Co.	40,940	7,744,210

Insurance - 3.5%
AMERISAFE, Inc.	151,345	7,237,318
CNO Financial Group, Inc.	402,793	7,415,419
Horace Mann Educators Corp.	210,689	7,536,346
Mercury General Corp.	162,208	5,174,435
		27,363,518
Internet & Direct Marketing Retail - 1.0%
PetMed Express, Inc.(a)	366,059	7,529,834

Machinery - 9.5%
Alamo Group, Inc.	67,098	8,773,734
Douglas Dynamics, Inc.	243,904	7,097,606
Franklin Electric Co., Inc.	104,929	9,113,084
Hillenbrand, Inc.	181,461	7,561,480
Kadant, Inc.	41,894	7,517,040
Lindsay Corp.	61,723	9,897,900
Standex International Corp.	82,920	7,496,797
Trinity Industries, Inc.	311,086	7,584,277
Watts Water Technologies, Inc., Class A	59,399	8,227,950
		73,269,868
Media - 0.9%
John Wiley & Sons, Inc., Class A	148,482	6,834,626

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

Metals & Mining - 3.0%
Kaiser Aluminum Corp.	83,976	6,026,118
Materion Corp.	95,338	8,228,623
Worthington Industries, Inc.	175,063	8,926,462
		23,181,203
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Arbor Realty Trust, Inc.	503,021	7,535,255

Multi-Utilities - 2.8%
Avista Corp.	178,119	7,236,975
Black Hills Corp.	102,672	7,749,683
NorthWestern Corp.	127,778	6,769,678
		21,756,336
Personal Products - 0.9%
Nu Skin Enterprises, Inc., Class A(a)	168,268	6,888,892

Professional Services - 2.2%
Exponent, Inc.	88,409	8,298,069
Insperity, Inc.	80,336	8,758,230
		17,056,299
Real Estate Management & Development - 0.9%
Kennedy-Wilson Holdings, Inc.	382,958	6,724,743

Semiconductors & Semiconductor Equipment - 0.9%
Power Integrations, Inc.	97,630	6,983,474

Thrifts & Mortgage Finance - 1.1%
Federal Agricultural Mortgage Corp., Class C	80,307	8,772,737

Tobacco - 0.8%
Universal Corp.	128,034	6,534,855

Trading Companies & Distributors - 3.0%
Applied Industrial Technologies, Inc.	75,385	7,992,318
GATX Corp.	76,758	7,415,590
McGrath RentCorp	96,401	8,147,813
		23,555,721
Water Utilities - 4.2%
American States Water Co.(a)	96,672	8,020,876
California Water Service Group	141,373	8,274,562
Middlesex Water Co.	90,921	8,071,057
SJW Group	123,198	7,921,631
		32,288,126
Wireless Telecommunication Services - 1.0%
Telephone and Data Systems, Inc.	479,966	7,809,047

TOTAL COMMON STOCKS (Cost $746,148,174)		771,165,622

SECURITIES LENDING REINVESTMENTS(b) - 0.9%

INVESTMENT COMPANIES - 0.9%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $7,032,645)	7,032,645	7,032,645

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $1,672,112
(Cost $1,672,010)	1,672,010	1,672,010

Total Investments - 100.8% (Cost $754,852,829)		779,870,277
Liabilities in excess of other assets - (0.8%)		(6,266,012)
Net Assets - 100.0%		773,604,265

(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $13,405,564, collateralized in the form of cash with a value of $7,032,645 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $6,933,304 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from November 30, 2022 – May 15, 2051. The total value of collateral is $13,965,949.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $7,032,645.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Russell U.S. Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Banks - 3.2%
Commerce Bancshares, Inc.	2,887	198,539
United Bankshares, Inc.	5,427	201,342
		399,881
Beverages - 4.8%
Brown-Forman Corp., Class B	2,769	201,306
Coca-Cola Co. (The)	3,086	190,437
PepsiCo, Inc.	1,166	200,867
		592,610
Building Products - 1.8%
Carlisle Cos., Inc.	737	217,901

Capital Markets - 4.8%
Franklin Resources, Inc.	7,721	201,287
S&P Global, Inc.	569	200,390
T. Rowe Price Group, Inc.(a)	1,651	198,120
		599,797
Chemicals - 9.4%
Air Products and Chemicals, Inc.	763	192,619
HB Fuller Co.	2,748	178,235
PPG Industries, Inc.	1,635	207,612
RPM International, Inc.	2,345	218,460
Sherwin-Williams Co. (The)	765	177,557
Stepan Co.	1,803	187,927
		1,162,410
Commercial Services & Supplies - 4.7%
ABM Industries, Inc.	4,516	209,542
Brady Corp., Class A	4,027	187,417
MSA Safety, Inc.	1,531	181,975
		578,934
Containers & Packaging - 1.7%
Sonoco Products Co.	3,330	209,857

Distributors - 1.7%
Genuine Parts Co.	1,394	217,478

Electrical Equipment - 1.4%
Emerson Electric Co.	2,177	177,948

Equity Real Estate Investment Trusts (REITs) - 1.5%
Federal Realty Investment Trust	1,860	188,362

Food & Staples Retailing - 4.5%
Sysco Corp.	2,315	190,339
Walgreens Boots Alliance, Inc.	4,564	160,014
Walmart, Inc.	1,557	206,381
		556,734
Food Products - 8.5%
Archer-Daniels-Midland Co.	2,238	196,698
Hormel Foods Corp.	4,137	208,008
Lancaster Colony Corp.	1,572	264,961
McCormick & Co., Inc. (Non-Voting)	2,155	181,171
Tootsie Roll Industries, Inc.	5,806	208,029
		1,058,867
Gas Utilities - 2.8%
National Fuel Gas Co.	2,609	185,944
Northwest Natural Holding Co.	3,507	166,968
		352,912
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	1,731	177,687
Becton Dickinson and Co.	760	191,839
Medtronic plc	2,044	179,709
		549,235
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	797	201,067

Household Durables - 1.6%
Leggett & Platt, Inc.	5,092	194,616

Household Products - 6.3%
Clorox Co. (The)	1,446	208,716
Colgate-Palmolive Co.	2,474	193,491
Kimberly-Clark Corp.	1,484	189,240
Procter & Gamble Co. (The)	1,335	184,150
		775,597
Industrial Conglomerates - 1.4%
3M Co.	1,377	171,230

Insurance - 6.9%
Aflac, Inc.	3,409	202,563
Cincinnati Financial Corp.	1,580	153,197
Mercury General Corp.	4,026	128,429
Old Republic International Corp.	8,399	183,434
RLI Corp.	1,676	183,958
		851,581
IT Services - 1.8%
Automatic Data Processing, Inc.	895	218,747

Machinery - 5.9%
Dover Corp.	1,476	184,441
Illinois Tool Works, Inc.	962	187,426
Nordson Corp.	912	207,179
Stanley Black & Decker, Inc.	1,725	151,973
		731,019
Metals & Mining - 1.7%
Nucor Corp.	1,577	209,646

Multiline Retail - 1.6%
Target Corp.	1,267	203,151

Multi-Utilities - 3.1%
Black Hills Corp.	2,549	192,398
Consolidated Edison, Inc.	1,993	194,796
		387,194
Pharmaceuticals - 1.4%
Johnson & Johnson	1,098	177,151

Specialty Retail - 1.6%
Lowe's Cos., Inc.	1,017	197,440

Tobacco - 1.3%
Universal Corp.	3,179	162,256

Trading Companies & Distributors - 1.7%
WW Grainger, Inc.	388	215,317

Water Utilities - 6.5%
American States Water Co.	2,398	198,962
California Water Service Group	3,509	205,382
Middlesex Water Co.	2,257	200,354

Russell U.S. Dividend Growers ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
SJW Group	3,052	196,243
		800,941
TOTAL COMMON STOCKS (Cost $12,434,294)		12,359,879

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(b) - 0.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $10,346
(Cost $10,345)	10,345	10,345

Total Investments - 99.7% (Cost $12,444,639)		12,370,224
Other assets less liabilities - 0.3%		31,404
Net Assets - 100.0%		12,401,628

(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $37,560, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $38,369.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Bond ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.4%

Aerospace & Defense - 5.1%
Boeing Co. (The)
3.20%, 3/1/2029	27,000	23,901
5.71%, 5/1/2040	200,000	191,364
5.81%, 5/1/2050	20,000	19,069
5.93%, 5/1/2060	43,000	40,689
Lockheed Martin Corp.
4.09%, 9/15/2052	103,000	96,165
Northrop Grumman Corp.
3.25%, 1/15/2028	200,000	190,021
Raytheon Technologies Corp.
4.50%, 6/1/2042	128,000	121,641
		682,850
Air Freight & Logistics - 0.7%
FedEx Corp.
4.25%, 5/15/2030	42,000	41,100
United Parcel Service, Inc.
5.30%, 4/1/2050	50,000	56,054
		97,154
Airlines - 0.2%
Southwest Airlines Co.
5.13%, 6/15/2027	24,000	24,493

Automobiles - 2.1%
General Motors Co.
6.13%, 10/1/2025	138,000	142,126
5.00%, 10/1/2028	34,000	33,110
5.95%, 4/1/2049	109,000	101,115
		276,351
Banks - 8.1%
Bank of America Corp.
4.20%, 8/26/2024	64,000	63,926
4.00%, 1/22/2025	2,000	1,985
Series L, 3.95%, 4/21/2025	100,000	99,056
Series L, 4.18%, 11/25/2027	25,000	24,415
6.11%, 1/29/2037	80,000	85,081
Citigroup, Inc.
4.40%, 6/10/2025	10,000	9,962
3.20%, 10/21/2026	100,000	95,651
4.45%, 9/29/2027	62,000	60,576
4.65%, 7/23/2048	46,000	43,501
JPMorgan Chase & Co.
3.88%, 9/10/2024	64,000	63,751
3.90%, 7/15/2025	129,000	128,201
2.95%, 10/1/2026	22,000	20,946
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	47,000	41,138
Truist Bank
3.20%, 4/1/2024	41,000	40,685
US Bancorp
3.60%, 9/11/2024	72,000	71,827
Wells Fargo & Co.
3.00%, 2/19/2025	2,000	1,945
3.55%, 9/29/2025	41,000	40,288
3.00%, 4/22/2026	2,000	1,905
3.00%, 10/23/2026	200,000	189,228
		1,084,067
Beverages - 2.4%
Coca-Cola Co. (The)
2.88%, 5/5/2041	125,000	102,057
Keurig Dr Pepper, Inc.
4.50%, 4/15/2052	96,000	83,765
Molson Coors Beverage Co.
4.20%, 7/15/2046	32,000	26,416
PepsiCo, Inc.
1.95%, 10/21/2031	130,000	110,378
		322,616
Biotechnology - 5.1%
AbbVie, Inc.
3.75%, 11/14/2023	3,000	2,994
3.60%, 5/14/2025	2,000	1,964
3.20%, 5/14/2026	80,000	76,735
4.88%, 11/14/2048	200,000	194,532
4.25%, 11/21/2049	32,000	28,118
Amgen, Inc.
2.20%, 2/21/2027	74,000	68,108
1.65%, 8/15/2028	13,000	11,255
2.00%, 1/15/2032	135,000	109,882
Biogen, Inc.
2.25%, 5/1/2030	75,000	61,408
Gilead Sciences, Inc.
3.65%, 3/1/2026	20,000	19,670
1.65%, 10/1/2030	1,000	816
4.75%, 3/1/2046	106,000	101,746
2.80%, 10/1/2050	3,000	2,063
		679,291
Building Products - 0.4%
Carrier Global Corp.
3.58%, 4/5/2050	63,000	48,206

Capital Markets - 4.5%
Goldman Sachs Group, Inc. (The)
3.85%, 1/26/2027	171,000	165,909
3.80%, 3/15/2030	150,000	138,618
6.75%, 10/1/2037	44,000	48,931
Morgan Stanley
Series F, 3.88%, 4/29/2024	100,000	99,784
3.13%, 7/27/2026	100,000	95,388
4.38%, 1/22/2047	52,000	47,734
		596,364
Chemicals - 0.5%
DuPont de Nemours, Inc.
4.21%, 11/15/2023	72,000	72,160

S&P 500® Bond ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Communications Equipment - 0.7%
Cisco Systems, Inc.
5.90%, 2/15/2039	80,000	90,947

Consumer Finance - 1.3%
American Express Co.
3.40%, 2/22/2024	17,000	16,853
3.00%, 10/30/2024	84,000	82,473
Capital One Financial Corp.
3.80%, 1/31/2028	75,000	70,990
		170,316
Diversified Telecommunication Services - 7.5%
AT&T, Inc.
4.35%, 3/1/2029	62,000	60,481
4.30%, 2/15/2030	3,000	2,884
2.75%, 6/1/2031	266,000	227,736
3.50%, 9/15/2053	233,000	172,395
Verizon Communications, Inc.
0.75%, 3/22/2024	91,000	86,834
1.45%, 3/20/2026	2,000	1,827
4.13%, 3/16/2027	3,000	2,984
4.33%, 9/21/2028	187,000	184,709
4.02%, 12/3/2029	2,000	1,923
4.86%, 8/21/2046	100,000	97,524
3.55%, 3/22/2051	2,000	1,577
3.70%, 3/22/2061	200,000	154,384
		995,258
Electric Utilities - 1.4%
Duke Energy Corp.
4.50%, 8/15/2032	50,000	48,324
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	45,000	38,019
2.44%, 1/15/2032	49,000	40,937
Southern Co. (The)
Series A, 3.70%, 4/30/2030	70,000	65,658
		192,938
Energy Equipment & Services - 0.0%(a)
Halliburton Co.
2.92%, 3/1/2030	1,000	885

Entertainment - 1.1%
Walt Disney Co. (The)
1.75%, 8/30/2024	40,000	38,429
2.65%, 1/13/2031	8,000	7,070
6.20%, 12/15/2034	91,000	103,371
		148,870
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.
3.80%, 8/15/2029	36,000	33,395
Boston Properties LP
3.25%, 1/30/2031	50,000	43,171
Crown Castle, Inc.
2.25%, 1/15/2031	51,000	41,549
Equinix, Inc.
3.20%, 11/18/2029	39,000	35,000
		153,115
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.
1.60%, 4/20/2030	72,000	60,770

Food Products - 1.0%
Conagra Brands, Inc.
5.40%, 11/1/2048	54,000	51,672
Kraft Heinz Foods Co.
3.00%, 6/1/2026	26,000	24,644
6.88%, 1/26/2039	51,000	56,106
		132,422
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories
4.90%, 11/30/2046	29,000	30,546
Baxter International, Inc.
1.92%, 2/1/2027	35,000	31,549
Becton Dickinson and Co.
3.70%, 6/6/2027	124,000	120,618
		182,713
Health Care Providers & Services - 7.2%
Cigna Corp.
4.13%, 11/15/2025	10,000	9,940
4.90%, 12/15/2048	176,000	167,882
CVS Health Corp.
3.75%, 4/1/2030	2,000	1,882
1.88%, 2/28/2031	166,000	133,880
4.78%, 3/25/2038	1,000	953
5.13%, 7/20/2045	183,000	176,183
5.05%, 3/25/2048	54,000	52,092
4.25%, 4/1/2050	4,000	3,446
Elevance Health, Inc.
2.38%, 1/15/2025	142,000	136,273
3.60%, 3/15/2051	2,000	1,618
UnitedHealth Group, Inc.
3.75%, 7/15/2025	150,000	149,579
3.85%, 6/15/2028	82,000	81,143
3.25%, 5/15/2051	60,000	47,167
		962,038
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.
4.63%, 4/13/2030	38,000	38,302
Expedia Group, Inc.
3.25%, 2/15/2030	27,000	23,401
McDonald's Corp.
3.70%, 1/30/2026	130,000	128,867
Starbucks Corp.
2.55%, 11/15/2030	53,000	45,470
		236,040
Industrial Conglomerates - 1.1%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	91,000	86,329

S&P 500® Bond ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Honeywell International, Inc.
2.50%, 11/1/2026	65,000	61,741
		148,070
Insurance - 1.7%
American International Group, Inc.
4.38%, 6/30/2050	50,000	45,053
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	154,000	143,696
4.25%, 1/15/2049	20,000	18,908
Prudential Financial, Inc.
3.70%, 3/13/2051	26,000	21,587
		229,244
Interactive Media & Services - 0.3%
Alphabet, Inc.
0.80%, 8/15/2027	50,000	43,722

Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.
0.45%, 5/12/2024	20,000	18,975
2.80%, 8/22/2024	130,000	128,444
1.20%, 6/3/2027	144,000	128,162
3.88%, 8/22/2037	2,000	1,884
2.50%, 6/3/2050	36,000	25,145
4.25%, 8/22/2057	100,000	94,176
eBay, Inc.
3.65%, 5/10/2051	21,000	15,899
		412,685
IT Services - 4.2%
Fiserv, Inc.
4.40%, 7/1/2049	85,000	74,019
International Business Machines Corp.
3.50%, 5/15/2029	215,000	203,320
1.95%, 5/15/2030	2,000	1,672
4.25%, 5/15/2049	51,000	45,460
Mastercard, Inc.
3.85%, 3/26/2050	62,000	56,374
PayPal Holdings, Inc.
2.40%, 10/1/2024	81,000	78,882
Visa, Inc.
3.15%, 12/14/2025	100,000	97,815
		557,542
Media - 3.4%
Comcast Corp.
3.95%, 10/15/2025	118,000	117,882
3.15%, 3/1/2026	134,000	130,565
2.65%, 2/1/2030	32,000	28,356
3.75%, 4/1/2040	2,000	1,735
3.45%, 2/1/2050	173,000	136,889
Paramount Global
4.20%, 5/19/2032	45,000	39,762
		455,189
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025	53,000	53,099

Oil, Gas & Consumable Fuels - 4.5%
Chevron Corp.
2.24%, 5/11/2030	134,000	117,683
Diamondback Energy, Inc.
4.25%, 3/15/2052	55,000	45,523
Exxon Mobil Corp.
4.23%, 3/19/2040	126,000	120,113
4.33%, 3/19/2050	62,000	59,203
Kinder Morgan, Inc.
4.30%, 3/1/2028	42,000	41,106
MPLX LP
4.88%, 6/1/2025	40,000	40,204
2.65%, 8/15/2030	45,000	37,600
Phillips 66
3.30%, 3/15/2052	2,000	1,494
Pioneer Natural Resources Co.
2.15%, 1/15/2031	48,000	39,606
Williams Cos., Inc. (The)
5.30%, 8/15/2052	100,000	96,594
		599,126
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.
2.90%, 7/26/2024	209,000	205,774
3.90%, 2/20/2028	20,000	19,880
Johnson & Johnson
4.38%, 12/5/2033	90,000	92,148
2.45%, 9/1/2060	2,000	1,338
Merck & Co., Inc.
1.45%, 6/24/2030	15,000	12,426
2.90%, 12/10/2061	50,000	34,738
Pfizer, Inc.
2.63%, 4/1/2030	74,000	66,705
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	53,000	50,112
		483,121
Road & Rail - 0.5%
Union Pacific Corp.
2.80%, 2/14/2032	68,000	60,618

Semiconductors & Semiconductor Equipment - 3.1%
Broadcom, Inc.
4.75%, 4/15/2029	100,000	98,437
4.15%, 11/15/2030	3,000	2,745
4.30%, 11/15/2032	2,000	1,812
Intel Corp.
3.90%, 3/25/2030	36,000	34,853
4.75%, 3/25/2050	33,000	31,536
5.05%, 8/5/2062	127,000	122,968
NVIDIA Corp.
2.85%, 4/1/2030	96,000	86,811
QUALCOMM, Inc.
3.25%, 5/20/2027	37,000	36,170
		415,332
Software - 7.0%
Microsoft Corp.
2.88%, 2/6/2024	116,000	114,785

S&P 500® Bond ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
2.40%, 8/8/2026	147,000	140,268
3.30%, 2/6/2027	92,000	90,549
3.50%, 2/12/2035	93,000	89,194
Oracle Corp.
2.40%, 9/15/2023	95,000	93,351
1.65%, 3/25/2026	260,000	234,351
2.95%, 4/1/2030	2,000	1,711
3.60%, 4/1/2040	2,000	1,459
3.65%, 3/25/2041	130,000	95,670
4.00%, 7/15/2046	2,000	1,468
Salesforce, Inc.
2.90%, 7/15/2051	100,000	74,094
		936,900
Specialty Retail - 2.2%
Home Depot, Inc. (The)
2.95%, 6/15/2029	100,000	93,072
5.88%, 12/16/2036	2,000	2,253
2.38%, 3/15/2051	22,000	14,616
Lowe's Cos., Inc.
4.50%, 4/15/2030	64,000	63,207
3.00%, 10/15/2050	179,000	123,043
		296,191
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.
3.45%, 5/6/2024	102,000	101,871
3.20%, 5/13/2025	100,000	98,734
3.25%, 2/23/2026	12,000	11,805
3.85%, 5/4/2043	168,000	154,952
3.45%, 2/9/2045	50,000	43,540
4.65%, 2/23/2046	6,000	6,153
2.80%, 2/8/2061	1,000	710
2.85%, 8/5/2061	150,000	106,976
Hewlett Packard Enterprise Co.
4.45%, 10/2/2023	25,000	25,096
6.35%, 10/15/2045(b)	22,000	22,048
HP, Inc.
4.20%, 4/15/2032	100,000	88,553
		660,438
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc.
3.25%, 3/27/2040	52,000	44,226

Tobacco - 1.2%
Altria Group, Inc.
5.80%, 2/14/2039	136,000	126,113
5.95%, 2/14/2049	24,000	21,913
Philip Morris International, Inc.
4.25%, 11/10/2044	17,000	13,487
		161,513
Wireless Telecommunication Services - 2.7%
T-Mobile USA, Inc.
3.50%, 4/15/2025	2,000	1,954
3.75%, 4/15/2027	150,000	144,134
2.55%, 2/15/2031	200,000	166,487
3.40%, 10/15/2052	67,000	48,560
		361,135
TOTAL CORPORATE BONDS (Cost $14,855,941)		13,128,015

SHORT-TERM INVESTMENTS - 2.5%

REPURCHASE AGREEMENTS(c) - 2.5%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $339,734
(Cost $339,711)	339,711	339,711

Total Investments - 100.9% (Cost $15,195,652)		13,467,726
Liabilities in excess of other assets - (0.9%)		(121,216)
Net Assets - 100.0%		13,346,510

(a)	Represents less than 0.05% of net assets.
(b)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2022.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Aerospace & Defense - 1.6%
General Dynamics Corp.	724,718	165,909,692

Air Freight & Logistics - 1.6%
Expeditors International of Washington, Inc.	1,552,737	159,761,110

Beverages - 4.7%
Brown-Forman Corp., Class B	2,205,697	160,354,172
Coca-Cola Co. (The)	2,550,575	157,395,983
PepsiCo, Inc.	926,076	159,535,113
		477,285,268
Biotechnology - 1.4%
AbbVie, Inc.	1,058,054	142,265,941

Building Products - 1.5%
A O Smith Corp.	2,662,542	150,300,496

Capital Markets - 4.7%
Franklin Resources, Inc.	6,209,084	161,870,820
S&P Global, Inc.	434,025	152,854,924
T. Rowe Price Group, Inc.(a)	1,297,406	155,688,720
		470,414,464
Chemicals - 9.6%
Air Products and Chemicals, Inc.	669,722	169,071,319
Albemarle Corp.	709,335	190,073,407
Ecolab, Inc.	963,799	157,899,190
Linde plc	550,149	155,615,146
PPG Industries, Inc.	1,229,860	156,167,623
Sherwin-Williams Co. (The)	606,495	140,767,489
		969,594,174
Commercial Services & Supplies - 1.6%
Cintas Corp.	395,957	161,091,146

Containers & Packaging - 1.5%
Amcor plc	12,467,445	149,734,014

Distributors - 1.7%
Genuine Parts Co.	1,087,201	169,614,228

Electric Utilities - 1.7%
NextEra Energy, Inc.	1,957,510	166,505,801

Electrical Equipment - 1.5%
Emerson Electric Co.	1,890,368	154,518,680

Equity Real Estate Investment Trusts (REITs) - 4.5%
Essex Property Trust, Inc.	573,719	152,069,958
Federal Realty Investment Trust	1,530,339	154,977,430
Realty Income Corp.	2,201,385	150,310,568
		457,357,956
Food & Staples Retailing - 4.4%
Sysco Corp.	1,808,539	148,698,077
Walgreens Boots Alliance, Inc.	4,063,369	142,461,717
Walmart, Inc.	1,188,179	157,493,126
		448,652,920
Food Products - 5.0%
Archer-Daniels-Midland Co.	2,127,435	186,980,262
Hormel Foods Corp.	3,300,903	165,969,403
McCormick & Co., Inc. (Non-Voting)	1,867,673	157,015,269
		509,964,934
Gas Utilities - 1.6%
Atmos Energy Corp.	1,385,887	157,131,868

Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	1,438,555	147,667,671
Becton Dickinson and Co.	648,788	163,767,067
Medtronic plc	1,731,590	152,241,393
		463,676,131
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	2,755,991	194,903,684

Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	618,488	156,032,153

Household Products - 7.5%
Church & Dwight Co., Inc.	1,670,102	139,804,238
Clorox Co. (The)	1,062,490	153,359,807
Colgate-Palmolive Co.	2,027,750	158,590,328
Kimberly-Clark Corp.	1,186,480	151,299,930
Procter & Gamble Co. (The)	1,098,376	151,509,985
		754,564,288
Industrial Conglomerates - 1.4%
3M Co.(a)	1,171,023	145,616,710

Insurance - 6.2%
Aflac, Inc.	2,841,713	168,854,587
Brown & Brown, Inc.	2,534,936	159,802,365
Chubb Ltd.	853,144	161,286,873
Cincinnati Financial Corp.	1,417,392	137,430,328
		627,374,153
IT Services - 3.3%
Automatic Data Processing, Inc.	712,947	174,251,376
International Business Machines Corp.	1,224,866	157,334,038
		331,585,414
Life Sciences Tools & Services - 1.5%
West Pharmaceutical Services, Inc.	500,859	148,599,857

Machinery - 7.3%
Caterpillar, Inc.	879,460	162,445,057
Dover Corp.	1,221,435	152,630,517
Illinois Tool Works, Inc.	820,053	159,770,926
Pentair plc	3,342,369	148,735,420
Stanley Black & Decker, Inc.	1,357,727	119,615,749
		743,197,669
Metals & Mining - 1.7%
Nucor Corp.	1,310,614	174,233,025

Multiline Retail - 1.6%
Target Corp.	995,756	159,659,517

Multi-Utilities - 1.6%
Consolidated Edison, Inc.	1,699,373	166,096,717

Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp.	1,089,266	172,169,384
Exxon Mobil Corp.	1,803,970	172,441,492
		344,610,876

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Pharmaceuticals - 1.5%
Johnson & Johnson	912,675	147,250,985

Software - 1.5%
Roper Technologies, Inc.	382,283	153,899,490

Specialty Retail - 1.5%
Lowe's Cos., Inc.	803,242	155,941,402

Textiles, Apparel & Luxury Goods - 1.4%
VF Corp.	3,309,945	137,197,220

Trading Companies & Distributors - 1.8%
WW Grainger, Inc.	331,497	183,960,945

TOTAL COMMON STOCKS (Cost $9,811,854,823)		10,098,502,928

SECURITIES LENDING REINVESTMENTS(b) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $35,745,008)	35,745,008	35,745,008

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.0%(c)

REPURCHASE AGREEMENTS(d) - 0.0%(c)
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $4,637,530
(Cost $4,637,245)	4,637,245	4,637,245

Total Investments - 100.2% (Cost $9,852,237,076)		10,138,885,181
Liabilities in excess of other assets - (0.2%)		(16,955,538)
Net Assets - 100.0%		10,121,929,643

(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $34,877,736, collateralized in the form of cash with a value of $35,745,008 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $16,093 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.75%, and maturity dates ranging from December 15, 2022 – February 15, 2049. The total value of collateral is $35,761,101.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $35,745,008.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Aerospace & Defense - 1.7%
Boeing Co. (The)*	419	67,145
General Dynamics Corp.	173	39,605
Howmet Aerospace, Inc.	283	10,027
Huntington Ingalls Industries, Inc.	30	6,908
L3Harris Technologies, Inc.	145	33,087
Lockheed Martin Corp.	178	74,780
Northrop Grumman Corp.	110	52,579
Raytheon Technologies Corp.	1,119	100,430
Textron, Inc.	162	10,105
TransDigm Group, Inc.	39	23,415
		418,081
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	96	10,959
Expeditors International of Washington, Inc.	126	12,964
FedEx Corp.	179	37,735
United Parcel Service, Inc., Class B	553	107,564
		169,222
Airlines - 0.2%
Alaska Air Group, Inc.*	95	4,138
American Airlines Group, Inc.*	489	6,352
Delta Air Lines, Inc.*	483	15,007
Southwest Airlines Co.*	446	16,368
United Airlines Holdings, Inc.*	246	8,613
		50,478
Auto Components - 0.1%
Aptiv plc*	204	19,060
BorgWarner, Inc.	180	6,786
		25,846
Automobiles - 2.5%
Ford Motor Co.	2,972	45,293
General Motors Co.	1,097	41,916
Tesla, Inc.*	1,896	522,557
		609,766
Banks - 3.9%
Bank of America Corp.	5,336	179,343
Citigroup, Inc.	1,462	71,360
Citizens Financial Group, Inc.	369	13,535
Comerica, Inc.	98	7,869
Fifth Third Bancorp	516	17,621
First Republic Bank	135	20,497
Huntington Bancshares, Inc.	1,083	14,512
JPMorgan Chase & Co.	2,211	251,457
KeyCorp	702	12,418
M&T Bank Corp.	135	24,540
PNC Financial Services Group, Inc. (The)	311	49,138
Regions Financial Corp.	703	15,234
Signature Bank	47	8,195
SVB Financial Group*	44	17,887
Truist Financial Corp.	1,002	46,934
US Bancorp	1,018	46,431
Wells Fargo & Co.	2,853	124,705
Zions Bancorp NA	114	6,274
		927,950
Beverages - 1.9%
Brown-Forman Corp., Class B	138	10,033
Coca-Cola Co. (The)	2,937	181,242
Constellation Brands, Inc., Class A	123	30,264
Keurig Dr Pepper, Inc.	555	21,157
Molson Coors Beverage Co., Class B	142	7,337
Monster Beverage Corp.*	283	25,139
PepsiCo, Inc.	1,041	179,333
		454,505
Biotechnology - 2.1%
AbbVie, Inc.	1,330	178,832
Amgen, Inc.	402	96,600
Biogen, Inc.*	110	21,492
Gilead Sciences, Inc.	944	59,916
Incyte Corp.*	142	10,001
Moderna, Inc.*	260	34,390
Regeneron Pharmaceuticals, Inc.*	81	47,066
Vertex Pharmaceuticals, Inc.*	193	54,380
		502,677
Building Products - 0.4%
A O Smith Corp.	98	5,532
Allegion plc	66	6,277
Carrier Global Corp.	638	24,959
Fortune Brands Home & Security, Inc.	98	6,020
Johnson Controls International plc	524	28,369
Masco Corp.	178	9,055
Trane Technologies plc	176	27,116
		107,328
Capital Markets - 3.1%
Ameriprise Financial, Inc.	83	22,245
Bank of New York Mellon Corp. (The)	559	23,215
BlackRock, Inc.	107	71,304
Cboe Global Markets, Inc.	80	9,438
Charles Schwab Corp. (The)	1,135	80,528
CME Group, Inc.	271	53,010
FactSet Research Systems, Inc.	29	12,567
Franklin Resources, Inc.	211	5,501
Goldman Sachs Group, Inc. (The)	259	86,161
Intercontinental Exchange, Inc.	420	42,357
Invesco Ltd.	253	4,167
MarketAxess Holdings, Inc.	28	6,960
Moody's Corp.	121	34,427
Morgan Stanley	1,053	89,737
MSCI, Inc.	61	27,404
Nasdaq, Inc.	261	15,537
Northern Trust Corp.	157	14,929
Raymond James Financial, Inc.	146	15,238
S&P Global, Inc.	261	91,919
State Street Corp.	276	18,865
T. Rowe Price Group, Inc.	171	20,520
		746,029
Chemicals - 1.9%
Air Products and Chemicals, Inc.	167	42,159
Albemarle Corp.	88	23,581
Celanese Corp.	82	9,091
CF Industries Holdings, Inc.	157	16,243
Corteva, Inc.	545	33,479
Dow, Inc.	548	27,948
DuPont de Nemours, Inc.	383	21,310
Eastman Chemical Co.	97	8,827
Ecolab, Inc.	187	30,636
FMC Corp.	95	10,268
International Flavors & Fragrances, Inc.	192	21,212

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Linde plc	379	107,204
LyondellBasell Industries NV, Class A	195	16,185
Mosaic Co. (The)	272	14,653
PPG Industries, Inc.	178	22,602
Sherwin-Williams Co. (The)	180	41,778
		447,176
Commercial Services & Supplies - 0.5%
Cintas Corp.	65	26,444
Copart, Inc.*	161	19,264
Republic Services, Inc.	157	22,407
Rollins, Inc.	171	5,773
Waste Management, Inc.	288	48,681
		122,569
Communications Equipment - 0.9%
Arista Networks, Inc.*	169	20,260
Cisco Systems, Inc.	3,127	139,839
F5, Inc.*	46	7,225
Juniper Networks, Inc.	243	6,906
Motorola Solutions, Inc.	126	30,670
		204,900
Construction & Engineering - 0.1%
Quanta Services, Inc.	108	15,260

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	47	16,342
Vulcan Materials Co.	100	16,649
		32,991
Consumer Finance - 0.6%
American Express Co.	459	69,768
Capital One Financial Corp.	296	31,323
Discover Financial Services	211	21,203
Synchrony Financial	377	12,347
		134,641
Containers & Packaging - 0.3%
Amcor plc	1,131	13,583
Avery Dennison Corp.	62	11,385
Ball Corp.	241	13,450
International Paper Co.	279	11,612
Packaging Corp. of America	71	9,722
Sealed Air Corp.	110	5,919
Westrock Co.	192	7,793
		73,464
Distributors - 0.2%
Genuine Parts Co.	107	16,693
LKQ Corp.	196	10,431
Pool Corp.	30	10,176
		37,300
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc., Class B*	1,362	382,450

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	5,388	94,506
Lumen Technologies, Inc.	700	6,972
Verizon Communications, Inc.	3,161	132,161
		233,639
Electric Utilities - 2.1%
Alliant Energy Corp.	189	11,537
American Electric Power Co., Inc.	387	38,777
Constellation Energy Corp.	246	20,071
Duke Energy Corp.	579	61,901
Edison International	287	19,450
Entergy Corp.	153	17,641
Evergy, Inc.	173	11,856
Eversource Energy	260	23,319
Exelon Corp.	738	32,406
FirstEnergy Corp.	430	17,007
NextEra Energy, Inc.	1,479	125,804
NRG Energy, Inc.	179	7,389
Pinnacle West Capital Corp.	85	6,405
PPL Corp.	554	16,110
Southern Co. (The)	800	61,656
Xcel Energy, Inc.	410	30,442
		501,771
Electrical Equipment - 0.5%
AMETEK, Inc.	174	20,908
Eaton Corp. plc	300	40,992
Emerson Electric Co.	447	36,538
Generac Holdings, Inc.*	48	10,579
Rockwell Automation, Inc.	88	20,851
		129,868
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	449	33,015
CDW Corp.	102	17,411
Corning, Inc.	572	19,631
Keysight Technologies, Inc.*	137	22,453
TE Connectivity Ltd.	242	30,543
Teledyne Technologies, Inc.*	35	12,892
Trimble, Inc.*	188	11,891
Zebra Technologies Corp., Class A*	40	12,066
		159,902
Entertainment - 1.4%
Activision Blizzard, Inc.	589	46,230
Electronic Arts, Inc.	212	26,896
Live Nation Entertainment, Inc.*	103	9,307
Netflix, Inc.*	334	74,669
Take-Two Interactive Software, Inc.*	119	14,585
Walt Disney Co. (The)*	1,371	153,662
Warner Bros Discovery, Inc.*	1,662	22,005
		347,354
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	112	17,181
American Tower Corp.	350	88,917
AvalonBay Communities, Inc.	105	21,096
Boston Properties, Inc.	107	8,499
Camden Property Trust	80	10,281
Crown Castle, Inc.	326	55,691
Digital Realty Trust, Inc.	214	26,457
Duke Realty Corp.	289	17,008
Equinix, Inc.	69	45,358
Equity Residential	258	18,880
Essex Property Trust, Inc.	49	12,988
Extra Space Storage, Inc.	101	20,072
Federal Realty Investment Trust	54	5,469
Healthpeak Properties, Inc.	406	10,657
Host Hotels & Resorts, Inc.	538	9,560
Iron Mountain, Inc.	219	11,522
Kimco Realty Corp.	465	9,802
Mid-America Apartment Communities, Inc.	87	14,413
Prologis, Inc.	557	69,352
Public Storage	115	38,045
Realty Income Corp.	453	30,931

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Regency Centers Corp.	117	7,118
SBA Communications Corp.	81	26,345
Simon Property Group, Inc.	247	25,189
UDR, Inc.	225	10,096
Ventas, Inc.	301	14,406
VICI Properties, Inc.	725	23,918
Vornado Realty Trust	120	3,146
Welltower, Inc.	342	26,214
Weyerhaeuser Co.	560	19,130
		697,741
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	334	174,382
Kroger Co. (The)	494	23,682
Sysco Corp.	383	31,490
Walgreens Boots Alliance, Inc.	540	18,933
Walmart, Inc.	1,057	140,105
		388,592
Food Products - 1.2%
Archer-Daniels-Midland Co.	424	37,265
Campbell Soup Co.	152	7,658
Conagra Brands, Inc.	361	12,411
General Mills, Inc.	453	34,790
Hershey Co. (The)	110	24,714
Hormel Foods Corp.	213	10,710
J M Smucker Co. (The)	82	11,479
Kellogg Co.	191	13,893
Kraft Heinz Co. (The)	534	19,972
Lamb Weston Holdings, Inc.	109	8,669
McCormick & Co., Inc. (Non-Voting)	188	15,805
Mondelez International, Inc., Class A	1,042	64,458
Tyson Foods, Inc., Class A	219	16,508
		278,332
Gas Utilities - 0.1%
Atmos Energy Corp.	105	11,905

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	1,318	135,293
ABIOMED, Inc.*	34	8,816
Align Technology, Inc.*	55	13,403
Baxter International, Inc.	379	21,777
Becton Dickinson and Co.	215	54,270
Boston Scientific Corp.*	1,076	43,374
Cooper Cos., Inc. (The)	37	10,635
DENTSPLY SIRONA, Inc.	162	5,309
Dexcom, Inc.*	295	24,252
Edwards Lifesciences Corp.*	468	42,167
Hologic, Inc.*	188	12,701
IDEXX Laboratories, Inc.*	63	21,900
Intuitive Surgical, Inc.*	270	55,550
Medtronic plc	1,010	88,799
ResMed, Inc.	110	24,191
STERIS plc	75	15,103
Stryker Corp.	253	51,916
Teleflex, Inc.	35	7,919
Zimmer Biomet Holdings, Inc.	158	16,799
		654,174
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	114	16,708
Cardinal Health, Inc.	205	14,498
Centene Corp.*	440	39,486
Cigna Corp.	239	67,744
CVS Health Corp.	987	96,874
DaVita, Inc.*	46	3,923
Elevance Health, Inc.	181	87,805
HCA Healthcare, Inc.	171	33,836
Henry Schein, Inc.*	104	7,635
Humana, Inc.	95	45,769
Laboratory Corp. of America Holdings	70	15,769
McKesson Corp.	109	40,003
Molina Healthcare, Inc.*	44	14,844
Quest Diagnostics, Inc.	88	11,027
UnitedHealth Group, Inc.	706	366,647
Universal Health Services, Inc., Class B	51	4,990
		867,558
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc.*	31	58,150
Caesars Entertainment, Inc.*	161	6,942
Carnival Corp.*	735	6,953
Chipotle Mexican Grill, Inc.*	21	33,533
Darden Restaurants, Inc.	94	11,629
Domino's Pizza, Inc.	27	10,040
Expedia Group, Inc.*	114	11,702
Hilton Worldwide Holdings, Inc.	209	26,618
Las Vegas Sands Corp.*	259	9,746
Marriott International, Inc., Class A	207	31,824
McDonald's Corp.	557	140,520
MGM Resorts International	266	8,682
Norwegian Cruise Line Holdings Ltd.*(a)	315	4,120
Penn Entertainment, Inc.*	123	3,841
Royal Caribbean Cruises Ltd.*	169	6,904
Starbucks Corp.	863	72,553
Wynn Resorts Ltd.*	79	4,787
Yum! Brands, Inc.	215	23,917
		472,461
Household Durables - 0.3%
DR Horton, Inc.	241	17,147
Garmin Ltd.	115	10,176
Lennar Corp., Class A	195	15,103
Mohawk Industries, Inc.*	39	4,304
Newell Brands, Inc.	277	4,945
NVR, Inc.*	2	8,280
PulteGroup, Inc.	179	7,278
Whirlpool Corp.	42	6,577
		73,810
Household Products - 1.5%
Church & Dwight Co., Inc.	183	15,319
Clorox Co. (The)	93	13,424
Colgate-Palmolive Co.	631	49,350
Kimberly-Clark Corp.	254	32,390
Procter & Gamble Co. (The)	1,806	249,120
		359,603
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	503	12,801

Industrial Conglomerates - 0.9%
3M Co.(a)	428	53,222
General Electric Co.	828	60,808
Honeywell International, Inc.	512	96,947
		210,977
Insurance - 2.2%
Aflac, Inc.	446	26,501

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Allstate Corp. (The)	207	24,943
American International Group, Inc.	596	30,843
Aon plc, Class A	160	44,682
Arthur J Gallagher & Co.	158	28,688
Assurant, Inc.	41	6,498
Brown & Brown, Inc.	176	11,095
Chubb Ltd.	319	60,307
Cincinnati Financial Corp.	112	10,860
Everest Re Group Ltd.	30	8,071
Globe Life, Inc.	68	6,609
Hartford Financial Services Group, Inc. (The)	248	15,949
Lincoln National Corp.	122	5,619
Loews Corp.	146	8,075
Marsh & McLennan Cos., Inc.	378	60,998
MetLife, Inc.	520	33,452
Principal Financial Group, Inc.	177	13,233
Progressive Corp. (The)	440	53,966
Prudential Financial, Inc.	282	27,001
Travelers Cos., Inc. (The)	181	29,257
W R Berkley Corp.	158	10,238
Willis Towers Watson plc	84	17,374
		534,259
Interactive Media & Services - 5.3%
Alphabet, Inc., Class A*	4,528	490,020
Alphabet, Inc., Class C*	4,151	453,082
Match Group, Inc.*	215	12,154
Meta Platforms, Inc., Class A*	1,726	281,217
Twitter, Inc.*	574	22,242
		1,258,715
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc.*	6,586	834,907
eBay, Inc.	421	18,579
Etsy, Inc.*	96	10,139
		863,625
IT Services - 4.6%
Accenture plc, Class A	477	137,595
Akamai Technologies, Inc.*	121	10,924
Automatic Data Processing, Inc.	314	76,745
Broadridge Financial Solutions, Inc.	88	15,063
Cognizant Technology Solutions Corp., Class A	392	24,763
DXC Technology Co.*	184	4,559
EPAM Systems, Inc.*	43	18,339
Fidelity National Information Services, Inc.	460	42,030
Fiserv, Inc.*	438	44,321
FleetCor Technologies, Inc.*	58	12,327
Gartner, Inc.*	61	17,404
Global Payments, Inc.	212	26,337
International Business Machines Corp.	677	86,961
Jack Henry & Associates, Inc.	55	10,571
Mastercard, Inc., Class A	646	209,543
Paychex, Inc.	242	29,848
PayPal Holdings, Inc.*	872	81,480
VeriSign, Inc.*	72	13,120
Visa, Inc., Class A	1,239	246,202
		1,108,132
Leisure Products - 0.0%(b)
Hasbro, Inc.	99	7,803

Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	226	28,984
Bio-Rad Laboratories, Inc., Class A*	16	7,761
Bio-Techne Corp.	30	9,954
Charles River Laboratories International, Inc.*	38	7,799
Danaher Corp.	487	131,446
Illumina, Inc.*	118	23,794
IQVIA Holdings, Inc.*	142	30,198
Mettler-Toledo International, Inc.*	17	20,612
PerkinElmer, Inc.	95	12,831
Thermo Fisher Scientific, Inc.	295	160,869
Waters Corp.*	45	13,437
West Pharmaceutical Services, Inc.	56	16,615
		464,300
Machinery - 1.7%
Caterpillar, Inc.	401	74,069
Cummins, Inc.	106	22,829
Deere & Co.	210	76,702
Dover Corp.	109	13,621
Fortive Corp.	270	17,099
IDEX Corp.	57	11,469
Illinois Tool Works, Inc.	213	41,499
Ingersoll Rand, Inc.	306	14,495
Nordson Corp.	41	9,314
Otis Worldwide Corp.	318	22,966
PACCAR, Inc.	262	22,928
Parker-Hannifin Corp.	97	25,705
Pentair plc	124	5,518
Snap-on, Inc.	40	8,714
Stanley Black & Decker, Inc.	114	10,043
Westinghouse Air Brake Technologies Corp.	137	12,008
Xylem, Inc.	136	12,390
		401,369
Media - 0.9%
Charter Communications, Inc., Class A*	87	35,899
Comcast Corp., Class A	3,365	121,779
DISH Network Corp., Class A*(a)	189	3,279
Fox Corp., Class A	235	8,032
Fox Corp., Class B	109	3,447
Interpublic Group of Cos., Inc. (The)	296	8,181
News Corp., Class A	292	4,941
News Corp., Class B	91	1,569
Omnicom Group, Inc.	155	10,369
Paramount Global, Class B	458	10,713
		208,209
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	1,091	32,294
Newmont Corp.	597	24,692
Nucor Corp.	200	26,588
		83,574
Multiline Retail - 0.5%
Dollar General Corp.	172	40,836
Dollar Tree, Inc.*	169	22,930
Target Corp.	348	55,798
		119,564
Multi-Utilities - 1.0%
Ameren Corp.	194	17,968
CenterPoint Energy, Inc.	474	14,945

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
CMS Energy Corp.	218	14,724
Consolidated Edison, Inc.	267	26,097
Dominion Energy, Inc.	611	49,980
DTE Energy Co.	146	19,030
NiSource, Inc.	305	9,000
Public Service Enterprise Group, Inc.	376	24,199
Sempra Energy	237	39,098
WEC Energy Group, Inc.	237	24,444
		239,485
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	174	44,262

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	1,602	107,991
Catalent, Inc.*	135	11,880
Eli Lilly & Co.	594	178,931
Johnson & Johnson	1,981	319,614
Merck & Co., Inc.	1,903	162,440
Organon & Co.	191	5,449
Pfizer, Inc.	4,223	191,006
Viatris, Inc.	912	8,710
Zoetis, Inc.	354	55,412
		1,041,433
Professional Services - 0.3%
Equifax, Inc.	92	17,365
Jacobs Solutions, Inc.	97	12,084
Leidos Holdings, Inc.	103	9,790
Nielsen Holdings plc	271	7,545
Robert Half International, Inc.	83	6,389
Verisk Analytics, Inc.	119	22,272
		75,445
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	246	19,424

Road & Rail - 1.0%
CSX Corp.	1,637	51,811
JB Hunt Transport Services, Inc.	63	10,963
Norfolk Southern Corp.	179	43,520
Old Dominion Freight Line, Inc.	69	18,728
Union Pacific Corp.	473	106,193
		231,215
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc.*	1,220	103,541
Analog Devices, Inc.	394	59,703
Applied Materials, Inc.	665	62,556
Broadcom, Inc.	307	153,227
Enphase Energy, Inc.*	102	29,217
Intel Corp.	3,078	98,250
KLA Corp.	112	38,543
Lam Research Corp.	104	45,543
Microchip Technology, Inc.	418	27,274
Micron Technology, Inc.	840	47,485
Monolithic Power Systems, Inc.	33	14,955
NVIDIA Corp.	1,885	284,522
NXP Semiconductors NV	198	32,587
ON Semiconductor Corp.*	327	22,488
Qorvo, Inc.*	82	7,362
QUALCOMM, Inc.	843	111,504
Skyworks Solutions, Inc.	121	11,924
SolarEdge Technologies, Inc.*	42	11,591
Teradyne, Inc.	121	10,241
Texas Instruments, Inc.	694	114,656
		1,287,169
Software - 9.2%
Adobe, Inc.*	356	132,945
ANSYS, Inc.*	65	16,140
Autodesk, Inc.*	164	33,085
Cadence Design Systems, Inc.*	208	36,144
Ceridian HCM Holding, Inc.*	103	6,143
Citrix Systems, Inc.	94	9,660
Fortinet, Inc.*	501	24,394
Intuit, Inc.	213	91,969
Microsoft Corp.	5,629	1,471,815
NortonLifeLock, Inc.	438	9,894
Oracle Corp.	1,185	87,868
Paycom Software, Inc.*	36	12,643
PTC, Inc.*	79	9,076
Roper Technologies, Inc.	80	32,206
Salesforce, Inc.*	748	116,778
ServiceNow, Inc.*	151	65,628
Synopsys, Inc.*	115	39,792
Tyler Technologies, Inc.*	31	11,517
		2,207,697
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	46	7,758
AutoZone, Inc.*	15	31,788
Bath & Body Works, Inc.	180	6,719
Best Buy Co., Inc.	152	10,745
CarMax, Inc.*	121	10,701
Home Depot, Inc. (The)	778	224,391
Lowe's Cos., Inc.	498	96,682
O'Reilly Automotive, Inc.*	49	34,159
Ross Stores, Inc.	264	22,775
TJX Cos., Inc. (The)	884	55,117
Tractor Supply Co.	84	15,553
Ulta Beauty, Inc.*	39	16,375
		532,763
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	11,573	1,819,507
Hewlett Packard Enterprise Co.	979	13,315
HP, Inc.	793	22,767
NetApp, Inc.	167	12,046
Seagate Technology Holdings plc(a)	149	9,977
Western Digital Corp.*	236	9,973
		1,887,585
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	955	101,660
PVH Corp.	51	2,869
Ralph Lauren Corp.	35	3,196
Tapestry, Inc.	190	6,599
VF Corp.	243	10,072
		124,396
Tobacco - 0.7%
Altria Group, Inc.	1,363	61,498
Philip Morris International, Inc.	1,167	111,437
		172,935
Trading Companies & Distributors - 0.2%
Fastenal Co.	433	21,793
United Rentals, Inc.*	54	15,770
WW Grainger, Inc.	32	17,758
		55,321

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Water Utilities - 0.1%
American Water Works Co., Inc.	137	20,338

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	443	63,774

TOTAL COMMON STOCKS (Cost $25,813,491)		23,915,913

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $49,428)	49,428	49,428

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $30,270
(Cost $30,269)	30,269	30,269

Total Investments - 100.1% (Cost $25,893,188)		23,995,610
Liabilities in excess of other assets - (0.1%)		(16,654)
Net Assets - 100.0%		23,978,956

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $64,862, collateralized in the form of cash with a value of $49,428 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $17,541 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $66,969.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $49,428.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 1.9%
Boeing Co. (The)*	186	29,806
General Dynamics Corp.	77	17,628
Howmet Aerospace, Inc.	126	4,464
Huntington Ingalls Industries, Inc.	13	2,993
L3Harris Technologies, Inc.	64	14,604
Lockheed Martin Corp.	79	33,189
Northrop Grumman Corp.	49	23,422
Raytheon Technologies Corp.	497	44,606
Textron, Inc.	72	4,491
TransDigm Group, Inc.	17	10,207
		185,410
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	43	4,908
Expeditors International of Washington, Inc.	56	5,762
FedEx Corp.	80	16,865
United Parcel Service, Inc., Class B	245	47,655
		75,190
Airlines - 0.2%
Alaska Air Group, Inc.*	42	1,829
American Airlines Group, Inc.*	217	2,819
Delta Air Lines, Inc.*	214	6,649
Southwest Airlines Co.*	198	7,267
United Airlines Holdings, Inc.*	109	3,816
		22,380
Auto Components - 0.1%
Aptiv plc*	91	8,502
BorgWarner, Inc.	80	3,016
		11,518
Automobiles - 2.8%
Ford Motor Co.	1,319	20,102
General Motors Co.	487	18,608
Tesla, Inc.*	840	231,512
		270,222
Beverages - 2.1%
Brown-Forman Corp., Class B	61	4,435
Coca-Cola Co. (The)	1,303	80,408
Constellation Brands, Inc., Class A	54	13,287
Keurig Dr Pepper, Inc.	246	9,377
Molson Coors Beverage Co., Class B	63	3,255
Monster Beverage Corp.*	126	11,193
PepsiCo, Inc.	462	79,589
		201,544
Biotechnology - 2.3%
AbbVie, Inc.	590	79,331
Amgen, Inc.	178	42,774
Biogen, Inc.*	49	9,574
Gilead Sciences, Inc.	419	26,594
Incyte Corp.*	63	4,437
Moderna, Inc.*	116	15,343
Regeneron Pharmaceuticals, Inc.*	36	20,918
Vertex Pharmaceuticals, Inc.*	85	23,950
		222,921
Building Products - 0.5%
A O Smith Corp.	43	2,427
Allegion plc	29	2,758
Carrier Global Corp.	283	11,071
Fortune Brands Home & Security, Inc.	44	2,703
Johnson Controls International plc	232	12,561
Masco Corp.	79	4,019
Trane Technologies plc	78	12,017
		47,556
Chemicals - 2.1%
Air Products and Chemicals, Inc.	74	18,681
Albemarle Corp.	39	10,451
Celanese Corp.	36	3,991
CF Industries Holdings, Inc.	70	7,242
Corteva, Inc.	242	14,866
Dow, Inc.	243	12,393
DuPont de Nemours, Inc.	170	9,459
Eastman Chemical Co.	43	3,913
Ecolab, Inc.	83	13,598
FMC Corp.	42	4,539
International Flavors & Fragrances, Inc.	85	9,391
Linde plc	168	47,521
LyondellBasell Industries NV, Class A	86	7,138
Mosaic Co. (The)	121	6,518
PPG Industries, Inc.	79	10,031
Sherwin-Williams Co. (The)	80	18,568
		198,300
Commercial Services & Supplies - 0.6%
Cintas Corp.	29	11,798
Copart, Inc.*	71	8,495
Republic Services, Inc.	70	9,991
Rollins, Inc.	76	2,566
Waste Management, Inc.	128	21,636
		54,486
Communications Equipment - 0.9%
Arista Networks, Inc.*	75	8,991
Cisco Systems, Inc.	1,388	62,071
F5, Inc.*	20	3,141
Juniper Networks, Inc.	108	3,070
Motorola Solutions, Inc.	56	13,631
		90,904
Construction & Engineering - 0.1%
Quanta Services, Inc.	48	6,782

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21	7,302
Vulcan Materials Co.	44	7,325
		14,627
Containers & Packaging - 0.3%
Amcor plc	502	6,029
Avery Dennison Corp.	27	4,958
Ball Corp.	107	5,972
International Paper Co.	124	5,161
Packaging Corp. of America	31	4,244
Sealed Air Corp.	49	2,637
Westrock Co.	85	3,450
		32,451
Distributors - 0.2%
Genuine Parts Co.	47	7,333
LKQ Corp.	87	4,630
Pool Corp.	13	4,409
		16,372
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	2,392	41,956

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Lumen Technologies, Inc.	311	3,098
Verizon Communications, Inc.	1,403	58,659
		103,713
Electric Utilities - 2.3%
Alliant Energy Corp.	84	5,127
American Electric Power Co., Inc.	172	17,235
Constellation Energy Corp.	109	8,893
Duke Energy Corp.	257	27,476
Edison International	127	8,607
Entergy Corp.	68	7,840
Evergy, Inc.	77	5,277
Eversource Energy	115	10,314
Exelon Corp.	327	14,359
FirstEnergy Corp.	191	7,554
NextEra Energy, Inc.	656	55,799
NRG Energy, Inc.	79	3,261
Pinnacle West Capital Corp.	38	2,863
PPL Corp.	246	7,154
Southern Co. (The)	355	27,360
Xcel Energy, Inc.	182	13,514
		222,633
Electrical Equipment - 0.6%
AMETEK, Inc.	77	9,252
Eaton Corp. plc	133	18,173
Emerson Electric Co.	198	16,184
Generac Holdings, Inc.*	21	4,629
Rockwell Automation, Inc.	39	9,241
		57,479
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	199	14,632
CDW Corp.	45	7,682
Corning, Inc.	254	8,717
Keysight Technologies, Inc.*	61	9,997
TE Connectivity Ltd.	108	13,631
Teledyne Technologies, Inc.*	16	5,894
Trimble, Inc.*	84	5,313
Zebra Technologies Corp., Class A*	18	5,430
		71,296
Energy Equipment & Services - 0.4%
Baker Hughes Co.	312	7,881
Halliburton Co.	301	9,069
Schlumberger NV	472	18,007
		34,957
Entertainment - 1.6%
Activision Blizzard, Inc.	261	20,486
Electronic Arts, Inc.	94	11,926
Live Nation Entertainment, Inc.*	46	4,156
Netflix, Inc.*	148	33,087
Take-Two Interactive Software, Inc.*	53	6,496
Walt Disney Co. (The)*	608	68,145
Warner Bros Discovery, Inc.*	738	9,771
		154,067
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	148	77,271
Kroger Co. (The)	219	10,499
Sysco Corp.	170	13,977
Walgreens Boots Alliance, Inc.	239	8,379
Walmart, Inc.	469	62,166
		172,292
Food Products - 1.3%
Archer-Daniels-Midland Co.	188	16,523
Campbell Soup Co.	68	3,426
Conagra Brands, Inc.	160	5,501
General Mills, Inc.	201	15,437
Hershey Co. (The)	49	11,009
Hormel Foods Corp.	95	4,776
J M Smucker Co. (The)	36	5,040
Kellogg Co.	85	6,183
Kraft Heinz Co. (The)	237	8,864
Lamb Weston Holdings, Inc.	48	3,817
McCormick & Co., Inc. (Non-Voting)	84	7,062
Mondelez International, Inc., Class A	462	28,579
Tyson Foods, Inc., Class A	97	7,312
		123,529
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	46	5,216

Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	585	60,050
ABIOMED, Inc.*	15	3,889
Align Technology, Inc.*	24	5,849
Baxter International, Inc.	168	9,653
Becton Dickinson and Co.	95	23,980
Boston Scientific Corp.*	478	19,268
Cooper Cos., Inc. (The)	16	4,599
DENTSPLY SIRONA, Inc.	72	2,360
Dexcom, Inc.*	131	10,770
Edwards Lifesciences Corp.*	208	18,741
Hologic, Inc.*	83	5,608
IDEXX Laboratories, Inc.*	28	9,733
Intuitive Surgical, Inc.*	120	24,689
Medtronic plc	448	39,388
ResMed, Inc.	49	10,776
STERIS plc	33	6,646
Stryker Corp.	112	22,982
Teleflex, Inc.	16	3,620
Zimmer Biomet Holdings, Inc.	70	7,442
		290,043
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	50	7,328
Cardinal Health, Inc.	91	6,436
Centene Corp.*	195	17,499
Cigna Corp.	106	30,046
CVS Health Corp.	438	42,990
DaVita, Inc.*	20	1,706
Elevance Health, Inc.	81	39,294
HCA Healthcare, Inc.	76	15,038
Henry Schein, Inc.*	46	3,377
Humana, Inc.	42	20,235
Laboratory Corp. of America Holdings	31	6,983
McKesson Corp.	49	17,983
Molina Healthcare, Inc.*	20	6,747
Quest Diagnostics, Inc.	39	4,887
UnitedHealth Group, Inc.	313	162,550
Universal Health Services, Inc., Class B	22	2,152
		385,251
Hotels, Restaurants & Leisure - 2.2%
Booking Holdings, Inc.*	14	26,261
Caesars Entertainment, Inc.*	72	3,105
Carnival Corp.*	326	3,084

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Chipotle Mexican Grill, Inc.*	9	14,371
Darden Restaurants, Inc.	42	5,196
Domino's Pizza, Inc.	12	4,462
Expedia Group, Inc.*	51	5,235
Hilton Worldwide Holdings, Inc.	93	11,844
Las Vegas Sands Corp.*	115	4,327
Marriott International, Inc., Class A	92	14,144
McDonald's Corp.	247	62,313
MGM Resorts International	118	3,852
Norwegian Cruise Line Holdings Ltd.*(b)	140	1,831
Penn Entertainment, Inc.*	55	1,718
Royal Caribbean Cruises Ltd.*	75	3,064
Starbucks Corp.	383	32,199
Wynn Resorts Ltd.*	35	2,121
Yum! Brands, Inc.	95	10,568
		209,695
Household Durables - 0.3%
DR Horton, Inc.	107	7,613
Garmin Ltd.	51	4,513
Lennar Corp., Class A	86	6,661
Mohawk Industries, Inc.*	17	1,876
Newell Brands, Inc.	123	2,196
NVR, Inc.*	1	4,140
PulteGroup, Inc.	79	3,212
Whirlpool Corp.	19	2,975
		33,186
Household Products - 1.7%
Church & Dwight Co., Inc.	81	6,780
Clorox Co. (The)	41	5,918
Colgate-Palmolive Co.	280	21,899
Kimberly-Clark Corp.	113	14,410
Procter & Gamble Co. (The)	802	110,628
		159,635
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	223	5,675

Industrial Conglomerates - 1.0%
3M Co.	190	23,627
General Electric Co.	368	27,026
Honeywell International, Inc.	227	42,982
		93,635
Interactive Media & Services - 5.8%
Alphabet, Inc., Class A*	2,009	217,414
Alphabet, Inc., Class C*	1,842	201,054
Match Group, Inc.*	95	5,370
Meta Platforms, Inc., Class A*	766	124,805
Twitter, Inc.*	255	9,881
		558,524
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc.*	2,923	370,549
eBay, Inc.	187	8,252
Etsy, Inc.*	42	4,436
		383,237
IT Services - 5.1%
Accenture plc, Class A	212	61,154
Akamai Technologies, Inc.*	54	4,875
Automatic Data Processing, Inc.	140	34,217
Broadridge Financial Solutions, Inc.	39	6,676
Cognizant Technology Solutions Corp., Class A	174	10,992
DXC Technology Co.*	82	2,032
EPAM Systems, Inc.*	19	8,103
Fidelity National Information Services, Inc.	204	18,639
Fiserv, Inc.*	194	19,631
FleetCor Technologies, Inc.*	26	5,526
Gartner, Inc.*	27	7,704
Global Payments, Inc.	94	11,678
International Business Machines Corp.	300	38,535
Jack Henry & Associates, Inc.	24	4,613
Mastercard, Inc., Class A	287	93,094
Paychex, Inc.	107	13,197
PayPal Holdings, Inc.*	387	36,161
VeriSign, Inc.*	32	5,831
Visa, Inc., Class A	550	109,290
		491,948
Leisure Products - 0.0%(a)
Hasbro, Inc.	44	3,468

Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	100	12,825
Bio-Rad Laboratories, Inc., Class A*	7	3,395
Bio-Techne Corp.	13	4,314
Charles River Laboratories International, Inc.*	17	3,489
Danaher Corp.	216	58,301
Illumina, Inc.*	52	10,485
IQVIA Holdings, Inc.*	63	13,398
Mettler-Toledo International, Inc.*	8	9,700
PerkinElmer, Inc.	42	5,672
Thermo Fisher Scientific, Inc.	131	71,437
Waters Corp.*	20	5,972
West Pharmaceutical Services, Inc.	25	7,417
		206,405
Machinery - 1.8%
Caterpillar, Inc.	178	32,878
Cummins, Inc.	47	10,122
Deere & Co.	93	33,968
Dover Corp.	48	5,998
Fortive Corp.	120	7,600
IDEX Corp.	25	5,030
Illinois Tool Works, Inc.	95	18,509
Ingersoll Rand, Inc.	136	6,442
Nordson Corp.	18	4,089
Otis Worldwide Corp.	141	10,183
PACCAR, Inc.	116	10,151
Parker-Hannifin Corp.	43	11,395
Pentair plc	55	2,448
Snap-on, Inc.	18	3,922
Stanley Black & Decker, Inc.	50	4,405
Westinghouse Air Brake Technologies Corp.	61	5,347
Xylem, Inc.	60	5,466
		177,953
Media - 1.0%
Charter Communications, Inc., Class A*	39	16,092
Comcast Corp., Class A	1,493	54,032
DISH Network Corp., Class A*(b)	84	1,457
Fox Corp., Class A	104	3,555
Fox Corp., Class B	48	1,518

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Interpublic Group of Cos., Inc. (The)	132	3,648
News Corp., Class A	130	2,200
News Corp., Class B	40	690
Omnicom Group, Inc.	69	4,616
Paramount Global, Class B	203	4,748
		92,556
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	484	14,326
Newmont Corp.	265	10,960
Nucor Corp.	89	11,832
		37,118
Multiline Retail - 0.5%
Dollar General Corp.	76	18,044
Dollar Tree, Inc.*	75	10,176
Target Corp.	154	24,692
		52,912
Multi-Utilities - 1.1%
Ameren Corp.	86	7,965
CenterPoint Energy, Inc.	210	6,621
CMS Energy Corp.	97	6,552
Consolidated Edison, Inc.	118	11,533
Dominion Energy, Inc.	271	22,168
DTE Energy Co.	65	8,472
NiSource, Inc.	136	4,013
Public Service Enterprise Group, Inc.	167	10,748
Sempra Energy	105	17,322
WEC Energy Group, Inc.	105	10,830
		106,224
Oil, Gas & Consumable Fuels - 5.0%
APA Corp.	113	4,420
Chevron Corp.	656	103,687
ConocoPhillips	432	47,282
Coterra Energy, Inc.(b)	269	8,315
Devon Energy Corp.	205	14,477
Diamondback Energy, Inc.	56	7,464
EOG Resources, Inc.	196	23,775
Exxon Mobil Corp.	1,407	134,495
Hess Corp.	93	11,233
Kinder Morgan, Inc.	651	11,926
Marathon Oil Corp.	236	6,039
Marathon Petroleum Corp.	181	18,236
Occidental Petroleum Corp.	297	21,087
ONEOK, Inc.	149	9,123
Phillips 66	161	14,403
Pioneer Natural Resources Co.	75	18,992
Valero Energy Corp.	136	15,928
Williams Cos., Inc. (The)	407	13,850
		484,732
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	77	19,587

Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	711	47,929
Catalent, Inc.*	60	5,280
Eli Lilly & Co.	263	79,223
Johnson & Johnson	879	141,818
Merck & Co., Inc.	845	72,129
Organon & Co.	85	2,425
Pfizer, Inc.	1,874	84,761
Viatris, Inc.	405	3,868
Zoetis, Inc.	157	24,575
		462,008
Professional Services - 0.3%
Equifax, Inc.	41	7,739
Jacobs Solutions, Inc.	43	5,357
Leidos Holdings, Inc.	46	4,372
Nielsen Holdings plc	120	3,341
Robert Half International, Inc.	37	2,848
Verisk Analytics, Inc.	53	9,919
		33,576
Road & Rail - 1.1%
CSX Corp.	726	22,978
JB Hunt Transport Services, Inc.	28	4,873
Norfolk Southern Corp.	80	19,450
Old Dominion Freight Line, Inc.	31	8,414
Union Pacific Corp.	210	47,147
		102,862
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc.*	541	45,915
Analog Devices, Inc.	175	26,518
Applied Materials, Inc.	295	27,751
Broadcom, Inc.	136	67,879
Enphase Energy, Inc.*	45	12,890
Intel Corp.	1,366	43,603
KLA Corp.	50	17,206
Lam Research Corp.	46	20,144
Microchip Technology, Inc.	186	12,136
Micron Technology, Inc.	373	21,086
Monolithic Power Systems, Inc.	15	6,798
NVIDIA Corp.	836	126,186
NXP Semiconductors NV	88	14,483
ON Semiconductor Corp.*	145	9,971
Qorvo, Inc.*	36	3,232
QUALCOMM, Inc.	374	49,469
Skyworks Solutions, Inc.	54	5,322
SolarEdge Technologies, Inc.*	19	5,243
Teradyne, Inc.	54	4,570
Texas Instruments, Inc.	308	50,885
		571,287
Software - 10.2%
Adobe, Inc.*	158	59,004
ANSYS, Inc.*	29	7,201
Autodesk, Inc.*	73	14,727
Cadence Design Systems, Inc.*	92	15,987
Ceridian HCM Holding, Inc.*	46	2,743
Citrix Systems, Inc.	42	4,316
Fortinet, Inc.*	223	10,858
Intuit, Inc.	94	40,587
Microsoft Corp.	2,498	653,152
NortonLifeLock, Inc.	194	4,383
Oracle Corp.	526	39,003
Paycom Software, Inc.*	16	5,619
PTC, Inc.*	35	4,021
Roper Technologies, Inc.	35	14,090
Salesforce, Inc.*	332	51,832
ServiceNow, Inc.*	67	29,120
Synopsys, Inc.*	51	17,647
Tyler Technologies, Inc.*	14	5,201
		979,491
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	20	3,373
AutoZone, Inc.*	7	14,834
Bath & Body Works, Inc.	80	2,986

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Best Buy Co., Inc.	68	4,807
CarMax, Inc.*	54	4,776
Home Depot, Inc. (The)	345	99,505
Lowe's Cos., Inc.	221	42,905
O'Reilly Automotive, Inc.*	22	15,337
Ross Stores, Inc.	117	10,094
TJX Cos., Inc. (The)	392	24,441
Tractor Supply Co.	37	6,850
Ulta Beauty, Inc.*	17	7,138
		237,046
Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	5,136	807,482
Hewlett Packard Enterprise Co.	434	5,903
HP, Inc.	352	10,106
NetApp, Inc.	74	5,338
Seagate Technology Holdings plc	66	4,419
Western Digital Corp.*	105	4,437
		837,685
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	424	45,135
PVH Corp.	23	1,294
Ralph Lauren Corp.	15	1,370
Tapestry, Inc.	84	2,917
VF Corp.	108	4,476
		55,192
Tobacco - 0.8%
Altria Group, Inc.	605	27,297
Philip Morris International, Inc.	518	49,464
		76,761
Trading Companies & Distributors - 0.2%
Fastenal Co.	192	9,663
United Rentals, Inc.*	24	7,009
WW Grainger, Inc.	14	7,769
		24,441
Water Utilities - 0.1%
American Water Works Co., Inc.	61	9,055

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	197	28,360

TOTAL COMMON STOCKS (Cost $9,977,059)		9,605,393

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $523)	523	523

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $16,990
(Cost $16,990)	16,990	16,990

Total Investments - 99.8% (Cost $9,994,572)		9,622,906
Other assets less liabilities - 0.2%		14,882
Net Assets - 100.0%		9,637,788

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $10,090, collateralized in the form of cash with a value of $523 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $9,749 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $10,272.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $523.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 1.9%
Boeing Co. (The)*	104	16,666
General Dynamics Corp.	44	10,073
Howmet Aerospace, Inc.	71	2,516
Huntington Ingalls Industries, Inc.	7	1,612
L3Harris Technologies, Inc.	37	8,443
Lockheed Martin Corp.	45	18,905
Northrop Grumman Corp.	27	12,906
Raytheon Technologies Corp.	278	24,950
Textron, Inc.	40	2,495
TransDigm Group, Inc.	9	5,403
		103,969
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	24	2,740
Expeditors International of Washington, Inc.	32	3,293
FedEx Corp.	45	9,486
United Parcel Service, Inc., Class B	138	26,842
		42,361
Airlines - 0.2%
Alaska Air Group, Inc.*	24	1,045
American Airlines Group, Inc.*	123	1,598
Delta Air Lines, Inc.*	119	3,697
Southwest Airlines Co.*	111	4,074
United Airlines Holdings, Inc.*	60	2,101
		12,515
Auto Components - 0.1%
Aptiv plc*	51	4,765
BorgWarner, Inc.	45	1,696
		6,461
Automobiles - 2.8%
Ford Motor Co.	739	11,263
General Motors Co.	273	10,431
Tesla, Inc.*	474	130,639
		152,333
Banks - 4.3%
Bank of America Corp.	1,324	44,500
Citigroup, Inc.	363	17,718
Citizens Financial Group, Inc.	91	3,338
Comerica, Inc.	25	2,007
Fifth Third Bancorp	130	4,440
First Republic Bank	33	5,010
Huntington Bancshares, Inc.	268	3,591
JPMorgan Chase & Co.	548	62,324
KeyCorp	176	3,113
M&T Bank Corp.	33	5,999
PNC Financial Services Group, Inc. (The)	78	12,324
Regions Financial Corp.	176	3,814
Signature Bank	10	1,744
SVB Financial Group*	10	4,065
Truist Financial Corp.	249	11,663
US Bancorp	254	11,585
Wells Fargo & Co.	709	30,990
Zions Bancorp NA	28	1,541
		229,766
Beverages - 2.1%
Brown-Forman Corp., Class B	34	2,472
Coca-Cola Co. (The)	730	45,048
Constellation Brands, Inc., Class A	31	7,627
Keurig Dr Pepper, Inc.	138	5,261
Molson Coors Beverage Co., Class B	34	1,757
Monster Beverage Corp.*	71	6,307
PepsiCo, Inc.	259	44,618
		113,090
Building Products - 0.5%
A O Smith Corp.	25	1,411
Allegion plc	15	1,427
Carrier Global Corp.	159	6,220
Fortune Brands Home & Security, Inc.	25	1,536
Johnson Controls International plc	130	7,038
Masco Corp.	45	2,289
Trane Technologies plc	44	6,779
		26,700
Capital Markets - 3.4%
Ameriprise Financial, Inc.	20	5,360
Bank of New York Mellon Corp. (The)	138	5,731
BlackRock, Inc.	26	17,326
Cboe Global Markets, Inc.	20	2,360
Charles Schwab Corp. (The)	282	20,008
CME Group, Inc.	66	12,910
FactSet Research Systems, Inc.	7	3,033
Franklin Resources, Inc.	52	1,356
Goldman Sachs Group, Inc. (The)	64	21,291
Intercontinental Exchange, Inc.	105	10,589
Invesco Ltd.	64	1,054
MarketAxess Holdings, Inc.	7	1,740
Moody's Corp.	31	8,820
Morgan Stanley	261	22,243
MSCI, Inc.	14	6,289
Nasdaq, Inc.	63	3,750
Northern Trust Corp.	39	3,709
Raymond James Financial, Inc.	37	3,862
S&P Global, Inc.	66	23,244
State Street Corp.	69	4,716
T. Rowe Price Group, Inc.	43	5,160
		184,551
Chemicals - 2.1%
Air Products and Chemicals, Inc.	41	10,350
Albemarle Corp.	21	5,627
Celanese Corp.	20	2,217
CF Industries Holdings, Inc.	39	4,035
Corteva, Inc.	136	8,355
Dow, Inc.	136	6,936
DuPont de Nemours, Inc.	96	5,341
Eastman Chemical Co.	25	2,275
Ecolab, Inc.	46	7,536
FMC Corp.	24	2,594
International Flavors & Fragrances, Inc.	47	5,193
Linde plc	93	26,306
LyondellBasell Industries NV, Class A	47	3,901
Mosaic Co. (The)	67	3,609
PPG Industries, Inc.	45	5,714
Sherwin-Williams Co. (The)	45	10,445
		110,434
Commercial Services & Supplies - 0.6%
Cintas Corp.	15	6,103
Copart, Inc.*	40	4,786

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Republic Services, Inc.	39	5,566
Rollins, Inc.	41	1,384
Waste Management, Inc.	71	12,001
		29,840
Communications Equipment - 0.9%
Arista Networks, Inc.*	41	4,915
Cisco Systems, Inc.	776	34,703
F5, Inc.*	10	1,571
Juniper Networks, Inc.	60	1,705
Motorola Solutions, Inc.	32	7,789
		50,683
Construction & Engineering - 0.1%
Quanta Services, Inc.	27	3,815

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	10	3,477
Vulcan Materials Co.	25	4,162
		7,639
Consumer Finance - 0.6%
American Express Co.	113	17,176
Capital One Financial Corp.	73	7,725
Discover Financial Services	52	5,225
Synchrony Financial	93	3,046
		33,172
Containers & Packaging - 0.3%
Amcor plc	280	3,363
Avery Dennison Corp.	15	2,754
Ball Corp.	59	3,293
International Paper Co.	70	2,913
Packaging Corp. of America	16	2,191
Sealed Air Corp.	27	1,453
Westrock Co.	47	1,908
		17,875
Distributors - 0.2%
Genuine Parts Co.	26	4,056
LKQ Corp.	48	2,555
Pool Corp.	7	2,374
		8,985
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	338	94,910

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	1,337	23,451
Lumen Technologies, Inc.	175	1,743
Verizon Communications, Inc.	784	32,779
		57,973
Electric Utilities - 2.3%
Alliant Energy Corp.	46	2,808
American Electric Power Co., Inc.	96	9,619
Constellation Energy Corp.	60	4,895
Duke Energy Corp.	145	15,502
Edison International	71	4,812
Entergy Corp.	38	4,381
Evergy, Inc.	44	3,015
Eversource Energy	65	5,830
Exelon Corp.	184	8,080
FirstEnergy Corp.	106	4,192
NextEra Energy, Inc.	367	31,217
NRG Energy, Inc.	45	1,858
Pinnacle West Capital Corp.	21	1,582
PPL Corp.	138	4,013
Southern Co. (The)	197	15,183
Xcel Energy, Inc.	102	7,574
		124,561
Electrical Equipment - 0.6%
AMETEK, Inc.	44	5,287
Eaton Corp. plc	74	10,111
Emerson Electric Co.	111	9,073
Generac Holdings, Inc.*	10	2,204
Rockwell Automation, Inc.	21	4,976
		31,651
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	111	8,162
CDW Corp.	25	4,267
Corning, Inc.	143	4,908
Keysight Technologies, Inc.*	34	5,572
TE Connectivity Ltd.	60	7,573
Teledyne Technologies, Inc.*	8	2,947
Trimble, Inc.*	46	2,909
Zebra Technologies Corp., Class A*	9	2,715
		39,053
Energy Equipment & Services - 0.4%
Baker Hughes Co.	176	4,446
Halliburton Co.	170	5,122
Schlumberger NV	265	10,110
		19,678
Entertainment - 1.6%
Activision Blizzard, Inc.	145	11,381
Electronic Arts, Inc.	52	6,597
Live Nation Entertainment, Inc.*	26	2,349
Netflix, Inc.*	83	18,556
Take-Two Interactive Software, Inc.*	30	3,677
Walt Disney Co. (The)*	340	38,107
Warner Bros Discovery, Inc.*	413	5,468
		86,135
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	27	4,142
American Tower Corp.	86	21,848
AvalonBay Communities, Inc.	26	5,224
Boston Properties, Inc.	26	2,065
Camden Property Trust	20	2,570
Crown Castle, Inc.	80	13,666
Digital Realty Trust, Inc.	53	6,552
Duke Realty Corp.	72	4,237
Equinix, Inc.	16	10,518
Equity Residential	65	4,757
Essex Property Trust, Inc.	10	2,651
Extra Space Storage, Inc.	25	4,968
Federal Realty Investment Trust	13	1,317
Healthpeak Properties, Inc.	100	2,625
Host Hotels & Resorts, Inc.	133	2,363
Iron Mountain, Inc.	54	2,841
Kimco Realty Corp.	116	2,445
Mid-America Apartment Communities, Inc.	21	3,479
Prologis, Inc.	139	17,307
Public Storage	28	9,263
Realty Income Corp.	112	7,647
Regency Centers Corp.	28	1,704
SBA Communications Corp.	20	6,505
Simon Property Group, Inc.	60	6,119
UDR, Inc.	57	2,558

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Ventas, Inc.	74	3,542
VICI Properties, Inc.	182	6,004
Vornado Realty Trust	31	813
Welltower, Inc.	86	6,592
Weyerhaeuser Co.	139	4,748
		171,070
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	83	43,334
Kroger Co. (The)	123	5,897
Sysco Corp.	97	7,975
Walgreens Boots Alliance, Inc.	135	4,733
Walmart, Inc.	262	34,728
		96,667
Food Products - 1.3%
Archer-Daniels-Midland Co.	105	9,228
Campbell Soup Co.	38	1,914
Conagra Brands, Inc.	90	3,094
General Mills, Inc.	112	8,602
Hershey Co. (The)	27	6,066
Hormel Foods Corp.	53	2,665
J M Smucker Co. (The)	20	2,800
Kellogg Co.	48	3,492
Kraft Heinz Co. (The)	133	4,974
Lamb Weston Holdings, Inc.	27	2,147
McCormick & Co., Inc. (Non-Voting)	46	3,867
Mondelez International, Inc., Class A	259	16,022
Tyson Foods, Inc., Class A	54	4,071
		68,942
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	26	2,948

Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.*	7	13,131
Caesars Entertainment, Inc.*	40	1,725
Carnival Corp.*	182	1,722
Chipotle Mexican Grill, Inc.*	4	6,387
Darden Restaurants, Inc.	24	2,969
Domino's Pizza, Inc.	7	2,603
Expedia Group, Inc.*	28	2,874
Hilton Worldwide Holdings, Inc.	52	6,623
Las Vegas Sands Corp.*	64	2,408
Marriott International, Inc., Class A	52	7,994
McDonald's Corp.	139	35,067
MGM Resorts International	66	2,154
Norwegian Cruise Line Holdings Ltd.*(b)	78	1,020
Penn Entertainment, Inc.*	31	968
Royal Caribbean Cruises Ltd.*	41	1,675
Starbucks Corp.	214	17,991
Wynn Resorts Ltd.*	20	1,212
Yum! Brands, Inc.	53	5,896
		114,419
Household Durables - 0.3%
DR Horton, Inc.	59	4,198
Garmin Ltd.	28	2,478
Lennar Corp., Class A	47	3,640
Mohawk Industries, Inc.*	9	993
Newell Brands, Inc.	70	1,250
PulteGroup, Inc.	45	1,830
Whirlpool Corp.	9	1,409
		15,798
Household Products - 1.7%
Church & Dwight Co., Inc.	45	3,767
Clorox Co. (The)	24	3,464
Colgate-Palmolive Co.	156	12,201
Kimberly-Clark Corp.	64	8,161
Procter & Gamble Co. (The)	449	61,935
		89,528
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	124	3,156

Industrial Conglomerates - 1.0%
3M Co.	106	13,181
General Electric Co.	206	15,129
Honeywell International, Inc.	129	24,426
		52,736
Insurance - 2.5%
Aflac, Inc.	111	6,596
Allstate Corp. (The)	52	6,266
American International Group, Inc.	148	7,659
Aon plc, Class A	39	10,891
Arthur J Gallagher & Co.	39	7,081
Assurant, Inc.	9	1,426
Brown & Brown, Inc.	44	2,774
Chubb Ltd.	79	14,935
Cincinnati Financial Corp.	27	2,618
Everest Re Group Ltd.	7	1,883
Globe Life, Inc.	16	1,555
Hartford Financial Services Group, Inc. (The)	61	3,923
Lincoln National Corp.	31	1,428
Loews Corp.	37	2,046
Marsh & McLennan Cos., Inc.	93	15,007
MetLife, Inc.	129	8,299
Principal Financial Group, Inc.	45	3,364
Progressive Corp. (The)	110	13,492
Prudential Financial, Inc.	71	6,798
Travelers Cos., Inc. (The)	45	7,274
W R Berkley Corp.	39	2,527
Willis Towers Watson plc	20	4,137
		131,979
Interactive Media & Services - 5.9%
Alphabet, Inc., Class A*	1,140	123,371
Alphabet, Inc., Class C*	1,040	113,516
Match Group, Inc.*	54	3,052
Meta Platforms, Inc., Class A*	430	70,060
Twitter, Inc.*	144	5,580
		315,579
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc.*	1,635	207,269
eBay, Inc.	104	4,589
Etsy, Inc.*	24	2,535
		214,393
IT Services - 5.1%
Accenture plc, Class A	118	34,038
Akamai Technologies, Inc.*	31	2,799
Automatic Data Processing, Inc.	78	19,064
Broadridge Financial Solutions, Inc.	21	3,595
Cognizant Technology Solutions Corp., Class A	97	6,127
DXC Technology Co.*	46	1,140
EPAM Systems, Inc.*	9	3,839

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Fidelity National Information Services, Inc.	116	10,599
Fiserv, Inc.*	110	11,131
FleetCor Technologies, Inc.*	14	2,975
Gartner, Inc.*	14	3,994
Global Payments, Inc.	52	6,460
International Business Machines Corp.	169	21,708
Jack Henry & Associates, Inc.	13	2,499
Mastercard, Inc., Class A	162	52,548
Paychex, Inc.	60	7,400
PayPal Holdings, Inc.*	216	20,183
VeriSign, Inc.*	16	2,916
Visa, Inc., Class A	307	61,004
		274,019
Leisure Products - 0.0%(a)
Hasbro, Inc.	25	1,971

Machinery - 1.8%
Caterpillar, Inc.	99	18,286
Cummins, Inc.	26	5,600
Deere & Co.	52	18,993
Dover Corp.	27	3,374
Fortive Corp.	66	4,180
IDEX Corp.	14	2,817
Illinois Tool Works, Inc.	53	10,326
Ingersoll Rand, Inc.	77	3,647
Nordson Corp.	9	2,045
Otis Worldwide Corp.	79	5,705
PACCAR, Inc.	65	5,688
Parker-Hannifin Corp.	25	6,625
Pentair plc	31	1,380
Snap-on, Inc.	9	1,961
Stanley Black & Decker, Inc.	28	2,467
Westinghouse Air Brake Technologies Corp.	34	2,980
Xylem, Inc.	33	3,006
		99,080
Media - 1.0%
Charter Communications, Inc., Class A*	21	8,665
Comcast Corp., Class A	835	30,219
DISH Network Corp., Class A*(b)	46	798
Fox Corp., Class A	58	1,983
Fox Corp., Class B	27	854
Interpublic Group of Cos., Inc. (The)	73	2,018
News Corp., Class A	72	1,218
News Corp., Class B	22	379
Omnicom Group, Inc.	39	2,609
Paramount Global, Class B	113	2,643
		51,386
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	271	8,021
Newmont Corp.	149	6,163
Nucor Corp.	50	6,647
		20,831
Multiline Retail - 0.6%
Dollar General Corp.	44	10,447
Dollar Tree, Inc.*	41	5,563
Target Corp.	86	13,789
		29,799
Multi-Utilities - 1.1%
Ameren Corp.	47	4,353
CenterPoint Energy, Inc.	117	3,689
CMS Energy Corp.	54	3,647
Consolidated Edison, Inc.	66	6,451
Dominion Energy, Inc.	151	12,352
DTE Energy Co.	37	4,823
NiSource, Inc.	76	2,243
Public Service Enterprise Group, Inc.	93	5,985
Sempra Energy	59	9,733
WEC Energy Group, Inc.	59	6,085
		59,361
Oil, Gas & Consumable Fuels - 5.1%
APA Corp.	64	2,503
Chevron Corp.	366	57,850
ConocoPhillips	241	26,377
Coterra Energy, Inc.(b)	151	4,667
Devon Energy Corp.	115	8,121
Diamondback Energy, Inc.	32	4,265
EOG Resources, Inc.	110	13,343
Exxon Mobil Corp.	788	75,325
Hess Corp.	52	6,281
Kinder Morgan, Inc.	365	6,687
Marathon Oil Corp.	133	3,404
Marathon Petroleum Corp.	103	10,377
Occidental Petroleum Corp.	167	11,857
ONEOK, Inc.	84	5,143
Phillips 66	91	8,141
Pioneer Natural Resources Co.	41	10,382
Valero Energy Corp.	77	9,018
Williams Cos., Inc. (The)	228	7,759
		271,500
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	44	11,193

Professional Services - 0.4%
Equifax, Inc.	24	4,530
Jacobs Solutions, Inc.	25	3,115
Leidos Holdings, Inc.	26	2,471
Nielsen Holdings plc	67	1,865
Robert Half International, Inc.	20	1,539
Verisk Analytics, Inc.	30	5,615
		19,135
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	61	4,817

Road & Rail - 1.1%
CSX Corp.	406	12,850
JB Hunt Transport Services, Inc.	15	2,610
Norfolk Southern Corp.	45	10,941
Old Dominion Freight Line, Inc.	16	4,342
Union Pacific Corp.	117	26,268
		57,011
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc.*	302	25,631
Analog Devices, Inc.	98	14,850
Applied Materials, Inc.	164	15,427
Broadcom, Inc.	77	38,431
Enphase Energy, Inc.*	25	7,161
Intel Corp.	764	24,387
KLA Corp.	27	9,292

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Lam Research Corp.	26	11,386
Microchip Technology, Inc.	104	6,786
Micron Technology, Inc.	208	11,758
Monolithic Power Systems, Inc.	8	3,625
NVIDIA Corp.	469	70,791
NXP Semiconductors NV	50	8,229
ON Semiconductor Corp.*	80	5,502
Qorvo, Inc.*	20	1,796
QUALCOMM, Inc.	209	27,644
Skyworks Solutions, Inc.	31	3,055
SolarEdge Technologies, Inc.*	9	2,484
Teradyne, Inc.	31	2,624
Texas Instruments, Inc.	172	28,416
		319,275
Software - 10.2%
Adobe, Inc.*	89	33,236
ANSYS, Inc.*	15	3,724
Autodesk, Inc.*	40	8,070
Cadence Design Systems, Inc.*	52	9,036
Ceridian HCM Holding, Inc.*	26	1,551
Citrix Systems, Inc.	24	2,466
Fortinet, Inc.*	124	6,037
Intuit, Inc.	53	22,884
Microsoft Corp.	1,397	365,274
NortonLifeLock, Inc.	109	2,462
Oracle Corp.	294	21,800
Paycom Software, Inc.*	8	2,810
PTC, Inc.*	20	2,298
Roper Technologies, Inc.	20	8,052
Salesforce, Inc.*	185	28,882
ServiceNow, Inc.*	38	16,515
Synopsys, Inc.*	28	9,689
Tyler Technologies, Inc.*	7	2,601
		547,387
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	10	1,686
AutoZone, Inc.*	3	6,358
Bath & Body Works, Inc.	45	1,680
Best Buy Co., Inc.	38	2,686
CarMax, Inc.*	31	2,742
Home Depot, Inc. (The)	194	55,953
Lowe's Cos., Inc.	123	23,879
O'Reilly Automotive, Inc.*	11	7,668
Ross Stores, Inc.	66	5,694
TJX Cos., Inc. (The)	220	13,717
Tractor Supply Co.	20	3,703
Ulta Beauty, Inc.*	9	3,779
		129,545
Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	2,874	451,850
Hewlett Packard Enterprise Co.	242	3,291
HP, Inc.	196	5,627
NetApp, Inc.	41	2,957
Seagate Technology Holdings plc(b)	38	2,545
Western Digital Corp.*	59	2,494
		468,764
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	236	25,122
PVH Corp.	11	619
Ralph Lauren Corp.	8	731
Tapestry, Inc.	47	1,632
VF Corp.	60	2,487
		30,591
Tobacco - 0.8%
Altria Group, Inc.	338	15,250
Philip Morris International, Inc.	289	27,597
		42,847
Trading Companies & Distributors - 0.2%
Fastenal Co.	108	5,436
United Rentals, Inc.*	13	3,796
WW Grainger, Inc.	8	4,440
		13,672
Water Utilities - 0.1%
American Water Works Co., Inc.	34	5,047

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	110	15,836

TOTAL COMMON STOCKS (Cost $5,503,790)		5,338,432

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $96)	96	96

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $10,741
(Cost $10,741)	10,741	10,741

Total Investments - 99.8% (Cost $5,514,627)		5,349,269
Other assets less liabilities - 0.2%		8,259
Net Assets - 100.0%		5,357,528

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $7,091, collateralized in the form of cash with a value of $96 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,232 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $7,328.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $96.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.3%
Boeing Co. (The)*	188	30,127
General Dynamics Corp.	78	17,856
Howmet Aerospace, Inc.	127	4,500
Huntington Ingalls Industries, Inc.	14	3,224
L3Harris Technologies, Inc.	65	14,832
Lockheed Martin Corp.	80	33,609
Northrop Grumman Corp.	49	23,421
Raytheon Technologies Corp.	504	45,234
Textron, Inc.	73	4,554
TransDigm Group, Inc.	18	10,807
		188,164
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	43	4,908
Expeditors International of Washington, Inc.	57	5,865
FedEx Corp.	81	17,076
United Parcel Service, Inc., Class B	249	48,433
		76,282
Airlines - 0.3%
Alaska Air Group, Inc.*	43	1,873
American Airlines Group, Inc.*	220	2,858
Delta Air Lines, Inc.*	217	6,742
Southwest Airlines Co.*	201	7,377
United Airlines Holdings, Inc.*	111	3,886
		22,736
Auto Components - 0.1%
Aptiv plc*	92	8,595
BorgWarner, Inc.	81	3,054
		11,649
Automobiles - 3.3%
Ford Motor Co.	1,337	20,376
General Motors Co.	494	18,876
Tesla, Inc.*	852	234,819
		274,071
Banks - 5.1%
Bank of America Corp.	2,401	80,698
Citigroup, Inc.	658	32,117
Citizens Financial Group, Inc.	166	6,089
Comerica, Inc.	44	3,533
Fifth Third Bancorp	232	7,923
First Republic Bank	61	9,262
Huntington Bancshares, Inc.	487	6,526
JPMorgan Chase & Co.	994	113,048
KeyCorp	316	5,590
M&T Bank Corp.	61	11,089
PNC Financial Services Group, Inc. (The)	140	22,120
Regions Financial Corp.	316	6,848
Signature Bank	21	3,661
SVB Financial Group*	20	8,130
Truist Financial Corp.	451	21,125
US Bancorp	458	20,889
Wells Fargo & Co.	1,283	56,080
Zions Bancorp NA	51	2,806
		417,534
Beverages - 2.5%
Brown-Forman Corp., Class B	62	4,507
Coca-Cola Co. (The)	1,321	81,519
Constellation Brands, Inc., Class A	55	13,533
Keurig Dr Pepper, Inc.	250	9,530
Molson Coors Beverage Co., Class B	64	3,307
Monster Beverage Corp.*	127	11,282
PepsiCo, Inc.	468	80,622
		204,300
Biotechnology - 2.8%
AbbVie, Inc.	598	80,407
Amgen, Inc.	181	43,494
Biogen, Inc.*	50	9,769
Gilead Sciences, Inc.	425	26,975
Incyte Corp.*	64	4,508
Moderna, Inc.*	117	15,476
Regeneron Pharmaceuticals, Inc.*	37	21,499
Vertex Pharmaceuticals, Inc.*	87	24,513
		226,641
Building Products - 0.6%
A O Smith Corp.	44	2,484
Allegion plc	30	2,853
Carrier Global Corp.	287	11,227
Fortune Brands Home & Security, Inc.	44	2,703
Johnson Controls International plc	236	12,777
Masco Corp.	80	4,070
Trane Technologies plc	79	12,171
		48,285
Capital Markets - 4.1%
Ameriprise Financial, Inc.	37	9,916
Bank of New York Mellon Corp. (The)	252	10,466
BlackRock, Inc.	48	31,987
Cboe Global Markets, Inc.	36	4,247
Charles Schwab Corp. (The)	511	36,255
CME Group, Inc.	122	23,864
FactSet Research Systems, Inc.	13	5,633
Franklin Resources, Inc.	95	2,477
Goldman Sachs Group, Inc. (The)	116	38,590
Intercontinental Exchange, Inc.	189	19,061
Invesco Ltd.	114	1,878
MarketAxess Holdings, Inc.	13	3,232
Moody's Corp.	54	15,364
Morgan Stanley	474	40,394
MSCI, Inc.	27	12,130
Nasdaq, Inc.	117	6,965
Northern Trust Corp.	71	6,751
Raymond James Financial, Inc.	66	6,888
S&P Global, Inc.	118	41,557
State Street Corp.	124	8,475
T. Rowe Price Group, Inc.	77	9,240
		335,370
Chemicals - 2.4%
Air Products and Chemicals, Inc.	75	18,934
Albemarle Corp.	40	10,718
Celanese Corp.	37	4,102
CF Industries Holdings, Inc.	71	7,346
Corteva, Inc.	245	15,050
Dow, Inc.	247	12,597
DuPont de Nemours, Inc.	172	9,570
Eastman Chemical Co.	44	4,004
Ecolab, Inc.	84	13,762
FMC Corp.	43	4,648
International Flavors & Fragrances, Inc.	86	9,501

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Linde plc	170	48,086
LyondellBasell Industries NV, Class A	88	7,304
Mosaic Co. (The)	123	6,626
PPG Industries, Inc.	80	10,158
Sherwin-Williams Co. (The)	81	18,800
		201,206
Commercial Services & Supplies - 0.7%
Cintas Corp.	29	11,798
Copart, Inc.*	72	8,615
Republic Services, Inc.	71	10,133
Rollins, Inc.	77	2,600
Waste Management, Inc.	129	21,805
		54,951
Construction & Engineering - 0.1%
Quanta Services, Inc.	49	6,924

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	21	7,302
Vulcan Materials Co.	45	7,492
		14,794
Consumer Finance - 0.7%
American Express Co.	207	31,464
Capital One Financial Corp.	133	14,074
Discover Financial Services	95	9,547
Synchrony Financial	170	5,567
		60,652
Containers & Packaging - 0.4%
Amcor plc	509	6,113
Avery Dennison Corp.	28	5,141
Ball Corp.	108	6,027
International Paper Co.	125	5,203
Packaging Corp. of America	32	4,381
Sealed Air Corp.	49	2,637
Westrock Co.	86	3,491
		32,993
Distributors - 0.2%
Genuine Parts Co.	48	7,489
LKQ Corp.	88	4,683
Pool Corp.	14	4,749
		16,921
Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc., Class B*	613	172,130

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	2,424	42,517
Lumen Technologies, Inc.	315	3,137
Verizon Communications, Inc.	1,422	59,454
		105,108
Electric Utilities - 2.7%
Alliant Energy Corp.	85	5,188
American Electric Power Co., Inc.	174	17,435
Constellation Energy Corp.	111	9,057
Duke Energy Corp.	261	27,904
Edison International	129	8,742
Entergy Corp.	69	7,956
Evergy, Inc.	78	5,345
Eversource Energy	117	10,494
Exelon Corp.	332	14,578
FirstEnergy Corp.	193	7,633
NextEra Energy, Inc.	665	56,565
NRG Energy, Inc.	80	3,302
Pinnacle West Capital Corp.	38	2,863
PPL Corp.	249	7,241
Southern Co. (The)	360	27,745
Xcel Energy, Inc.	184	13,662
		225,710
Electrical Equipment - 0.7%
AMETEK, Inc.	78	9,372
Eaton Corp. plc	135	18,446
Emerson Electric Co.	201	16,430
Generac Holdings, Inc.*	22	4,849
Rockwell Automation, Inc.	39	9,241
		58,338
Energy Equipment & Services - 0.4%
Baker Hughes Co.	317	8,007
Halliburton Co.	305	9,190
Schlumberger NV	479	18,274
		35,471
Entertainment - 1.9%
Activision Blizzard, Inc.	265	20,800
Electronic Arts, Inc.	95	12,053
Live Nation Entertainment, Inc.*	46	4,157
Netflix, Inc.*	150	33,534
Take-Two Interactive Software, Inc.*	54	6,618
Walt Disney Co. (The)*	617	69,153
Warner Bros Discovery, Inc.*	748	9,903
		156,218
Equity Real Estate Investment Trusts (REITs) - 3.8%
Alexandria Real Estate Equities, Inc.	50	7,670
American Tower Corp.	157	39,886
AvalonBay Communities, Inc.	47	9,443
Boston Properties, Inc.	48	3,813
Camden Property Trust	36	4,626
Crown Castle, Inc.	147	25,112
Digital Realty Trust, Inc.	96	11,868
Duke Realty Corp.	130	7,651
Equinix, Inc.	31	20,378
Equity Residential	116	8,489
Essex Property Trust, Inc.	22	5,831
Extra Space Storage, Inc.	45	8,943
Federal Realty Investment Trust	24	2,430
Healthpeak Properties, Inc.	183	4,804
Host Hotels & Resorts, Inc.	242	4,300
Iron Mountain, Inc.	98	5,156
Kimco Realty Corp.	209	4,406
Mid-America Apartment Communities, Inc.	39	6,461
Prologis, Inc.	251	31,252
Public Storage	52	17,203
Realty Income Corp.	204	13,929
Regency Centers Corp.	53	3,225
SBA Communications Corp.	37	12,034
Simon Property Group, Inc.	111	11,320
UDR, Inc.	101	4,532
Ventas, Inc.	135	6,461
VICI Properties, Inc.	326	10,755
Vornado Realty Trust	54	1,416
Welltower, Inc.	154	11,804
Weyerhaeuser Co.	252	8,608
		313,806
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	150	78,315
Kroger Co. (The)	222	10,643

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Sysco Corp.	173	14,224
Walgreens Boots Alliance, Inc.	243	8,520
Walmart, Inc.	475	62,961
		174,663
Food Products - 1.5%
Archer-Daniels-Midland Co.	191	16,787
Campbell Soup Co.	68	3,426
Conagra Brands, Inc.	162	5,569
General Mills, Inc.	204	15,667
Hershey Co. (The)	49	11,009
Hormel Foods Corp.	96	4,827
J M Smucker Co. (The)	37	5,180
Kellogg Co.	86	6,256
Kraft Heinz Co. (The)	240	8,976
Lamb Weston Holdings, Inc.	49	3,897
McCormick & Co., Inc. (Non-Voting)	85	7,146
Mondelez International, Inc., Class A	469	29,012
Tyson Foods, Inc., Class A	99	7,462
		125,214
Gas Utilities - 0.1%
Atmos Energy Corp.	47	5,329

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	593	60,871
ABIOMED, Inc.*	15	3,889
Align Technology, Inc.*	25	6,093
Baxter International, Inc.	170	9,768
Becton Dickinson and Co.	97	24,485
Boston Scientific Corp.*	484	19,510
Cooper Cos., Inc. (The)	17	4,887
DENTSPLY SIRONA, Inc.	73	2,392
Dexcom, Inc.*	133	10,934
Edwards Lifesciences Corp.*	211	19,011
Hologic, Inc.*	84	5,675
IDEXX Laboratories, Inc.*	28	9,733
Intuitive Surgical, Inc.*	122	25,100
Medtronic plc	454	39,916
ResMed, Inc.	50	10,996
STERIS plc	34	6,847
Stryker Corp.	114	23,393
Teleflex, Inc.	16	3,620
Zimmer Biomet Holdings, Inc.	71	7,549
		294,669
Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	51	7,475
Cardinal Health, Inc.	92	6,506
Centene Corp.*	198	17,769
Cigna Corp.	107	30,329
CVS Health Corp.	444	43,579
DaVita, Inc.*	20	1,706
Elevance Health, Inc.	82	39,779
HCA Healthcare, Inc.	77	15,236
Henry Schein, Inc.*	47	3,450
Humana, Inc.	43	20,717
Laboratory Corp. of America Holdings	31	6,983
McKesson Corp.	49	17,983
Molina Healthcare, Inc.*	20	6,747
Quest Diagnostics, Inc.	40	5,012
UnitedHealth Group, Inc.	318	165,147
Universal Health Services, Inc., Class B	23	2,250
		390,668
Hotels, Restaurants & Leisure - 2.6%
Booking Holdings, Inc.*	14	26,261
Caesars Entertainment, Inc.*	73	3,148
Carnival Corp.*	330	3,122
Chipotle Mexican Grill, Inc.*	9	14,371
Darden Restaurants, Inc.	42	5,196
Domino's Pizza, Inc.	12	4,462
Expedia Group, Inc.*	51	5,235
Hilton Worldwide Holdings, Inc.	94	11,972
Las Vegas Sands Corp.*	116	4,365
Marriott International, Inc., Class A	93	14,298
McDonald's Corp.	250	63,070
MGM Resorts International	120	3,917
Norwegian Cruise Line Holdings Ltd.*(a)	142	1,857
Penn Entertainment, Inc.*	55	1,718
Royal Caribbean Cruises Ltd.*	76	3,105
Starbucks Corp.	388	32,619
Wynn Resorts Ltd.*	36	2,181
Yum! Brands, Inc.	97	10,790
		211,687
Household Durables - 0.4%
DR Horton, Inc.	108	7,684
Garmin Ltd.	52	4,602
Lennar Corp., Class A	88	6,816
Mohawk Industries, Inc.*	17	1,876
Newell Brands, Inc.	125	2,231
NVR, Inc.*	1	4,140
PulteGroup, Inc.	80	3,253
Whirlpool Corp.	19	2,975
		33,577
Household Products - 2.0%
Church & Dwight Co., Inc.	82	6,864
Clorox Co. (The)	42	6,063
Colgate-Palmolive Co.	284	22,212
Kimberly-Clark Corp.	114	14,537
Procter & Gamble Co. (The)	812	112,007
		161,683
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	226	5,752

Industrial Conglomerates - 1.2%
3M Co.	193	24,000
General Electric Co.	373	27,393
Honeywell International, Inc.	230	43,550
		94,943
Insurance - 2.9%
Aflac, Inc.	201	11,943
Allstate Corp. (The)	93	11,207
American International Group, Inc.	268	13,869
Aon plc, Class A	72	20,107
Arthur J Gallagher & Co.	71	12,891
Assurant, Inc.	18	2,853
Brown & Brown, Inc.	79	4,980
Chubb Ltd.	143	27,034
Cincinnati Financial Corp.	50	4,848
Everest Re Group Ltd.	13	3,498
Globe Life, Inc.	31	3,013
Hartford Financial Services Group, Inc. (The)	111	7,138

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Lincoln National Corp.	55	2,533
Loews Corp.	66	3,650
Marsh & McLennan Cos., Inc.	170	27,433
MetLife, Inc.	234	15,053
Principal Financial Group, Inc.	80	5,981
Progressive Corp. (The)	198	24,285
Prudential Financial, Inc.	127	12,160
Travelers Cos., Inc. (The)	81	13,093
W R Berkley Corp.	71	4,601
Willis Towers Watson plc	38	7,860
		240,030
Interactive Media & Services - 6.9%
Alphabet, Inc., Class A*	2,037	220,444
Alphabet, Inc., Class C*	1,867	203,783
Match Group, Inc.*	97	5,483
Meta Platforms, Inc., Class A*	777	126,597
Twitter, Inc.*	258	9,998
		566,305
Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc.*	2,963	375,619
eBay, Inc.	190	8,385
Etsy, Inc.*	43	4,541
		388,545
Leisure Products - 0.0%(b)
Hasbro, Inc.	44	3,468

Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	102	13,081
Bio-Rad Laboratories, Inc., Class A*	7	3,395
Bio-Techne Corp.	13	4,314
Charles River Laboratories International, Inc.*	17	3,489
Danaher Corp.	219	59,110
Illumina, Inc.*	53	10,687
IQVIA Holdings, Inc.*	64	13,610
Mettler-Toledo International, Inc.*	8	9,700
PerkinElmer, Inc.	43	5,808
Thermo Fisher Scientific, Inc.	133	72,528
Waters Corp.*	20	5,972
West Pharmaceutical Services, Inc.	25	7,417
		209,111
Machinery - 2.2%
Caterpillar, Inc.	181	33,433
Cummins, Inc.	48	10,338
Deere & Co.	95	34,699
Dover Corp.	49	6,123
Fortive Corp.	121	7,663
IDEX Corp.	26	5,231
Illinois Tool Works, Inc.	96	18,704
Ingersoll Rand, Inc.	137	6,490
Nordson Corp.	18	4,089
Otis Worldwide Corp.	143	10,327
PACCAR, Inc.	118	10,326
Parker-Hannifin Corp.	43	11,395
Pentair plc	56	2,492
Snap-on, Inc.	18	3,922
Stanley Black & Decker, Inc.	51	4,493
Westinghouse Air Brake Technologies Corp.	62	5,434
Xylem, Inc.	61	5,557
		180,716
Media - 1.1%
Charter Communications, Inc., Class A*	39	16,093
Comcast Corp., Class A	1,514	54,792
DISH Network Corp., Class A*(a)	85	1,475
Fox Corp., Class A	106	3,623
Fox Corp., Class B	49	1,549
Interpublic Group of Cos., Inc. (The)	133	3,676
News Corp., Class A	132	2,233
News Corp., Class B	41	707
Omnicom Group, Inc.	70	4,683
Paramount Global, Class B	206	4,818
		93,649
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	491	14,533
Newmont Corp.	269	11,126
Nucor Corp.	90	11,965
		37,624
Multiline Retail - 0.7%
Dollar General Corp.	77	18,281
Dollar Tree, Inc.*	76	10,312
Target Corp.	157	25,173
		53,766
Multi-Utilities - 1.3%
Ameren Corp.	87	8,058
CenterPoint Energy, Inc.	213	6,716
CMS Energy Corp.	98	6,619
Consolidated Edison, Inc.	120	11,729
Dominion Energy, Inc.	275	22,495
DTE Energy Co.	66	8,602
NiSource, Inc.	137	4,043
Public Service Enterprise Group, Inc.	169	10,877
Sempra Energy	106	17,487
WEC Energy Group, Inc.	107	11,036
		107,662
Oil, Gas & Consumable Fuels - 6.0%
APA Corp.	115	4,498
Chevron Corp.	665	105,110
ConocoPhillips	438	47,939
Coterra Energy, Inc.(a)	273	8,438
Devon Energy Corp.	208	14,689
Diamondback Energy, Inc.	56	7,464
EOG Resources, Inc.	198	24,017
Exxon Mobil Corp.	1,426	136,311
Hess Corp.	94	11,353
Kinder Morgan, Inc.	660	12,091
Marathon Oil Corp.	240	6,142
Marathon Petroleum Corp.	183	18,437
Occidental Petroleum Corp.	301	21,371
ONEOK, Inc.	151	9,246
Phillips 66	163	14,582
Pioneer Natural Resources Co.	76	19,245
Valero Energy Corp.	138	16,163
Williams Cos., Inc. (The)	412	14,020
		491,116
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	78	19,842

Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	721	48,603

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Catalent, Inc.*	61	5,368
Eli Lilly & Co.	267	80,428
Johnson & Johnson	891	143,754
Merck & Co., Inc.	856	73,068
Organon & Co.	86	2,454
Pfizer, Inc.	1,900	85,937
Viatris, Inc.	410	3,915
Zoetis, Inc.	159	24,888
		468,415
Professional Services - 0.4%
Equifax, Inc.	41	7,739
Jacobs Solutions, Inc.	44	5,482
Leidos Holdings, Inc.	46	4,372
Nielsen Holdings plc	122	3,396
Robert Half International, Inc.	37	2,848
Verisk Analytics, Inc.	53	9,919
		33,756
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	111	8,765

Road & Rail - 1.3%
CSX Corp.	736	23,294
JB Hunt Transport Services, Inc.	28	4,873
Norfolk Southern Corp.	81	19,693
Old Dominion Freight Line, Inc.	31	8,414
Union Pacific Corp.	213	47,821
		104,095
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	21	3,541
AutoZone, Inc.*	7	14,834
Bath & Body Works, Inc.	81	3,024
Best Buy Co., Inc.	69	4,878
CarMax, Inc.*	54	4,776
Home Depot, Inc. (The)	350	100,947
Lowe's Cos., Inc.	224	43,487
O'Reilly Automotive, Inc.*	22	15,337
Ross Stores, Inc.	119	10,266
TJX Cos., Inc. (The)	398	24,815
Tractor Supply Co.	38	7,036
Ulta Beauty, Inc.*	18	7,558
		240,499
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc., Class B	430	45,774
PVH Corp.	23	1,294
Ralph Lauren Corp.	16	1,461
Tapestry, Inc.	85	2,952
VF Corp.	109	4,518
		55,999
Tobacco - 0.9%
Altria Group, Inc.	613	27,659
Philip Morris International, Inc.	525	50,132
		77,791
Trading Companies & Distributors - 0.3%
Fastenal Co.	195	9,814
United Rentals, Inc.*	24	7,009
WW Grainger, Inc.	15	8,324
		25,147
Water Utilities - 0.1%
American Water Works Co., Inc.	62	9,204

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	199	28,648

TOTAL COMMON STOCKS (Cost $9,160,273)		8,202,592

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $83)	83	83

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $12,838
(Cost $12,837)	12,837	12,837

Total Investments - 99.8% (Cost $9,173,193)		8,215,512
Other assets less liabilities - 0.2%		14,077
Net Assets - 100.0%		8,229,589

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $11,635, collateralized in the form of cash with a value of $83 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $11,751 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.63%, and maturity dates ranging from January 15, 2023 – May 15, 2051. The total value of collateral is $11,834.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $83.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P Kensho Cleantech ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Automobiles - 3.1%
Tesla, Inc.*	735	202,573

Construction & Engineering - 8.6%
Arcosa, Inc.	3,225	188,501
ReneSola Ltd., ADR*	38,692	225,962
Valmont Industries, Inc.	534	147,822
		562,285
Diversified Consumer Services - 2.8%
ADT, Inc.	24,800	180,792

Electrical Equipment - 37.1%
American Superconductor Corp.*	19,433	103,772
Array Technologies, Inc.*	19,239	402,095
Ballard Power Systems, Inc.*	23,429	182,746
Bloom Energy Corp., Class A*	11,132	282,864
FuelCell Energy, Inc.*	46,668	195,539
Generac Holdings, Inc.*	777	171,259
Plug Power, Inc.*(a)	10,462	293,355
Shoals Technologies Group, Inc., Class A*	11,594	305,734
Sunrun, Inc.*	7,419	245,050
TPI Composites, Inc.*	12,560	233,490
		2,415,904
Independent Power and Renewable Electricity Producers - 7.6%
Azure Power Global Ltd.*(a)	10,002	35,907
Ormat Technologies, Inc.(a)	2,219	207,432
Sunnova Energy International, Inc.*	9,968	251,393
		494,732
Industrial Conglomerates - 2.6%
General Electric Co.	2,293	168,398

Machinery - 4.6%
Cummins, Inc.	861	185,433
Hyster-Yale Materials Handling, Inc.	3,929	114,452
		299,885
Semiconductors & Semiconductor Equipment - 33.4%
Applied Materials, Inc.	1,198	112,696
Canadian Solar, Inc.*	6,035	272,601
Daqo New Energy Corp., ADR*	3,773	251,546
Enphase Energy, Inc.*	1,046	299,616
First Solar, Inc.*	2,607	332,523
JinkoSolar Holding Co. Ltd., ADR*	3,075	187,175
Maxeon Solar Technologies Ltd.*(a)	14,149	280,858
SolarEdge Technologies, Inc.*	688	189,867
SunPower Corp.*	10,408	249,792
		2,176,674
TOTAL COMMON STOCKS (Cost $6,570,405)		6,501,243

SECURITIES LENDING REINVESTMENTS(b) - 8.5%

INVESTMENT COMPANIES - 8.5%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $552,448)	552,448	552,448

Total Investments - 108.3% (Cost $7,122,853)		7,053,691
Liabilities in excess of other assets - (8.3%)		(539,425)
Net Assets - 100.0%		6,514,266

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $544,933, collateralized in the form of cash with a value of $552,448 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $552,448.

Abbreviations
ADR	American Depositary Receipt

S&P Kensho Cleantech ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	77.7%
China	10.2%
Canada	7.0%
Singapore	4.3%
India	0.6%
Other[a]	0.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

S&P Kensho Smart Factories ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Electrical Equipment - 15.8%
ABB Ltd., ADR	1,379	38,019
Emerson Electric Co.	457	37,355
Rockwell Automation, Inc.	190	45,019
		120,393
Electronic Equipment, Instruments & Components - 19.4%
Cognex Corp.	668	28,130
FARO Technologies, Inc.*	695	23,317
Hollysys Automation Technologies Ltd.	1,632	27,793
Ouster, Inc.*(a)	12,300	18,450
Sanmina Corp.*	596	28,918
Zebra Technologies Corp., Class A*	71	21,416
		148,024
Machinery - 3.0%
Dover Corp.	183	22,868

Semiconductors & Semiconductor Equipment - 18.9%
Allegro MicroSystems, Inc.*	959	22,364
Ambarella, Inc.*	312	21,178
Applied Materials, Inc.	218	20,507
KLA Corp.	74	25,466
ON Semiconductor Corp.*	447	30,740
Tower Semiconductor Ltd.*	507	23,520
		143,775
Software - 25.9%
ANSYS, Inc.*	91	22,595
Aspen Technology, Inc.*	102	21,481
Autodesk, Inc.*	205	41,357
C3.ai, Inc., Class A*	1,446	26,028
PTC, Inc.*	363	41,705
SAP SE, ADR(a)	247	21,049
UiPath, Inc., Class A*	1,401	23,047
		197,262
Technology Hardware, Storage & Peripherals - 7.5%
3D Systems Corp.*(a)	3,550	35,961
Stratasys Ltd.*	1,249	21,558
		57,519
Trading Companies & Distributors - 3.2%
Applied Industrial Technologies, Inc.	230	24,385

Wireless Telecommunication Services - 6.0%
SK Telecom Co. Ltd., ADR	1,579	33,711
Turkcell Iletisim Hizmetleri A/S, ADR	4,136	12,284
		45,995
TOTAL COMMON STOCKS (Cost $866,784)		760,221

SECURITIES LENDING REINVESTMENTS(b) - 5.2%

INVESTMENT COMPANIES - 5.2%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $39,666)	39,666	39,666

Total Investments - 104.9% (Cost $906,450)		799,887
Liabilities in excess of other assets - (4.9%)		(37,297)
Net Assets - 100.0%		762,590

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $75,364, collateralized in the form of cash with a value of $39,666 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $39,997 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from October 20, 2022 – February 15, 2052. The total value of collateral is $79,663.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $39,666.

Abbreviations
ADR	American Depositary Receipt

S&P Kensho Smart Factories ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	79.2%
Switzerland	5.0%
South Korea	4.4%
China	3.6%
Israel	3.1%
Germany	2.8%
Turkey	1.6%
Other[a]	0.3%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

S&P MidCap 400® Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Banks - 12.9%
Bank OZK	629,836	25,527,253
Commerce Bancshares, Inc.	362,040	24,897,491
Cullen/Frost Bankers, Inc.	196,572	25,546,497
Prosperity Bancshares, Inc.	346,521	24,561,409
UMB Financial Corp.	272,005	24,336,287
United Bankshares, Inc.	674,189	25,012,412
		149,881,349
Building Products - 2.3%
Carlisle Cos., Inc.	91,775	27,134,196

Capital Markets - 2.1%
SEI Investments Co.	448,841	24,551,603

Chemicals - 4.3%
RPM International, Inc.	283,503	26,411,139
Sensient Technologies Corp.(a)	290,589	23,151,226
		49,562,365
Commercial Services & Supplies - 1.9%
MSA Safety, Inc.	189,170	22,484,746

Construction & Engineering - 2.3%
MDU Resources Group, Inc.	905,505	27,300,976

Containers & Packaging - 6.5%
AptarGroup, Inc.	235,640	24,226,148
Silgan Holdings, Inc.	589,529	26,853,046
Sonoco Products Co.(a)	395,023	24,894,350
		75,973,544
Electric Utilities - 2.2%
OGE Energy Corp.	633,103	25,665,996

Electrical Equipment - 2.3%
Regal Rexnord Corp.	196,493	27,035,472

Equity Real Estate Investment Trusts (REITs) - 2.0%
National Retail Properties, Inc.	530,935	23,838,981

Food & Staples Retailing - 2.3%
Casey's General Stores, Inc.	122,895	26,271,264

Food Products - 4.8%
Flowers Foods, Inc.	896,529	24,475,242
Lancaster Colony Corp.	188,322	31,741,673
		56,216,915
Gas Utilities - 12.4%
National Fuel Gas Co.	370,445	26,401,615
New Jersey Resources Corp.	565,231	24,949,296
ONE Gas, Inc.	304,015	23,795,254
Southwest Gas Holdings, Inc.	286,801	22,327,458
Spire, Inc.(a)	348,300	24,342,687
UGI Corp.	592,102	23,388,029
		145,204,339
Household Durables - 2.1%
Leggett & Platt, Inc.	626,763	23,954,882

Insurance - 10.1%
American Financial Group, Inc.	185,067	23,629,355
Hanover Insurance Group, Inc. (The)	176,672	22,859,590
Old Republic International Corp.(a)	1,088,381	23,770,241
RenaissanceRe Holdings Ltd.	175,001	23,670,635
RLI Corp.	217,580	23,881,581
		117,811,402
Leisure Products - 2.1%
Polaris, Inc.	213,995	24,239,214

Machinery - 8.6%
Donaldson Co., Inc.	477,083	24,498,212
Graco, Inc.	395,023	25,218,268
Lincoln Electric Holdings, Inc.	191,229	26,139,092
Toro Co. (The)	289,486	24,007,074
		99,862,646
Media - 2.0%
John Wiley & Sons, Inc., Class A	507,217	23,347,199

Metals & Mining - 1.9%
Royal Gold, Inc.	238,637	21,930,740

Multi-Utilities - 4.2%
Black Hills Corp.	341,241	25,756,871
NorthWestern Corp.	447,934	23,731,543
		49,488,414
Personal Products - 2.0%
Nu Skin Enterprises, Inc., Class A(a)	571,718	23,406,135

Pharmaceuticals - 1.9%
Perrigo Co. plc	597,025	22,340,676

Road & Rail - 2.1%
Ryder System, Inc.	327,201	25,011,244

Specialty Retail - 2.3%
Williams-Sonoma, Inc.(a)	177,854	26,455,782

Water Utilities - 2.1%
Essential Utilities, Inc.	501,488	24,648,135

TOTAL COMMON STOCKS (Cost $1,024,012,901)		1,163,618,215

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $1,992,237
(Cost $1,992,115)	1,992,115	1,992,115

Total Investments - 99.9% (Cost $1,026,005,016)		1,165,610,330
Other assets less liabilities - 0.1%		1,021,603
Net Assets - 100.0%		1,166,631,933

S&P MidCap 400® Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $2,566,874, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.75%, and maturity dates ranging from December 15, 2022 – February 15, 2049. The total value of collateral is $2,666,582.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P Technology Dividend Aristocrats ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Communications Equipment - 5.4%
Cisco Systems, Inc.	63,604	2,844,371
Motorola Solutions, Inc.	12,932	3,147,778
		5,992,149
Electronic Equipment, Instruments & Components - 20.8%
Amphenol Corp., Class A	40,857	3,004,215
Avnet, Inc.	62,248	2,732,065
Badger Meter, Inc.	32,165	3,045,704
CDW Corp.	16,590	2,831,913
Corning, Inc.	81,545	2,798,624
Littelfuse, Inc.	11,069	2,625,788
National Instruments Corp.	82,846	3,293,957
TE Connectivity Ltd.	22,969	2,898,918
		23,231,184
Entertainment - 2.5%
Activision Blizzard, Inc.	35,392	2,777,918

Internet & Direct Marketing Retail - 2.4%
PetMed Express, Inc.(a)	130,973	2,694,114

IT Services - 27.7%
Accenture plc, Class A	9,964	2,874,215
Automatic Data Processing, Inc.	12,987	3,174,153
Broadridge Financial Solutions, Inc.	18,406	3,150,555
Cass Information Systems, Inc.	78,930	2,895,152
CSG Systems International, Inc.	45,242	2,617,250
International Business Machines Corp.	21,728	2,790,961
Jack Henry & Associates, Inc.	14,408	2,769,218
Mastercard, Inc., Class A	8,221	2,666,646
Paychex, Inc.	23,332	2,877,769
Visa, Inc., Class A(a)	13,153	2,613,633
Western Union Co. (The)	167,371	2,480,438
		30,909,990
Semiconductors & Semiconductor Equipment - 23.4%
Analog Devices, Inc.	17,209	2,607,680
Broadcom, Inc.	5,487	2,738,616
Intel Corp.	69,200	2,208,864
KLA Corp.	7,877	2,710,712
Lam Research Corp.	6,032	2,641,473
Microchip Technology, Inc.	42,820	2,794,005
Power Integrations, Inc.	35,024	2,505,267
QUALCOMM, Inc.	18,500	2,446,995
Skyworks Solutions, Inc.	26,245	2,586,445
Texas Instruments, Inc.	16,977	2,804,770
		26,044,827
Software - 10.1%
Dolby Laboratories, Inc., Class A	36,482	2,671,942
Intuit, Inc.	6,678	2,883,427
Microsoft Corp.	10,702	2,798,252
Oracle Corp.	38,668	2,867,232
		11,220,853
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	18,337	2,882,943
HP, Inc.	85,208	2,446,322
NetApp, Inc.	40,326	2,908,714
		8,237,979
TOTAL COMMON STOCKS (Cost $115,274,184)		111,109,014

SECURITIES LENDING REINVESTMENTS(b) - 1.9%

INVESTMENT COMPANIES - 1.9%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $2,153,339)	2,153,339	2,153,339

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 1.90% - 2.25%, dated 8/31/2022, due 9/1/2022, total to be received $204,076
(Cost $204,065)	204,065	204,065

Total Investments - 101.8% (Cost $117,631,588)		113,466,418
Liabilities in excess of other assets - (1.8%)		(2,001,308)
Net Assets - 100.0%		111,465,110

(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $4,620,881, collateralized in the form of cash with a value of $2,153,339 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,606,945 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 30, 2022 – May 15, 2052. The total value of collateral is $4,760,284.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $2,153,339.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Bitcoin Strategy ETF

Consolidated Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 42.2%

U.S. TREASURY OBLIGATIONS - 42.2%
U.S. Treasury Bills
2.44%, 11/17/2022(a) (Cost $37,803,308)	38,000,000	37,782,582

Total Investments - 42.2% (Cost $37,803,308)		37,782,582
Other assets less liabilities - 57.8%		51,669,297
Net Assets - 100.0%		89,451,879

(a)	The rate shown was the current yield as of August 31, 2022.

Futures Contracts Sold

Short Bitcoin Strategy ETF had the following open short futures contracts as of August 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
CME Bitcoin Futures	891	9/30/2022	USD	$89,389,575	$4,291,970

Abbreviations
USD	U.S. Dollar

Smart Materials ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 5.4%
Hexcel Corp.	1,393	81,727

Building Products - 0.5%
View, Inc.*	4,782	8,512

Chemicals - 60.0%
Akzo Nobel NV	864	54,736
Arkema SA	658	55,797
Axalta Coating Systems Ltd.*	2,985	76,864
Cabot Corp.	1,150	82,766
Chemours Co. (The)	2,290	77,242
Hansol Chemical Co. Ltd.	250	40,840
Huntsman Corp.(a)	2,236	62,653
Ingevity Corp.*	859	60,250
Neo Performance Materials, Inc.	896	9,872
OCI Co. Ltd.	525	46,120
PPG Industries, Inc.	592	75,172
RPM International, Inc.	914	85,148
Sherwin-Williams Co. (The)	275	63,827
Sika AG (Registered)	244	55,015
Solvay SA	793	64,264
		910,566
Electrical Equipment - 5.1%
Nidec Corp.	1,149	77,116

Electronic Equipment, Instruments & Components - 5.9%
LG Display Co. Ltd.	5,679	66,235
Solus Advanced Materials Co. Ltd.	773	24,157
		90,392
Metals & Mining - 5.3%
Constellium SE*	3,121	41,572
Materion Corp.	450	38,839
		80,411
Semiconductors & Semiconductor Equipment - 17.3%
Applied Materials, Inc.	686	64,532
Entegris, Inc.	680	64,518
Innox Advanced Materials Co. Ltd.	443	11,460
Jusung Engineering Co. Ltd.	1,063	12,676
LX Semicon Co. Ltd.	358	25,481
Magnachip Semiconductor Corp.*	989	11,571
Meta Materials, Inc.*(a)	6,487	5,611
Universal Display Corp.	593	66,256
		262,105
TOTAL COMMON STOCKS (Cost $1,974,984)		1,510,829

SECURITIES LENDING REINVESTMENTS(b) - 0.4%

INVESTMENT COMPANIES - 0.4%
BlackRock Liquidity FedFund, Institutional Class
2.02% (Cost $6,486)	6,486	6,486

Total Investments - 99.9% (Cost $1,981,470)		1,517,315
Other assets less liabilities - 0.1%		845
Net Assets - 100.0%		1,518,160

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $68,235, collateralized in the form of cash with a value of $6,486 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $65,618 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 30, 2022 – May 15, 2052. The total value of collateral is $72,104.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2022. The total value of securities purchased was $6,486.

Smart Materials ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Smart Materials ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	61.0%
South Korea	14.9%
France	6.4%
Japan	5.1%
Belgium	4.2%
Switzerland	3.6%
Netherlands	3.6%
Canada	0.7%
Other[a]	0.5%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Supply Chain Logistics ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%

Air Freight & Logistics - 36.9%
CH Robinson Worldwide, Inc.	683	77,964
Deutsche Post AG (Registered)	2,243	82,038
DSV A/S	565	83,711
Expeditors International of Washington, Inc.	832	85,604
FedEx Corp.	418	88,119
GXO Logistics, Inc.*	569	25,252
Nippon Express Holdings, Inc.	437	24,189
Royal Mail plc	3,679	11,775
SG Holdings Co. Ltd.	1,452	24,237
United Parcel Service, Inc., Class B	493	95,893
Yamato Holdings Co. Ltd.	1,367	21,451
ZTO Express Cayman, Inc.	2,446	64,635
		684,868
Commercial Services & Supplies - 3.5%
Brambles Ltd.	7,720	65,396

IT Services - 4.3%
Amadeus IT Group SA*	1,498	79,215

Marine - 18.2%
COSCO SHIPPING Holdings Co. Ltd., Class H	16,794	25,206
Evergreen Marine Corp. Taiwan Ltd.	18,475	53,596
HMM Co. Ltd.	1,940	32,272
Kawasaki Kisen Kaisha Ltd.(a)	452	28,892
Kuehne + Nagel International AG (Registered)	272	62,887
Matson, Inc.	210	15,469
Orient Overseas International Ltd.(a)	529	14,814
Pacific Basin Shipping Ltd.	27,717	9,888
SITC International Holdings Co. Ltd.	6,702	17,078
Star Bulk Carriers Corp.	496	9,697
Wan Hai Lines Ltd.	8,386	23,915
Yang Ming Marine Transport Corp.	12,281	31,835
ZIM Integrated Shipping Services Ltd.	350	12,631
		338,180
Road & Rail - 34.1%
Aurizon Holdings Ltd.	9,891	25,245
Canadian Pacific Railway Ltd.	1,207	90,358
CSX Corp.	2,849	90,171
Full Truck Alliance Co. Ltd., ADR*	4,939	39,018
Knight-Swift Transportation Holdings, Inc.	825	41,671
Landstar System, Inc.	198	29,033
Old Dominion Freight Line, Inc.	341	92,551
Rumo SA	6,482	25,181
Saia, Inc.*	142	29,370
TFI International, Inc.	444	44,297
Union Pacific Corp.	408	91,600
XPO Logistics, Inc.*	577	30,246
		628,741
Transportation Infrastructure - 2.3%
Getlink SE	2,268	42,827

TOTAL COMMON STOCKS (Cost $1,996,839)		1,839,227

Total Investments - 99.3% (Cost $1,996,839)		1,839,227
Other assets less liabilities - 0.7%		12,246
Net Assets - 100.0%		1,851,473

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2022. The total value of securities on loan at August 31, 2022 was $43,322, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.25%, and maturity dates ranging from November 30, 2023 – November 15, 2051. The total value of collateral is $45,748.

Supply Chain Logistics ETF

Schedule of Portfolio Investments

August 31, 2022 (Unaudited)

Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of August 31, 2022:

United States	45.5%
Canada	7.3%
Taiwan	5.9%
China	5.8%
Japan	5.3%
Australia	4.9%
Denmark	4.5%
Germany	4.4%
Spain	4.3%
Switzerland	3.4%
France	2.3%
South Korea	1.7%
Brazil	1.4%
Hong Kong	1.3%
Israel	0.7%
United Kingdom	0.6%
Other[a]	0.7%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

ProShares Trust

Notes to Schedules of portfolio investments

August 31, 2022 (unaudited)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2022, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 2.25%, dated 08/31/2022 due 09/01/2022 (a)	Barclays Capital, Inc., 2.00%, dated 08/31/2022 due 09/01/2022 (b)	Barclays Capital, Inc., 2.20%, dated 08/31/2022 due 09/01/2022 (c)	Barclays Capital, Inc., 2.23%, dated 08/31/2022 due 09/01/2022 (d)	BNP Paribas Securities Corp., 1.90%, dated 08/31/2022 due 09/01/2022 (e)	BNP Paribas Securities Corp., 2.25%, dated 08/31/2022 due 09/01/2022 (f)	ING Financial Markets LLC, 2.25%, dated 08/31/2022 due 09/01/2022 (g)	Total
Decline of the Retail Store ETF	$140,769	$703,846	$1,407,692	$1,982,779	$1,407,692	$7,742,304	$2,491,615	$15,876,697
DJ Brookfield Global Infrastructure ETF	5,593	27,964	55,927	78,775	55,927	307,599	98,990	630,775
Equities for Rising Rates ETF	925	4,625	9,251	13,030	9,251	50,877	16,373	104,332
Global Listed Private Equity ETF	656	3,274	6,547	9,222	6,547	36,010	11,589	73,845
Hedge Replication ETF	67,975	339,872	679,745	957,442	679,745	3,738,597	1,203,148	7,666,524
High Yield-Interest Rate Hedged	43,475	217,375	434,751	612,360	434,751	2,391,130	769,509	4,903,351
Inflation Expectations ETF	597,554	2,987,769	5,975,539	8,416,734	5,975,538	32,865,460	10,576,702	67,395,296
Investment Grade — Interest Rate Hedged	46,807	234,034	468,068	659,288	468,068	2,574,372	828,480	5,279,117
Large Cap Core Plus	157,553	787,765	1,575,530	2,219,184	1,575,530	8,665,415	2,788,687	17,769,664
Long Online/Short Stores ETF	5,453	27,264	54,528	76,804	54,528	299,902	96,513	614,992
Merger ETF	36,152	180,760	361,520	509,213	361,520	1,988,360	639,891	4,077,416
MSCI EAFE Dividend Growers ETF	3,510	17,548	35,096	49,434	35,096	193,031	62,121	395,836
MSCI Emerging Markets Dividend Growers ETF	2,812	14,058	28,117	39,604	28,117	154,641	49,767	317,116
MSCI Europe Dividend Growers ETF	285	1,426	2,853	4,018	2,853	15,690	5,049	32,174
MSCI Transformational Changes ETF	917	4,583	9,167	12,912	9,167	50,417	16,225	103,388
Nasdaq-100 Dorsey Wright Momentum ETF	60	302	604	851	604	3,322	1,069	6,812
Online Retail ETF	2,180	10,902	21,804	30,712	21,804	119,921	38,593	245,916
Pet Care ETF	3,062	15,311	30,621	43,131	30,621	168,415	54,199	345,360
Russell 2000 Dividend Growers ETF	14,825	74,124	148,247	208,811	148,247	815,359	262,397	1,672,010
Russell U.S. Dividend Growers ETF	92	459	917	1,292	917	5,044	1,624	10,345
S&P 500® Bond ETF	3,012	15,060	30,120	42,425	30,120	165,660	53,314	339,711
S&P 500® Dividend Aristocrats ETF	41,115	205,578	411,157	579,128	411,157	2,261,363	727,747	4,637,245
S&P 500® Ex-Energy ETF	268	1,342	2,684	3,780	2,684	14,761	4,750	30,269
S&P 500® Ex-Financials ETF	151	753	1,506	2,121	1,506	8,286	2,667	16,990
S&P 500® Ex-Health Care ETF	95	476	952	1,341	952	5,238	1,687	10,741
S&P 500® Ex-Technology ETF	114	569	1,138	1,603	1,138	6,260	2,015	12,837
S&P MidCap 400® Dividend Aristocrats ETF	17,663	88,314	176,629	248,787	176,629	971,460	312,633	1,992,115
S&P Technology Dividend Aristocrats ETF	1,809	9,047	18,093	25,485	18,093	99,513	32,025	204,065
	$1,194,882	$5,974,400	$11,948,803	$16,830,266	$11,948,802	$65,718,407	$21,149,379	$134,764,939

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2022 as follows:

(a) U.S. Treasury Bonds, 0%, due 11/15/2031, which had an aggregate value at the Trust level of $51,000,000.

(b) U.S. Treasury Notes, 0.88% to 2.25%, due 11/15/2025 to 11/15/2030, which had an aggregate value at the Trust level of $255,000,076.

(c) U.S. Treasury Bills, 0%, due 9/27/2022; U.S. Treasury Notes, 0.13% to 2.94%, due 1/15/2023 to 8/15/2031, which had an aggregate value at the Trust level of $510,000,058.

(d) U.S. Treasury Bills, 0%, due 9/27/2022; U.S. Treasury Notes, 0.13% to 2.94%, due 1/15/2023 to 8/15/2031, which had an aggregate value at the Trust level of $718,351,191.

(e) U.S. Treasury Bills, 0%, due 9/29/2022; U.S. Treasury Bonds, 4.38%, due 5/15/2041; U.S. Treasury Notes, 0.13% to 2.25%, due 4/30/2023 to 7/15/2032, which had an aggregate value at the Trust level of $510,000,027.

(f) U.S. Treasury Bills, 0%, due 10/25/2022 to 12/22/2022; U.S. Treasury Bonds, 0% to 7.63%, due 11/15/2022 to 5/15/2052; U.S. Treasury Notes, 0.13% to 3.13%, due 1/15/2023 to 5/15/2031, which had an aggregate value at the Trust level of $2,805,000,000.

(g) Federal Farm Credit Bank, 2.96%, due 11/16/2022; Federal Home Loan Bank, 0.5% to 2.34%, due 5/20/2024 to 6/13/2025; Federal Home Loan Mortgage Corp., 0%, due 9/15/2029 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 9/6/2024 to 11/15/2030; U.S. Treasury Bills, 0%, due 9/8/2022 to 8/10/2023; U.S. Treasury Bonds, 0.13% to 4.25%, due 5/15/2039 to 2/15/2052; U.S. Treasury Notes, 0.13% to 3.25%, due 1/31/2023 to 2/15/2031; which had an aggregate value at the Trust level of $902,701,044.